UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor
New York, NY 10158
(Address of principal executive offices) (Zip code)

Thomas Park
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
(Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2023

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI China Industrials ETF (ticker: CHII)
Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI China Communication Services ETF (ticker: CHIC)
Global X MSCI China Financials ETF (ticker: CHIX)
Global X MSCI China Energy ETF (ticker: CHIE)
Global X MSCI China Materials ETF (ticker: CHIM)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Southeast Asia ETF (ticker: ASEA)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Greece ETF (ticker: GREK)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X MSCI Next Emerging & Frontier ETF (ticker: EMFM)
Global X MSCI Portugal ETF (ticker: PGAL)
Global X DAX Germany ETF (ticker: DAX)
Global X MSCI Pakistan ETF (ticker: PAK)
Global X MSCI China Consumer Staples ETF (ticker: CHIS)
Global X MSCI China Health Care ETF (ticker: CHIH)
Global X MSCI China Information Technology ETF (ticker: CHIK)
Global X MSCI China Utilities ETF (ticker: CHIU)
Global X MSCI China Real Estate ETF (ticker: CHIR)
Global X MSCI Vietnam ETF (ticker: VNAM)

Annual Report

October 31, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

Global X MSCI Colombia ETF

The Global X MSCI Colombia ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Select 25/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Colombia equity universe, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The Broad Colombia Equity Universe includes securities that are classified in Colombia according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Colombia and carry out the majority of their operations in Colombia.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 9.09%, while the Underlying Index increased 9.43%. The Fund had a net asset value of $19.68 per share on October 31, 2022 and ended the reporting period with a net asset value of $20.03 per share on October 31, 2023.

During the reporting period, the highest returns came from Cementos Argos SA and Millicom INTL Cellular-SDR, which returned 82.96% and 44.41%, respectively. The worst performers were Geopark Ltd and Canacol Energy Ltd, which returned -27.11% and -26.18%, respectively.

The Fund generated positive returns during the reporting period as the Colombian government’s economic and security policies improved sentiment and domestic demand. The reduction of inflation following interest rate hikes by the Bank of Colombia reflected a better environment for local companies. The decision to halt new oil and gas exploration added uncertainty into Colombia’s long-term energy security and resulted in increased energy prices and respective stock valuations of upstream companies held within the Fund. Additionally, reduced mining activities created more investment opportunities in renewable energies, infrastructure, and technology sectors, followed by a significant increase of foreign direct investments in the country. By sector, the Fund had the highest exposure to Financials at 38.70%, Energy at 24.61% and Utilities at 21.02%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Colombia ETF	9.09%	11.18%	0.59%	0.87%	-5.88%	-5.78%	-9.91%	-9.91%
Hybrid MSCI All Colombia Select 25/50 Index/MSCI All Colombia Capped Index/FTSE Colombia 20 Index**	9.43%	9.43%	1.12%	1.12%	-5.54%	-5.54%	-9.36%	-9.36%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	1.19%	1.19%

Growth of a $10,000 Investment
(At Net Asset Value)

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

*Fund commenced operations on February 5, 2009.

**Reflects performance of the FTSE Colombia 20 Index through July 14, 2014, the MSCI All Colombia Capped Index through August 30, 2016 and the MSCI All Colombia Select 25/50 Index, thereafter. The inception of the MSCI All Colombia Select 25/50 Index (“New Index”) was on July 15, 2016. Effective on or around August 31, 2016, the Fund began to track the New Index. This change was due to the planned migration to the New Index, potentially improving the trading characteristics of the Fund.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

Global X MSCI China Industrials ETF

The Global X MSCI China Industrials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Industrials 10/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the Industrials sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 0.37%, while the Underlying Index increased 0.30%. The Fund had a net asset value of $10.93 per share on October 31, 2022 and ended the reporting period with a net asset value of $10.48 per share on October 31, 2023.

During the reporting period, the highest returns came from Sany Heavy Equipment International Holdings Co., Ltd. and Weichai Power Co., Ltd. Class H, which returned 63.24% and 62.16%, respectively. The worst performers were Ginlong Technologies Co., Ltd. Class A and Pylon Technologies Co., Ltd. Class A, which returned -64.09% and -62.78%, respectively.

The Fund had modestly negative returns during the reporting period due to weak manufacturing activity, lower global demand, and normalizing shipping rates. Chinese manufacturing activity declined alongside Chinese exports as factories struggled to find buyers for goods abroad during the reporting period. At the same time, a lack of cash among property developers led to less construction of homes and buildings during the reporting period, which in turn reduced demand for industrial goods associated with real estate. As China dealt with economic headwinds at home, the Chinese Government slowed its investments into the Belt and Road Initiative, which decreased the number of international opportunities for industrial firms. Furthermore, shipping holdings within the Fund were adversely impacted by a fall in container freight prices that continued for a majority of the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Industrials ETF	-0.37%	-0.84%	-5.91%	-5.59%	-2.86%	-2.06%	0.56%	0.62%
Hybrid Solactive China Industrials Total Return Index/MSCI China Industrials 10/50 Index**	0.30%	0.30%	-5.22%	-5.22%	-1.95%	-1.95%	1.08%	1.08%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	1.19%	1.19%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 30, 2009.

** Reflects performance of Solactive China Industrials Total Return Index through December 5, 2018 and MSCI China Industrials 10/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

Global X MSCI China Consumer Discretionary ETF

The Global X MSCI China Consumer Discretionary ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Discretionary 10/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the Consumer Discretionary sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 22.10%, while the Underlying Index increased 22.87%. The Fund had a net asset value of $14.55 per share on October 31, 2022 and ended the reporting period with a net asset value of $17.72 per share on October 31, 2023.

During the reporting period, the highest returns came from Seres Group Co. Ltd. Class A and New Oriental Education & Technology Group, Inc., which returned 206.87% and 167.25%, respectively. The worst performers were China MeiDong Auto Holdings Ltd. and China Tourism Group Duty Free Corporation Limited Class H, which returned -58.61% and -54.74%, respectively.

The Fund generated positive returns over the reporting period, driven by a reopening of the economy from China’s COVID-19 lockdown policies, an increase in automobile exports, and new business models for education companies. After COVID-19 pandemic restrictions were lifted at the beginning of the reporting period, a significant portion of Chinese consumers resumed international tourism and supported travel holdings in the Fund. The return of Chinese consumers to domestic tourist locations lifted revenues for restaurant and leisure names in the Fund. Furthermore, the rise of Chinese automobile exports and increased competitiveness of Chinese electric vehicle makers increased investor sentiment toward Fund holdings during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Consumer Discretionary ETF	22.10%	21.85%	-15.42%	-15.57%	6.41%	6.34%	2.55%	2.59%
Hybrid Solactive China Consumer Total Return Index/MSCI China Consumer Discretionary 10/50 Index**	22.87%	22.87%	-15.06%	-15.06%	6.96%	6.96%	3.18%	3.18%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	1.19%	1.19%

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 30, 2009.

** Reflects performance of Solactive China Total Return Index through December 5, 2018 and MSCI China Consumer Discretionary 10/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

Global X MSCI China Communication Services ETF

The Global X MSCI China Communication Services ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Communication Services 10/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the Communication Services sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 39.55%, while the Underlying Index increased 40.66%. The Fund had a net asset value of $9.65 per share on October 31, 2022 and ended the reporting period with a net asset value of $13.34 per share on October 31, 2023.

During the reporting period, the highest returns came from iQIYI, Inc. Sponsored ADR Class A and Netease Inc, which returned 130.69% and 101.20%, respectively. The worst performers were Kunlun Tech Co., Ltd. Class A and Giant Network Group Co. Ltd. Class A, which returned -40.85% and -40.03%, respectively.

The Fund generated positive returns over the reporting period, driven by an expansion in telecommunications infrastructure and increased service offerings in China. The growth of digital economic activities was attributable to the widened coverage of fiber optics, driving internet service adoption in China. Consumer shifts towards emerging technologies, coupled with higher wages supported optimism towards the Communication Services sector. Furthermore, the growing adoption of advanced information technology services like mobile payments, social media, and online gaming improved Communication Services sector sentiment amongst investors. Lastly, the Chinese government’s decision to provide monetary easing helped stabilize broader economic activity and positively impact constituents within the Fund over the course of the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Communication Services ETF	39.55%	39.68%	-19.18%	-19.24%	-9.04%	-9.16%	-3.10%	-3.13%
Hybrid Solactive China Technology Index/NASDAX OMX China Technology Index/MSCI China Communication Services 10/50 Index **	40.66%	40.66%	-18.80%	-18.80%	-8.48%	-8.48%	-2.35%	-2.35%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	1.19%	1.19%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 8, 2009.

** Reflects performance of Solactive China Technology Index through December 13, 2011, NASDAQ OMX China Technology Index through December 5, 2018 and the MSCI China Communication Services 10/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

Global X MSCI China Financials ETF

The Global X MSCI China Financials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Financials 10/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the financials sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 22.51%, while the Underlying Index increased 23.54%. The Fund had a net asset value of $9.78 per share on October 31, 2022 and ended the reporting period with a net asset value of $11.29 per share on October 31, 2023.

During the reporting period, the highest returns came from China Pacific Insurance (Group) Co., Ltd. Class H and Hithink Royal Flush Information Network Co., Ltd. Class A, which returned 61.38% and 53.02%, respectively. The worst performers were Lufax Holding Ltd Sponsored ADR Class A and Bank of Nanjing Co., Ltd. Class A, which returned -36.66% and -19.16%, respectively.

The Fund generated positive returns over the reporting period as low valuations and new Chinese government initiatives increased investor sentiment towards Chinese banks. As financials sector troubles unfolded in the U.S. and Europe, investors believed Chinese banks were more secure due to Chinese government support and perceptions of stable asset quality. Investor preference for Chinese banks over foreign counterparts served as a tailwind for the Fund’s performance. Chinese bank stocks were further supported by positive investor sentiment towards government-led efforts to boost state-owned enterprise valuations. Towards the end of the reporting period, the purchase of major Chinese bank stocks by China’s sovereign wealth fund provided a short-term boost to Chinese financials performance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Financials ETF	22.51%	22.97%	-3.62%	-3.91%	-1.98%	-1.95%	1.52%	1.58%
Hybrid Solactive China Financials Total Return Index/MSCI China Financials 10/50 Index**	23.54%	23.54%	-3.08%	-3.08%	-1.32%	-1.32%	2.25%	2.25%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	1.19%	1.19%

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 10, 2009.

** Reflects performance of Solactive China Financials Total Return Index through December 5, 2018 and MSCI China Financials 10/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Energy ETF

Global X MSCI China Energy ETF

The Global X MSCI China Energy ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Energy IMI Plus 10/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Investable Market Index (the “Parent Index”) that are classified in the Energy sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each issuer in the Underlying Index is capped at 10% and the cumulative weight of all issuers with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 19.22%, while the Underlying Index increased 20.14%. The Fund had a net asset value of $13.64 per share on October 31, 2022 and ended the reporting period with a net asset value of $15.28 per share on October 31, 2023.

During the reporting period, the highest returns came from PetroChina Company Limited Class H and CGN Mining Co. Ltd., which returned 85.62% and 75.91%, respectively. The worst performers were Productive Technologies Company Limited and Shan Xi Hua Yang Group New Energy Co., Ltd. Class A, which returned -34.37% and -23.42%, respectively.

The Fund generated positive returns over the reporting period as elevated oil prices and a renewed focus on energy security drove energy equities higher. During the reporting period, the Chinese government approved the construction of new coal power plants, prioritizing energy security over cutting fossil fuel consumption. The approval of new coal power plants was driven in part by the impact of extreme weather and droughts on hydropower plants, contributing to a surge in demand for coal. This benefitted Fund holdings exposed to the coal industry during the reporting period. Furthermore, the need for affordable and accessible energy sources created an impetus for greater domestic investment in the energy sector.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Energy ETF	19.22%	19.08%	30.05%	29.52%	9.77%	9.80%	3.58%	3.66%
Hybrid Solactive China Energy Total Return Index/ MSCI China Energy IMI Plus 10/50 Index**	20.14%	20.14%	31.37%	31.37%	10.89%	10.89%	4.50%	4.50%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	1.19%	1.19%

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Energy ETF

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 15, 2009.

** Reflects performance of Solactive China Energy Total Return Index through December 5, 2018 and MSCI China Energy IMI Plus 10/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Materials ETF

Global X MSCI China Materials ETF

The Global X MSCI China Materials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Materials 10/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the materials sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Index by weight.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 5.05%, while the Underlying Index increased 5.70%. The Fund had a net asset value of $14.60 per share on October 31, 2022 and ended the reporting period with a net asset value of $14.98 per share on October 31, 2023.

During the reporting period, the highest returns came from Aluminum Corp of China Ltd-H and CMOC Group Ltd-H, which returned 89.87% and 89.05%, respectively. The worst performers were Yunnan Energy New Material-A and YOUNGY Co., Ltd. Class A, which returned -54.61% and -52.12%, respectively.

The Fund recorded positive returns during the reporting period as developments in the Chinese economy improved manufacturing activity, boosting investor sentiment in the China materials sector. An increase in China’s demand for materials produced and distributed by constituents within the Fund positively impacted performance after the country’s relaxation of COVID-19 lockdown restrictions during the reporting period. Rising household incomes along with population migration to urban areas fueled development in the residential construction sector and increased demand for materials from producers. Consumption-driven growth led to increased demand for specialty chemicals resulting in additional expenditure towards chemical research and development initiatives.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Materials ETF	5.05%	5.05%	-4.23%	-4.39%	2.02%	2.20%	2.67%	2.70%
Hybrid Solactive China Materials Total Return Index/ MSCI China Materials 10/50 Index**	5.70%	5.70%	-3.55%	-3.55%	2.82%	2.82%	3.01%	3.01%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	1.19%	1.19%

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Materials ETF

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on January 12, 2010.

** Reflects performance of Solactive China Materials Total Return Index through December 5, 2018 and MSCI China Materials 10/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X MSCI Norway ETF

Global X MSCI Norway ETF

The Global X MSCI Norway ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect broad based equity market performance in Norway as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The broad Norway equity universe includes securities that are classified in Norway according to the MSCI Global Investable Market Index Methodology, which is a methodology that seeks to identify the investable universe of companies globally in order to facilitate the construction of replicable indexes such as the Underlying Index.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 0.87%, while the Underlying Index increased 1.30%. The Fund had a net asset value of $24.43 per share on October 31, 2022 and ended the reporting period with a net asset value of $23.34 per share on October 31, 2023.

During the reporting period, the highest returns came from Frontline Plc and BW LPG Ltd., which returned 125.69% and 124.64%, respectively. The worst performers were Aker Horizons ASA and Bewi AS, which returned -75.69% and -59.16%, respectively.

The Fund recorded modestly positive returns during the reporting period as the Norwegian economy showed resilience to rising interest rates and volatility in global capital markets. The unemployment rate in the country also decreased during the reporting period and increased sentiment towards Norwegian equities. Norwegian policymakers introduced a household income-protection program which provided higher wage subsidies for temporary layoffs, higher unemployment benefits, and expanded health care segment, all of which supported the economy. During the reporting period, the financial sector played an important role, showing positive results aided by a robust economy and high interest rates. In contrast, lower international gas prices during the reporting period negatively impacted holdings within the energy sector that have a high dependence on revenues from this business segment. In addition, corporate results of some renewable energy sector companies suffered and detracted from the Fund’s performance. During the reporting period, the highest average sector exposures for the Fund were Energy (32.12%), Financials (19.03%) and Consumer Staples (12.99%).

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Norway ETF†	0.87%	1.26%	9.10%	9.13%	-0.39%	-0.13%	-0.18%	-0.15%
Hybrid MSCI Norway IMI 25/50 Index/FTSE Norway 30 Index**	1.30%	1.30%	9.46%	9.46%	-0.10%	-0.10%	0.12%	0.12%
MSCI EAFE Index (Net)	14.40%	14.40%	5.73%	5.73%	4.10%	4.10%	3.05%	3.05%

Management Discussion of Fund Performance (unaudited)

Global X MSCI Norway ETF

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 9, 2010.

**Reflects performance of the FTSE Norway 30 Index through July 14, 2014 and the MSCI Norway IMI 25/50 Index thereafter.

† Performance for periods prior to November 1, 2021 reflects the historical performance of the Global X MSCI Norway ETF, the predecessor fund. On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, performance figures for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund (See Note 1 in Notes to Financial Statements).

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)

Global X MSCI Norway ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X FTSE Southeast Asia ETF

Global X FTSE Southeast Asia ETF

The Global X FTSE Southeast Asia ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of the 40 largest companies in the five Association of Southeast Asian Nations regions: Indonesia, Philippines, Singapore, Malaysia and Thailand as defined by FTSE International Limited (“FTSE”), the provider of the Underlying Index (“Index Provider”). In order to be eligible for inclusion in the Underlying Index, a company must be a member of the FTSE All World Country Index for Singapore, Malaysia, Thailand, Indonesia or the Philippines.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 3.37%, while the Underlying Index increased 4.10%. The Fund had a net asset value of $14.02 per share on October 31, 2022 and ended the reporting period with a net asset value of $14.07 per share on October 31, 2023.

During the reporting period, the highest returns came from Delta Electronics (Thailand) Public Co. Ltd. NVDR and Singapore Airlines Ltd., which returned 44.86% and 26.90%, respectively. The worst performers were Energy Absolute Public Co. Ltd. and CP Axtra Public Company Limited NVDR, which returned -43.64% and -25.25%, respectively.

The Fund recorded positive returns during the reporting period, driven by an increase in exports and industrial activity, which, in turn, boosted private consumption and investor confidence. Financial conditions in many regions the Fund was exposed to remained relatively accommodative and real policy rates increased in line with market expectations. Rising interest rates boosted financials companies in the Fund by increasing their net interest margins through higher lending rates. Rising interest rates stimulated demand for financial services as investors and savers sought financial advice. Utilities exposures within the Fund detracted a level of performance amidst rising interest costs on company balance sheets as a result of central bank monetary tightening. During the reporting period, the Fund had an average approximate stock exposure of 36.56% in Singapore, 23.91% in Indonesia and 22.08% in Thailand.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Southeast Asia ETF	3.37%	1.99%	9.73%	9.51%	1.59%	1.58%	1.11%	1.10%
FTSE/ASEAN 40 Index	4.10%	4.10%	10.53%	10.53%	2.31%	2.31%	1.79%	1.79%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	1.19%	1.19%

Management Discussion of Fund Performance (unaudited)

Global X FTSE Southeast Asia ETF

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on February 16, 2011.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X MSCI Argentina ETF

Global X MSCI Argentina ETF

The Global X MSCI Argentina ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Argentina equity universe, while including a minimum number of constituents, as defined by MSCI, Inc., the provider of the Underlying Index (“Index Provider”). The broad Argentina equity universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina. The Underlying Index targets a minimum of 25 securities and 20 issuers at construction.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 25.68%, while the Underlying Index increased 26.17%. The Fund had a net asset value of $31.13 per share on October 31, 2022 and ended the reporting period with a net asset value of $38.37 per share on October 31, 2023.

During the reporting period, the highest returns came from Grupo Financiero Galicia SA Sponsored-ADR Class-B and Cresud S.A.-Spons ADR, which returned 56.45% and 49.59%, respectively. The worst performers were Lithium Americas Corp and Lithium Americas (Argentina.) Corp, which returned -42.30% and -35.88%, respectively.

The Fund generated positive returns over the reporting period as Argentina’s retail industry remained resilient amid high inflation levels. Internet services companies experienced growth due to the underlying growth of the e-commerce industry, as consumers preferred digital platforms to make online purchases. Some internet services companies achieved positive revenues due to their strong presence in other jurisdictions like Brazil and Mexico. Higher oil prices and record shale gas production by refiners drove foreign investors’ confidence in Argentina. By sector, the Fund had the highest exposure to Consumer Discretionary at 29.23%, Consumer Staples at 17.37% and Financials at 14.06% during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Argentina ETF	25.68%	26.03%	19.36%	19.62%	10.18%	10.28%	7.64%	7.62%
Hybrid FTSE Argentina 20 Index/MSCI All Argentina 25/50 Index**	26.17%	26.17%	19.84%	19.84%	10.63%	10.63%	8.11%	8.11%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	1.19%	1.19%

Management Discussion of Fund Performance (unaudited)

Global X MSCI Argentina ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on March 2, 2011.

**Reflects performance of the FTSE Argentina 20 Index through August 14, 2014 and the MSCI All Argentina 25/50 Index (“New Index”) thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X MSCI Greece ETF

Global X MSCI Greece ETF

The Global X MSCI Greece ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Greece Select 25/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Greece equity universe, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The broad Greece equity universe includes securities that are classified in Greece according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Greece and carry out the majority of their operations in Greece. The Underlying Index also applies minimum liquidity thresholds as criteria for company inclusion.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 44.57%, while the Underlying Index increased 45.67%. The Fund had a net asset value of $24.14 per share on October 31, 2022 and ended the reporting period with a net asset value of $33.81 per share on October 31, 2023.

During the reporting period, the highest returns came from Piraeus Financial Holdings and Mytilinoes S.A., which returned 139.09% and 128.99%, respectively. The worst performers were Folli Follie Commercial Manufacturing and Technical S.A. Unsponsored ADR and Galaxy Cosmos Mezz Plc, which returned -98.36% and -33.00%, respectively.

The Fund performed positively during the reporting period as government support measures, economic reforms, fiscal consolidation, and an enhanced global presence improved investor sentiment in Greek domiciled equities. Furthermore, individuals from other countries interested in acquiring residency in Greece through the golden visa program contributed to the increase of foreign investments in the country’s real estate sector. Investments in this segment saw a significant increase, resulting in higher valuations of respective companies in the Fund’s portfolio. Lastly, the re-election of the incumbent Prime Minister reduced the risk of potential political instability in the country and improved investor confidence and stock valuations. During the reporting period, the Fund had an average approximate sector stock exposure of 31.81% to Financials, 15.88% to Consumer Discretionary and 14.81% to Industrials.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Greece ETF	44.57%	44.68%	27.31%	26.63%	10.81%	10.66%	-4.87%	-4.98%
Hybrid MSCI All Greece Select 25/50 Index/ FTSE/ATHEX Custom Capped Index**	45.67%	45.67%	28.06%	28.06%	11.47%	11.47%	-4.22%	-4.22%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	1.19%	1.19%

Management Discussion of Fund Performance (unaudited)

Global X MSCI Greece ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 7, 2011.

** Reflects performance of the FTSE/ATHEX Custom Capped Index through February 29, 2016 and MSCI All Greece Select 25/50 Index, thereafter. The inception of the MSCI All Greece Select 25/50 Index (“New Index”) was on December 23, 2015. Effective on or around March 1, 2016, the Fund began to track the New Index. The change was due to the planned migration to the New Index, potentially allowing for broader exposure to the local market.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Management Discussion of Fund Performance (unaudited)

Global X MSCI Greece ETF

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X MSCI Nigeria ETF

Global X MSCI Nigeria ETF

The Global X MSCI Nigeria ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Nigeria Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Nigeria equity universe, while including a minimum number of constituents, as defined by MSCI, Inc., the provider of the Underlying Index (“Index Provider”). The broad Nigeria equity universe includes securities that are classified in Nigeria according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Nigeria and carry out the majority of their operations in Nigeria. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 21.01% and the Underlying Index decreased 4.38%. The Fund had a net asset value of $12.91 per share on October 31, 2022 and ended the reporting period with a net asset value of $8.98 per share on October 31, 2023.

During the reporting period, the highest returns came from Transnational Corporation of Nigeria and Access Holdings Plc, which returned 105.5% and 53.04%, respectively. The worst performers were the Nigerian Naira and Flour Mills Nigeria PLC, which returned -51.31% and -47.36%, respectively.

The Fund recorded negative returns during the reporting period as Nigerian economic growth was adversely impacted by a fall in oil production amid a series of reforms by the new Nigerian government. Government initiatives, including the revocation of petrol subsidies and the lifting of express foreign exchange trading restrictions to account for the relative remaining difficulties involved with repatriation, contributed to an increased rate of inflation in Nigeria. Additionally, the destruction of farms as a result of significant flooding in Nigeria fueled rising costs and decreased investor sentiment towards the Fund’s portfolio over the course of the reporting period. Elevated diesel prices contributed to the increased costs of electricity generation and industrial production. Furthermore, a weaker Nigerian currency made imports more expensive.

On June 22, 2023, the Board of Trustees of Global X Funds voted to approve the liquidation of the Fund, which included the expectation that Fund shares will cease trading at the end of the trading day on March 25, 2024. Since the approval of the Fund’s liquidation, the Fund has departed from its investment objective and has deviated from tracking the Underlying Index as result of its planned liquidation. In order to facilitate the liquidation, the Fund has increased its cash holdings in Nigerian naira in order to facilitate the conversion of naira into U.S. dollars, and has held cross-listed securities that can be sold outside of Nigeria for non-U.S. currencies that are more easily converted into U.S. dollars than naira, which are not consistent with the Fund’s current investment objective and principal investment strategies. The liquidation process has detracted from the Fund’s performance.

Management Discussion of Fund Performance (unaudited)

Global X MSCI Nigeria ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED. OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Nigeria ETF	-21.01%	-22.30%	-7.50%	-2.81%	-6.88%	-8.67%	-13.29%	-14.17%
Hybrid MSCI All Nigeria Select 25/50 Index/Solactive Nigeria Index**	-4.38%	-4.38%	-0.19%	-0.19%	-1.48%	-1.48%	-9.74%	-9.74%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	1.19%	1.19%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on April 2, 2013.

**Reflects performance of the Solactive Nigeria Index through August 14, 2014 and the MSCI All Nigeria Select 25/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all

Management Discussion of Fund Performance (unaudited)

Global X MSCI Nigeria ETF

capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X MSCI Next Emerging & Frontier ETF

Global X MSCI Next Emerging & Frontier ETF

The Global X MSCI Next Emerging & Frontier ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Select Emerging and Frontier Markets Access Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect equity performance of select emerging markets and frontier markets companies while maintaining diversification across individual countries, sectors and issuers. The Underlying Index is constructed from the MSCI EFM ex BRICKT (Brazil, Russia, India, China, South Korea & Taiwan) Index (the “Parent Index”). Securities from the Parent Index are classified into emerging markets countries and frontier markets countries based on the market classification approach of MSCI Inc., the Index Provider.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 2.22%, while the Underlying Index decreased 1.68%. The Fund had a net asset value of $18.07 per share on October 31, 2022 and ended the reporting period with a net asset value of $17.21 per share on October 31, 2023.

During the reporting period, the highest returns came from Bank Muscat and Elm Company, which returned 172.08% and 114.55%, respectively. The worst performers were No Va Land Investment Group Corp. and PT GoTo Gojek Tokopedia Tbk, which returned -81.36% and -61.48%, respectively.

The Fund performed negatively during the reporting period as emerging and frontier market economies were affected by global economic conditions such as tightening monetary policies and persistent inflationary pressures. Decelerating growth in trade on account of weaker global demand reduced exports from the emerging markets during the reporting period. Additionally, growth was hampered by interest rate hikes in the U.S. and narrowing interest rate differentials, which led to weak capital flows in emerging and frontier markets during the reporting period. Energy was the top performing sector as oil prices remained elevated during the reporting period, driven by instability in the Middle East and voluntary production cuts from Russia and Saudi Arabia. Kazakhstan-domiciled equities were positively impacted, benefitting from rising uranium prices.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Next Emerging & Frontier ETF	-2.22%	-2.87%	4.10%	4.05%	-0.20%	-0.11%	-1.37%	-1.38%
Hybrid Solactive Next Emerging & Frontier Index/MSCI Select Emerging and Frontier Markets Access Index**	-1.68%	-1.68%	4.83%	4.83%	0.55%	0.55%	-0.67%	-0.67%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	1.37%	1.37%

Management Discussion of Fund Performance (unaudited)

Global X MSCI Next Emerging & Frontier ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 6, 2013.

** Reflects performance of the Solactive Next Emerging & Frontier Index through January 15, 2019 and the MSCI Select Emerging and Frontier Markets Access Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X MSCI Portugal ETF

Global X MSCI Portugal ETF

The Global X MSCI Portugal ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Portugal Plus 25/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Portugal equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The Broad Portugal Equity Universe includes securities that are classified in Portugal according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Portugal and carry out the majority of their operations in Portugal.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 8.61%, while the Underlying Index increased 8.89%. The Fund had a net asset value of $9.35 per share on October 31, 2022 and ended the reporting period with a net asset value of $9.74 per share on October 31, 2023.

During the reporting period, the highest returns came from Mota-Engil SGPS SA and Banco Comercial Portugues S.A., which returned 184.42% and 114.48%, respectively. The worst performers were Fusion Fuel Green Plc Class-A and PHarol SGPS SA, which returned -81.68% and -27.92%, respectively.

The Fund recorded positive returns over the reporting period as increased inflows from Europe, government measures to support income, and the Fund’s defensive sector tilt weighed positively. In order to tackle soaring inflation and help low-income families, the Portuguese government removed its value added tax on essential food products and raised subsidies on electricity, gas, and fuel prices. Furthermore, international visitor spending acted as a tailwind to the Fund’s consumer staples and consumer discretionary sector holdings. The Fund’s larger allocations towards defensive sectors worked favorably amid a backdrop of food inflation and continued geopolitical uncertainty stemming from the war in Ukraine. During the reporting period, the Fund had the highest exposure to Utilities at 43.73%, Consumer Staples at 16.12% and Materials at 14.68%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Portugal ETF	8.61%	8.52%	8.42%	8.49%	1.33%	1.48%	-0.87%	-0.90%
Hybrid FTSE Portugal 20 Index/MSCI All Portugal Plus 25/50 Index**	8.89%	8.89%	8.69%	8.69%	1.48%	1.48%	-0.73%	-0.73%
MSCI EAFE Index (Net)	14.40%	14.40%	5.73%	5.73%	4.10%	4.10%	3.18%	3.18%

Management Discussion of Fund Performance (unaudited)

Global X MSCI Portugal ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 12, 2013.

** Hybrid index performance reflects the performance of the FTSE Portugal 20 Index through December 5, 2016, and the MSCI All Portugal Plus 25/50 Index thereafter.

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X DAX Germany ETF

Global X DAX Germany ETF

The Global X DAX Germany ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the DAX® Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the segment of the largest and most actively traded companies – known as blue chips – on the German equities market. It contains the shares of the 40 largest and most liquid companies admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The Underlying Index represents about 80% of the free-float market capitalization authorized in Germany.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 18.65%, while the Underlying Index increased 18.43%. The Fund had a net asset value of $22.74 per share on October 31, 2022 and ended the reporting period with a net asset value of $26.28 per share on October 31, 2023.

During the reporting period, the highest returns came from Adidas AG and Heidelberg Materials AG, which returned 81.42% and 63.02%, respectively. The worst performers were Sartorius AG-Vorzug and Siemens Energy AG, which returned -29.01% and -24.24%, respectively.

The Fund recorded positive performance during the reporting period as easing global supply chain issues and pending order backlogs improved exports from Germany. Additional gross fixed capital investment by companies, coupled with rising entrepreneurial income, supported economic growth in Germany. Growth in private consumption, a stable labor market and deceleration of price inflation contributed to Germany’s economic recovery during the reporting period. Germany experienced a slowdown in industrial production, however, the gradual substitution of energy imports from Russia offset this impact and boosted investors’ confidence in the German economy. Lastly, positive contributions from foreign trade, driven by decreased energy imports, imparted growth to companies in the portfolio. During the reporting period, by sector the Fund had the highest average exposure to Industrials at 22.65%, Financials at 17.08% and Consumer Discretionary at 14.26%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X DAX Germany ETF*	18.65%	19.04%	4.48%	4.18%	3.24%	3.32%	2.89%	2.90%
DAX® Index	18.43%	18.43%	4.39%	4.39%	3.09%	3.09%	2.94%	2.94%
MSCI EAFE Index (Net)	14.40%	14.40%	5.73%	5.73%	4.10%	4.10%	3.74%	3.74%

Management Discussion of Fund Performance (unaudited)

Global X DAX Germany ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on October 22, 2014. The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X MSCI Pakistan ETF

Global X MSCI Pakistan ETF

The Global X MSCI Pakistan ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Pakistan Select 25/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Pakistan equity universe, while including a minimum number of constituents as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The broad Pakistan equity universe includes securities that are classified in Pakistan according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Pakistan and carry out the majority of their operations in Pakistan.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 2.51%, while the Underlying Index decreased 0.02%. The Fund had a net asset value of $16.45 per share on October 31, 2022 and ended the reporting period with a net asset value of $14.86 per share on October 31, 2023.

During the reporting period, the highest returns came from Pakistan Refinery Ltd and United Bank Ltd, which returned 65.59% and 55.67%, respectively. The worst performers were Searle Company Ltd. and TRG Pakistan, which returned -55.90% and -50.35%, respectively.

The Fund recorded modestly negative returns during the reporting period as supply chain disruptions in Pakistan due to import restrictions and floods adversely impacted holdings within the Fund. Additionally, high borrowing costs and rising political uncertainty in Pakistan affected many industries. A weakened labor market and simultaneous rise in domestic prices dampened investors’ confidence in Pakistan. Decelerating industrial growth amid restrictive monetary policies led to fund outflows from the Pakistan economy. Meanwhile, Pakistan’s economic growth rate improved on account of increased foreign reserves and support from international organizations, mitigating a level of negative performance experienced by the Fund during the reporting period. In addition to this, bank holdings within the Fund experienced an increase in net interest margins, positively impacting performance. During the reporting period, the Fund had the highest sector exposure to Materials at 32.63%, Energy at 22.8% and Financials at 16.6%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Pakistan ETF*	-2.51%	-0.63%	-12.81%	-11.79%	-13.25%	-12.56%	-10.66%	-10.51%
MSCI All Pakistan Select 25/50 Index	-0.02%	-0.02%	-11.13%	-11.13%	-11.79%	-11.79%	-8.97%	-8.97%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	0.87%	0.87%

Management Discussion of Fund Performance (unaudited)

Global X MSCI Pakistan ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on April 22, 2015.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Consumer Staples ETF

Global X MSCI China Consumer Staples ETF

The Global X MSCI China Consumer Staples ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Staples 10/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the Consumer Staples sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 5.49%, while the Underlying Index increased 6.19%. The Fund had a net asset value of $17.24 per share on October 31, 2022 and ended the reporting period with a net asset value of $17.97 per share on October 31, 2023.

During the reporting period, the highest returns came from RLX Technology, Inc. Sponsored ADR Class A and Anhui Gujing Distillery Co., Ltd. Class A, which returned 84.00% and 63.10%, respectively. The worst performers were Yunnan Botanee Bio-Technology Group Co., Ltd. Class A and Shede Spirits Co., Ltd. Class A, which returned -37.11% and -28.54%, respectively.

The Fund had positive returns over the reporting period as the easing of COVID-19 pandemic restrictions paired with economic stimulus provided by the Chinese government increased economic activity. At the beginning of the reporting period, Chinese consumers stocked food and other essential goods to prepare for the post-reopening surge in COVID-19 cases, providing a short-term boost to Consumer Staples sector stocks. Certain consumption habits formed during the COVID-19 pandemic, such as the stockpiling of food and essentials, lingered after reopening and supported consumer staples demand through the rest of the reporting period. Alcohol and beverage companies were strong beneficiaries of the reopening, as Chinese consumers held gatherings with friends and family not seen in years. Meanwhile, the announcement of measures from the Chinese Government to boost consumption in the middle of the reporting period helped improve investor sentiment towards consumer staples holdings within the Fund.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Consumer Staples ETF	5.49%	5.47%	-12.88%	-13.30%	6.04%	5.82%
MSCI China Consumer Staples 10/50 Index	6.19%	6.19%	-12.24%	-12.24%	6.74%	6.74%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.07%	1.07%

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Consumer Staples ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Health Care ETF

Global X MSCI China Health Care ETF

The Global X MSCI China Health Care ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Health Care 10/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the Health Care sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 8.60%, while the Underlying Index increased 9.40%. The Fund had a net asset value of $13.46 per share on October 31, 2022 and ended the reporting period with a net asset value of $14.53 per share on October 31, 2023.

During the reporting period, the highest returns came from Innovent Biologics Inc. and Jinxin Fertility Group Ltd., which returned 66.18% and 57.22%, respectively. The worst performers were Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A and Joinn Laboratories (China) Co., Ltd. Class A, which returned -50.67% and -40.55%, respectively.

The Fund recorded positive returns during the reporting period as a post-reopening surge in COVID-19 cases and resulting demand for health care services helped offset negative effects from an anti-corruption campaign targeted within the Health Care Sector. Protests in major cities in China spurred the Chinese Government to quickly reduce COVID-19 lockdown restrictions. Investors saw Health Care Sector stocks as a beneficiary of this sudden change in policy. Despite the end of mandatory mass-testing, the Chinese government continued to push forward the development of vaccines and other forms of treatment during the reporting period. Progress towards approval for domestic-made COVID-19 vaccines boosted the performance of Chinese Health Care sector stocks.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Health Care ETF	8.60%	10.00%	-14.80%	-14.77%	-0.32%	-0.18%
MSCI China Health Care 10/50 Index	9.40%	9.40%	-14.22%	-14.22%	0.39%	0.39%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.07%	1.07%

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Health Care ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Information Technology ETF

Global X MSCI China Information Technology ETF

The Global X MSCI China Information Technology ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Information Technology 10/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the Information Technology sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified in as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 2.32%, while the Underlying Index decreased 1.57%. The Fund had a net asset value of $14.81 per share on October 31, 2022 and ended the reporting period with a net asset value of $14.37 per share on October 31, 2023.

During the reporting period, the highest returns came from Zhongji Innolight Co. Ltd-A and Shenzhen Transsion Holding Co., Ltd. Class A, which returned 199.45% and 122.91%, respectively. The worst performers were Cambricon Technologies and Ninestar Corp. Class A, which returned -59.05% and -56.96%, respectively.

The Fund had negative returns during the reporting period as China’s Information Technology Sector faced challenges amid weaker global demand and continued strain from U.S. export restrictions. At a global level, sales for smartphones, laptops and other consumer electronics remained anemic throughout the reporting period and had an adverse impact on the main revenue streams of hardware-oriented holdings within the Fund. Geopolitical concerns weighed negatively on the Fund as major countries like the U.S. and Japan bolstered technology export restrictions to China. In particular, these efforts targeted semiconductors required to train cutting-edge artificial intelligence models. However, the People’s Bank of China reduced key interest rate levels to spur economic growth, positively impacting holdings within the Fund.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Information Technology ETF	-2.32%	-2.59%	-18.66%	-18.96%	0.29%	0.18%
MSCI China Information Technology 10/50 Index	-1.57%	-1.57%	-17.79%	-17.79%	1.18%	1.18%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.07%	1.07%

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Information Technology ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Utilities ETF

Global X MSCI China Utilities ETF

The Global X MSCI China Utilities ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Utilities 10/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the utilities sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 10.92% and the Underlying Index increased 11.68%. The Fund had a net asset value of $11.84 per share on October 31, 2022 and ended the reporting period with a net asset value of $12.58 per share on October 31, 2023.

During the reporting period, the highest returns came from Kunlun Energy Co. Ltd. and Beijing Enterprises Holdings Limited, which returned 46.00% and 40.97%, respectively. The worst performers were China Longyuan Power Group Corporation Ltd Class H and ENN Energy Holdings Limited, which returned -24.71% and -20.73%, respectively.

The Fund generated positive returns over the reporting period as the reopening of the Chinese economy boosted demand for utilities. Higher industrial activity increased the country’s natural gas demand, which served as a tailwind for natural gas companies the Fund invests in. After notable outages during the previous reporting period, the Chinese government prioritized short-term energy security over long-term sustainability goals in the current reporting period and moved to lift restrictions on foreign coal. The Fund’s low exposure to coal during the reporting period insulated it from the adverse impacts of increased competition from foreign coal. During the reporting period, the Chinese government rolled out new measures to streamline the power grid and invest more into energy storage, supporting investor sentiment towards constituents within the Fund.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Utilities ETF	10.92%	10.22%	1.38%	1.02%	-0.28%	-0.40%
MSCI China Utilities 10/50 Index	11.68%	11.68%	2.21%	2.21%	0.52%	0.52%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.07%	1.07%

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Utilities ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Real Estate ETF

Global X MSCI China Real Estate ETF

The Global X MSCI China Real Estate ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Real Estate 10/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund seeks to fully replicate the Underlying Index

The Underlying Index tracks the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the Real Estate sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund increased 4.55%, while the Underlying Index increased 5.47%. The Fund had a net asset value of $14.55 per share on October 31, 2022 and ended the reporting period with a net asset value of $14.43 per share on October 31, 2023, following a 1:3 reverse share split on December 19, 2022.

During the reporting period, the highest returns came from Seazen Group Ltd. and CIFI Holdings (Group) Co. Ltd., which returned 179.36% and 128.21%, respectively. The worst performers were Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B and Gemdale Corporation Class A, which returned -43.14% and -32.94%, respectively.

The Fund performed positively during the reporting period as relaxed restrictions on the classification of first home buyers and a reduction in first home mortgage rates positively impacted the China Real Estate sector. The removal of administrative curbs on home buying by major Chinese cities and eased borrowing rules for real estate developers improved project completion rates during the reporting period. The announcement by the Chinese Securities Regulatory Commission of the plan to optimize equity financing and permission for restructuring reduced the chances of default for infrastructural companies. This led to an improvement of the credibility of holdings within the Fund and confidence in the Real Estate sector. China’s pace of economic development slowed during the reporting period, but the positive growth rate and relaxation of COVID-19 restrictions during the beginning of the reporting period served as a positive catalyst for economic growth in the country.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Real Estate ETF	4.55%	4.68%	-30.24%	-30.16%	-17.67%	-17.72%
MSCI China Real Estate 10/50 Index	5.47%	5.47%	-30.65%	-30.65%	-17.76%	-17.76%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.07%	1.07%

Management Discussion of Fund Performance (unaudited)

Global X MSCI China Real Estate ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X MSCI Vietnam ETF

Global X MSCI Vietnam ETF

The Global X MSCI Vietnam ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Vietnam IMI Select 25/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Vietnam equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index (“Index Provider”). The broad Vietnam equity universe includes securities that are classified in Vietnam according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Vietnam and carry out the majority of their operations in Vietnam, as determined solely by the Index Provider.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 1.71%, while the Underlying Index decreased 0.97%. The Fund had a net asset value of $14.67 per share on October 31, 2022 and ended the reporting period with a net asset value of $14.28 per share on October 31, 2023.

During the reporting period, the highest returns came from Saigon - Hanoi Securities JSC and Saigon Thuong Tin Commercial Joint Stock Bank, which returned 69.46% and 69.11%, respectively. The worst performers were Hai Phat Investment JSC and No Va Land Investment Group Corp., which returned -82.95% and -81.36%, respectively.

The Fund performed modestly negative during the reporting period as Vietnam encountered setbacks in its recovery from a real estate crisis and faced downward pressure on manufacturing activity from China’s economic slowdown. Excessive debt among real estate developers triggered a crisis that began before the reporting period but continued throughout the current reporting period. Interest rate cuts by Vietnam’s central bank and government efforts to provide support to the real estate sector offered some measure of relief against these headwinds. Vietnam was also impacted by falling demand from China, which translated into sluggish exports and manufacturing activity, resulting in negative effects on the Fund’s allocations towards materials and industrials. At the same time, the perception of Vietnam as a beneficiary of supply chain movements out of China partially mitigated those negative effects. During the reporting period, the Fund had an approximate average sector exposure of 27.55% to Real Estate, 21.3% to Financials, and 19.37% to Consumer Staples.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Vietnam ETF	-1.71%	-2.97%	-26.03%	-26.00%
MSCI Vietnam IMI Select 25-50 Index	-0.97%	-0.97%	-25.54%	-25.54%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-12.19%	-12.19%

Management Discussion of Fund Performance (unaudited)

Global X MSCI Vietnam ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 7, 2021.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Schedule of Investments	October 31, 2023

Global X MSCI Colombia ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 73.6%
CANADA — 2.7%
Energy — 2.7%
Parex Resources	41,721	$798,807

CHILE — 4.4%
Energy — 2.3%
Empresas Copec	102,638	677,280

Utilities — 2.1%
Enel Americas *	6,291,603	644,646

TOTAL CHILE		1,321,926
COLOMBIA — 57.3%
Energy — 21.5%
Canacol Energy (A)	88,652	438,072
Ecopetrol	7,998,800	4,684,931
Geopark (A)	131,110	1,295,367
		6,418,370
Financials — 11.0%
Bancolombia	323,605	2,295,875
Financiera Colombiana	326,133	994,899
		3,290,774
Materials — 9.8%
Cementos Argos	1,401,148	1,604,060

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Grupo Argos	616,453	$1,329,199
		2,933,259
Utilities — 15.0%
Celsia ESP	1,593,048	922,658
Grupo Energia Bogota ESP	3,271,983	1,316,892
Interconexion Electrica ESP	637,022	2,232,788
		4,472,338
TOTAL COLOMBIA		17,114,741
GUATEMALA — 2.6%
Communication Services — 2.6%
Millicom International Cellular *	49,719	778,761

UNITED STATES — 6.6%
Industrials — 4.6%
Tecnoglass (A)	41,496	1,356,089

Utilities — 2.0%
Brookfield Renewable, Cl A	26,603	604,592

TOTAL UNITED STATES		1,960,681
TOTAL COMMON STOCK (Cost $26,330,876)		21,974,916

PREFERRED STOCK — 26.3%
COLOMBIA—26.3%
Financials — 26.3%
Banco Davivienda (B)	298,312	1,153,760
Bancolombia (B)	688,238	4,392,053
Grupo Aval Acciones y Valores (B)	11,694,828	1,300,399
Grupo de Inversiones Suramericana (B)	340,434	988,328
TOTAL COLOMBIA		7,834,540
TOTAL PREFERRED STOCK (Cost $12,990,044)		7,834,540

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 5.4%
Bank of America Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $377,410 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $6,280 - $163,965, 2.000% - 6.500%, 04/01/2048 - 10/01/2053, with a total market value of $384,901)	$377,354	$377,354
Citigroup Global Markets Inc. 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $377,410 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $53 - $69,116, 2.000% - 7.715%, 12/01/2027 - 06/20/2073, with a total market value of $384,901)	377,354	377,354
Daiwa Capital Markets America 5.320%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $377,410 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $23 - $29,810, 0.125% - 7.000%, 01/15/2024 - 11/01/2053, with a total market value of $384,901)	377,354	377,354
HSBC Securities USA Inc., 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $369,862 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,698 - $368,817, 2.500% - 7.000%, 06/20/2033 - 10/20/2053, with a total market value of $377,203)	369,807	369,807

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $103,909 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3 - $27,232, 0.000% - 6.500%, 11/07/2023 - 08/20/2053, with a total market value of $105,972)	$103,894	$103,894
TOTAL REPURCHASE AGREEMENTS (Cost $1,605,763)		1,605,763
TOTAL INVESTMENTS — 105.3% (Cost $40,926,683)		$31,415,219

Percentages are based on Net Assets of $29,842,595.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of the securities on loan at October 31, 2023 was $1,549,125.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $1,605,763. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $-.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$21,974,916	$—	$—	$21,974,916
Preferred Stock	7,834,540	—	—	7,834,540
Repurchase Agreements	—	1,605,763	—	1,605,763
Total Investments in Securities	$29,809,456	$1,605,763	$—	$31,415,219

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Industrials ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 98.0%
Industrials — 98.0%
AECC Aero-Engine Control, Cl A	4,000	$11,305
AECC Aviation Power, Cl A	7,985	38,446
Air China, Cl A *	23,560	25,735
Air China, Cl H *	88,700	60,308
AviChina Industry & Technology, Cl H	123,310	55,788
AVICOPTER, Cl A	1,840	9,513
Beijing Capital International Airport, Cl H *	92,681	34,113
Beijing Easpring Material Technology, Cl A	1,600	9,602
Beijing New Building Materials, Cl A	5,220	17,412
Beijing United Information Technology, Cl A	2,199	11,267
Beijing-Shanghai High Speed Railway, Cl A	51,300	34,936
BOC Aviation	10,160	62,456
China Baoan Group, Cl A	7,680	10,805
China Communications Services, Cl H	119,400	48,831
China Conch Venture Holdings	70,430	58,237
China CSSC Holdings, Cl A	13,410	47,269
China Eastern Airlines, Cl A *	34,400	20,428
China Energy Engineering, Cl A	96,900	28,772
China Everbright Environment Group	180,950	61,746
China Merchants Port Holdings	68,781	87,464
China National Chemical Engineering, Cl A	18,520	17,657
China Railway Group, Cl A	60,900	50,183
China Railway Group, Cl H	200,448	94,529
China Southern Airlines, Cl A *	33,560	28,248
China Southern Airlines, Cl H *	93,550	44,237
China State Construction Engineering, Cl A	120,375	84,928
China State Construction International Holdings	96,810	103,682
China XD Electric, Cl A	8,700	5,474
CITIC	272,950	231,976
Contemporary Amperex Technology, Cl A	12,283	310,502
COSCO SHIPPING Development, Cl A	29,580	9,266

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
COSCO SHIPPING Holdings, Cl A	38,010	$50,580
COSCO SHIPPING Holdings, Cl H	142,926	145,217
COSCO SHIPPING Ports	71,630	43,118
CRRC, Cl A	72,050	52,403
CRRC, Cl H	209,100	87,118
Dajin Heavy Industry, Cl A	2,200	8,297
Daqin Railway, Cl A	44,300	43,503
Dongfang Electric, Cl A	8,490	17,230
Eve Energy, Cl A	6,130	38,757
Fangda Carbon New Material, Cl A *	11,923	9,581
Farasis Energy Gan Zhou, Cl A *	2,159	5,178
FAW Jiefang Group, Cl A *	9,900	12,432
Fosun International	120,470	72,055
Ginlong Technologies, Cl A	1,255	11,451
Goldwind Science & Technology, Cl A	10,697	12,807
Gongniu Group, Cl A	400	5,761
GoodWe Technologies, Cl A	530	8,409
Gotion High-Tech, Cl A *	5,520	17,112
Guangzhou Baiyun International Airport, Cl A *	3,600	5,193
Guangzhou Great Power Energy & Technology, Cl A	1,500	6,301
Hainan Airlines Holding, Cl A *	26,400	5,250
Haitian International Holdings	27,446	65,383
Hongfa Technology, Cl A	1,830	7,228
Hoymiles Power Electronics, Cl A	191	5,831
JD Logistics *	71,600	84,735
Jiangsu Expressway, Cl H	60,619	55,160
Jiangsu Hengli Hydraulic, Cl A	3,958	30,351
Jiangsu Zhongtian Technology, Cl A	10,410	19,836
Jiangxi Special Electric Motor, Cl A *	5,400	8,796
Juneyao Airlines, Cl A *	5,800	11,526
Keda Industrial Group, Cl A	6,200	9,196
Kuang-Chi Technologies, Cl A	6,440	12,271
Liaoning Port, Cl A	58,500	12,031
Metallurgical Corp of China, Cl A	53,500	24,119
Ming Yang Smart Energy Group, Cl A	6,750	12,843
NARI Technology, Cl A	23,524	72,250
Ningbo Deye Technology, Cl A	1,112	10,469

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Ningbo Orient Wires & Cables, Cl A	2,200	$12,615
Ningbo Ronbay New Energy Technology, Cl A	1,587	9,563
North Industries Group Red Arrow, Cl A	4,090	7,944
Power Construction Corp of China, Cl A	51,150	36,645
Pylon Technologies, Cl A	477	7,399
Riyue Heavy Industry, Cl A	3,270	6,266
Sany Heavy Equipment International Holdings	54,300	71,340
Sany Heavy Industry, Cl A	25,180	49,626
SF Holding, Cl A	14,135	75,661
Shandong Himile Mechanical Science & Technology, Cl A	1,400	6,130
Shanghai Construction Group, Cl A	26,700	9,564
Shanghai Electric Group, Cl A *	38,200	23,101
Shanghai International Airport, Cl A *	3,765	19,081
Shanghai International Port Group, Cl A	23,230	15,820
Shanghai M&G Stationery, Cl A	2,793	14,741
Shanghai Moons’ Electric, Cl A	800	7,184
Shanxi Coal International Energy Group, Cl A	2,900	6,430
Shenzhen Inovance Technology, Cl A	4,130	33,998
Shenzhen International Holdings	70,931	46,685
Shenzhen Kstar Science And Technology, Cl A	1,900	6,759
Shuangliang Eco-Energy Systems, Cl A	4,200	5,354
Sichuan New Energy Power, Cl A *	4,390	7,008
Sichuan Road and Bridge Group, Cl A	21,908	23,006
Sieyuan Electric, Cl A	2,350	15,776
Sinoma International Engineering, Cl A	3,400	4,575
Sinotruk Hong Kong	16,500	31,041
Spring Airlines, Cl A *	800	5,966
Sungrow Power Supply, Cl A	4,400	50,430
Sunwoda Electronic, Cl A	5,320	11,666
Suzhou Maxwell Technologies, Cl A	820	13,492
TBEA, Cl A	15,055	28,687
Titan Wind Energy Suzhou, Cl A *	5,725	10,402
Weichai Power, Cl A	20,260	38,301
Weichai Power, Cl H	93,216	139,384
XCMG Construction Machinery, Cl A	35,420	27,643
Xiamen C & D, Cl A	9,300	12,401
YTO Express Group, Cl A	10,340	19,125

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Yunda Holding, Cl A	8,940	$11,093
Yutong Bus, Cl A	3,500	6,502
Zhefu Holding Group, Cl A	16,970	8,552
Zhejiang Chint Electrics, Cl A	6,550	20,599
Zhejiang Dingli Machinery, Cl A	1,623	12,036
Zhejiang Expressway, Cl H	60,960	45,888
Zhejiang Sanhua Intelligent Controls, Cl A	1,900	6,920
Zhejiang Weiming Environment Protection, Cl A	5,350	13,073
Zhejiang Weixing New Building Materials, Cl A	4,810	10,816
Zhuzhou CRRC Times Electric, Cl A	2,428	12,811
Zhuzhou CRRC Times Electric, Cl H	25,243	81,459
Zhuzhou Kibing Group, Cl A	8,380	9,108
Zoomlion Heavy Industry Science and Technology, Cl A	21,600	18,887
ZTO Express Cayman ADR	18,472	435,385

TOTAL CHINA		4,418,831
HONG KONG — 1.7%
Industrials — 1.7%
Orient Overseas International	6,130	77,285

TOTAL COMMON STOCK (Cost $6,257,292)		4,496,116
TOTAL INVESTMENTS — 99.7% (Cost $6,257,292)		$4,496,116

Percentages are based on Net Assets of $4,507,841.

*	Non-income producing security.

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Consumer Discretionary ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 100.0%
Consumer Discretionary — 100.0%
AIMA Technology Group, Cl A	96,900	$370,862
Alibaba Group Holding *	2,444,656	25,010,188
Anhui Jianghuai Automobile Group, Cl A *	233,100	574,650
ANTA Sports Products	739,796	8,353,268
BAIC BluePark New Energy Technology, Cl A *	597,600	557,550
Beijing Roborock Technology, Cl A	15,344	660,381
Beiqi Foton Motor, Cl A *	863,200	356,235
Bethel Automotive Safety Systems, Cl A	51,700	533,404
Bosideng International Holdings	5,782,200	2,283,439
BTG Hotels Group, Cl A *	130,900	297,919
BYD, Cl A	110,849	3,601,436
BYD, Cl H	519,380	15,758,098
Changzhou Xingyu Automotive Lighting Systems, Cl A	35,930	715,463
China Meidong Auto Holdings (A)	1,029,000	551,020
China Tourism Group Duty Free, Cl A	134,750	1,736,211
China Tourism Group Duty Free, Cl H	80,200	905,563
Chongqing Changan Automobile, Cl A	978,708	2,016,855
Chow Tai Fook Jewellery Group	1,307,200	1,844,374
Dongfeng Motor Group, Cl H	4,608,046	2,025,877
East Buy Holding * (A)	401,300	1,636,054
Ecovacs Robotics, Cl A	72,050	423,544
Fuyao Glass Industry Group, Cl A	234,614	1,188,720
Fuyao Glass Industry Group, Cl H	769,100	3,504,130
Geely Automobile Holdings	4,220,400	4,784,264
Great Wall Motor, Cl A	269,500	1,078,433
Great Wall Motor, Cl H	2,573,597	3,591,708
Gree Electric Appliances of Zhuhai, Cl A	218,400	1,009,297

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Guangzhou Automobile Group, Cl A	550,900	$751,836
Guangzhou Automobile Group, Cl H	4,258,023	1,991,714
H World Group ADR *	142,879	5,380,823
Haidilao International Holding	1,487,000	3,717,215
Haier Smart Home, Cl A	742,819	2,248,069
Haier Smart Home, Cl H	1,798,960	5,150,002
Hang Zhou Great Star Industrial, Cl A	126,700	341,856
Hangzhou Robam Appliances, Cl A	108,232	340,526
Hisense Visual Technology, Cl A	140,200	444,352
Huayu Automotive Systems, Cl A	383,580	916,364
Huizhou Desay Sv Automotive, Cl A	60,000	1,026,416
Jason Furniture Hangzhou, Cl A	91,610	462,414
JD.com, Cl A	1,190,604	15,185,732
Jiumaojiu International Holdings (A)	1,257,100	1,365,610
Li Auto, Cl A *	660,536	11,286,668
Li Ning	1,461,600	4,483,092
Meituan, Cl B *	1,704,200	24,088,710
MINISO Group Holding ADR	84,179	2,130,571
Minth Group	1,072,500	2,390,461
New Oriental Education & Technology Group *	1,128,140	7,381,945
Ningbo Joyson Electronic, Cl A	160,000	410,785
Ningbo Tuopu Group, Cl A	127,335	1,117,599
NIO ADR *	774,541	5,654,149
Offcn Education Technology, Cl A *	703,100	378,266
Oppein Home Group, Cl A	63,955	758,448
PDD Holdings ADR *	269,801	27,363,217
Pop Mart International Group	565,100	1,556,361
SAIC Motor, Cl A	915,500	1,810,538
Sailun Group, Cl A	363,153	555,459
Seres Group, Cl A *	177,600	1,971,197
Shandong Linglong Tyre, Cl A	175,634	478,433
Shanghai Jinjiang International Hotels, Cl A	104,156	466,018
Shanghai Yuyuan Tourist Mart Group, Cl A	451,128	399,389
Shenzhen Kedali Industry, Cl A	29,300	362,476
Shenzhou International Group Holdings	586,792	5,755,730
Songcheng Performance Development, Cl A	303,780	454,715
TAL Education Group ADR *	518,915	4,550,885
Tongcheng Travel Holdings *	1,614,500	3,082,666

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Topsports International Holdings	3,159,200	$2,656,690
TravelSky Technology, Cl H	791,000	1,247,468
Trip.com Group *	325,722	11,189,591
Vipshop Holdings ADR *	305,266	4,353,093
Wuchan Zhongda Group, Cl A	599,800	373,341
XPeng, Cl A * (A)	645,276	4,766,627
Xtep International Holdings	1,246,800	1,131,340
Yadea Group Holdings	1,639,800	2,996,848
Yum China Holdings	243,141	12,779,491
Zhejiang China Commodities City Group, Cl A	365,200	386,984
Zhejiang Supor, Cl A	67,226	459,005
Zhongsheng Group Holdings	693,300	1,598,437

TOTAL CHINA		277,518,565
TOTAL COMMON STOCK (Cost $470,721,465)		277,518,565

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.1%
Bank of America Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $729,058 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $12,131 - $316,738, 2.000% - 6.500%, 04/01/2048 - 10/01/2053, with a total market value of $743,529)	$728,950	728,950
Citigroup Global Markets Inc. 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $729,058 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $102 - $133,513, 2.000% - 7.715%, 12/01/2027 - 06/20/2073, with a total market value of $743,529)	728,950	728,950

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets America 5.320%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $729,058 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $45 - $57,584, 0.125% - 7.000%, 01/15/2024 - 11/01/2053, with a total market value of $743,529)	$728,950	$728,950
HSBC Securities USA Inc., 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $714,476 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7,144 - $712,459, 2.500% - 7.000%, 06/20/2033 - 10/20/2053, with a total market value of $728,658)	714,371	714,371
RBC Dominion Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $200,725 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7 - $52,604, 0.000% - 6.500%, 11/07/2023 - 08/20/2053, with a total market value of $204,709)	200,695	200,695

TOTAL REPURCHASE AGREEMENTS (Cost $3,101,916)		3,101,916
TOTAL INVESTMENTS — 101.1% (Cost $473,823,381)		$280,620,481

Percentages are based on Net Assets of $277,551,499.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of the securities on loan at October 31, 2023 was $2,920,720.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $3,101,916. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $-.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$277,518,565	$—	$—	$277,518,565
Repurchase Agreements	—	3,101,916	—	3,101,916
Total Investments in Securities	$277,518,565	$3,101,916	$—	$280,620,481

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Communication Services ETF

Sector Weightings (Unaudited)†:

0.0% Repurchase Agreement

0.0% Information Technology

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Communication Services — 99.9%
37 Interactive Entertainment Network Technology Group, Cl A	49,151	$138,575
Autohome ADR	6,387	170,852
Baidu, Cl A *	35,958	471,958
Beijing Enlight Media, Cl A	139,600	148,878
Bilibili, Cl Z *	14,049	190,142
China Film, Cl A *	60,800	99,042
China Literature *	800	2,694
China Ruyi Holdings *	750,800	172,717
China Tower, Cl H	2,283,700	213,059
China United Network Communications, Cl A	256,000	155,510
Focus Media Information Technology, Cl A	174,000	163,998
G-bits Network Technology Xiamen, Cl A	3,104	112,457
Giant Network Group, Cl A	66,900	107,611
iQIYI ADR *	37,416	174,359
Jiangsu Phoenix Publishing & Media, Cl A	87,900	115,052
JOYY ADR	5,588	217,485
Kanzhun ADR *	13,982	206,934
Kingnet Network, Cl A	64,900	94,583
Kingsoft	57,600	200,966
Kuaishou Technology, Cl B *	56,500	363,568
Kunlun Tech, Cl A *	24,900	106,898
Mango Excellent Media, Cl A	41,620	143,362
NetEase	28,115	604,728
Oriental Pearl Group, Cl A	114,200	114,790
People.cn, Cl A	26,900	118,708
Perfect World, Cl A	78,410	128,155
Tencent Holdings	13,665	505,063
Tencent Music Entertainment Group ADR *	479	3,477

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Wanda Film Holding, Cl A *	88,300	$150,092
Weibo ADR	13,093	154,890
Zhejiang Century Huatong Group, Cl A *	225,520	179,997
		5,730,600

Information Technology — 0.0%
National Agricultural Holdings *(A)	204,200	3

TOTAL CHINA		5,730,603
TOTAL COMMON STOCK (Cost $7,725,346)		5,730,603

	Face Amount
REPURCHASE AGREEMENT(B) — 0.0%
Daiwa Capital Markets America 5.320%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $596 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $0 - $47, 0.125% - 7.000%, 01/15/2024 - 11/01/2053, with a total market value of $608) (Cost $596)	$596	596
TOTAL INVESTMENTS — 99.9% (Cost $7,725,942)		$5,731,199

Percentages are based on Net Assets of $5,736,791.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security was purchased with cash collateral held from securities on loan. Subsequent of the period end the security on loan was sold.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Communication Services ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,730,600	$—	$3	$5,730,603
Repurchase Agreement	—	596	—	596
Total Investments in Securities	$5,730,600	$596	$3	$5,731,199

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Financials ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Financials — 99.8%
Agricultural Bank of China, Cl A	422,000	$206,343
Agricultural Bank of China, Cl H	2,281,088	842,515
AVIC Industry-Finance Holdings, Cl A	80,900	36,692
Bank of Beijing, Cl A	129,700	80,554
Bank of Changsha, Cl A	39,450	39,493
Bank of Chengdu, Cl A	36,000	60,604
Bank of China, Cl A	56,000	29,746
Bank of China, Cl H	5,582,734	1,954,949
Bank of Communications, Cl A	206,700	158,501
Bank of Communications, Cl H	801,671	474,368
Bank of Hangzhou, Cl A	46,995	68,489
Bank of Jiangsu, Cl A	97,730	91,846
Bank of Nanjing, Cl A	65,384	69,818
Bank of Ningbo, Cl A	35,820	121,920
Bank of Shanghai, Cl A	91,098	75,315
Bank of Suzhou, Cl A	41,300	35,326
BOC International China, Cl A	27,740	41,183
Caitong Securities, Cl A	44,610	48,243
Changjiang Securities, Cl A	55,500	43,012
China Cinda Asset Management, Cl H	1,460,400	141,848
China CITIC Bank, Cl H	857,622	382,524
China Construction Bank, Cl A	16,000	13,664
China Construction Bank, Cl H	3,640,726	2,065,898
China Everbright Bank, Cl A	257,600	104,204
China Everbright Bank, Cl H	560,700	159,799
China Galaxy Securities, Cl A	33,600	55,511
China Galaxy Securities, Cl H	434,150	221,941
China Great Wall Securities, Cl A	39,100	44,521
China International Capital, Cl A	12,785	64,151
China International Capital, Cl H	156,050	248,496
China Life Insurance, Cl A	16,402	75,062
China Life Insurance, Cl H	550,690	746,021

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Merchants Bank, Cl A	94,834	$397,313
China Merchants Bank, Cl H	287,324	1,094,274
China Merchants Securities, Cl A	45,180	87,012
China Minsheng Banking, Cl A	199,800	101,233
China Minsheng Banking, Cl H	695,426	231,080
China Pacific Insurance Group, Cl A	36,050	136,254
China Pacific Insurance Group, Cl H	231,862	571,313
China Taiping Insurance Holdings	199,630	184,205
China Zheshang Bank, Cl A	175,200	60,849
Chongqing Rural Commercial Bank, Cl A	79,900	46,251
CITIC Securities, Cl A	61,780	182,680
CITIC Securities, Cl H	181,745	353,521
CNPC Capital, Cl A	13,800	11,146
CSC Financial, Cl A	25,725	84,722
Dongxing Securities, Cl A	36,000	39,226
East Money Information, Cl A	80,572	167,574
Everbright Securities, Cl A	31,532	70,691
Far East Horizon	236,400	166,470
First Capital Securities, Cl A	55,000	43,823
Founder Securities, Cl A	12,900	13,318
GF Securities, Cl A	37,800	76,403
GF Securities, Cl H	138,900	180,712
Guangzhou Yuexiu Capital Holdings Group, Cl A	42,486	37,961
Guolian Securities, Cl A *	27,700	40,520
Guosen Securities, Cl A	47,645	62,362
Guotai Junan Securities, Cl A	44,944	90,414
Guoyuan Securities, Cl A	46,020	43,375
Haitong Securities, Cl A	61,400	81,704
Haitong Securities, Cl H	344,700	197,800
Hithink RoyalFlush Information Network, Cl A	4,235	81,094
Huatai Securities, Cl A	45,050	98,358
Huatai Securities, Cl H	163,650	214,168
Huaxi Securities, Cl A	33,590	36,280
Huaxia Bank, Cl A	88,100	67,196
Industrial & Commercial Bank of China, Cl A	112,300	72,347
Industrial & Commercial Bank of China, Cl H	4,223,137	2,029,368
Industrial Bank, Cl A	104,680	215,005

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Industrial Securities, Cl A	66,970	$56,918
Lufax Holding ADR	66,404	63,403
Nanjing Securities, Cl A	38,200	41,831
New China Life Insurance, Cl A	14,437	65,676
New China Life Insurance, Cl H	97,461	213,491
Orient Securities, Cl A	55,324	65,330
People’s Insurance Group of China, Cl A	58,400	42,475
People’s Insurance Group of China, Cl H	861,200	283,963
PICC Property & Casualty, Cl H	571,163	652,583
Ping An Bank, Cl A	7,225	10,293
Ping An Insurance Group of China, Cl A	1,800	11,145
Ping An Insurance Group of China, Cl H	329,254	1,687,381
Postal Savings Bank of China, Cl A	163,800	101,956
Postal Savings Bank of China, Cl H	758,100	345,886
Qifu Technology ADR	9,799	144,927
SDIC Capital, Cl A	52,800	49,118
Shanghai Pudong Development Bank, Cl A	151,814	141,019
Shanghai Rural Commercial Bank, Cl A	72,200	58,609
Shanxi Securities, Cl A	47,340	36,237
Shenwan Hongyuan Group, Cl A	137,200	82,035
Sinolink Securities, Cl A	37,100	46,185
SooChow Securities, Cl A	53,384	58,313
Southwest Securities, Cl A	77,000	42,999
Western Securities, Cl A	45,700	41,455
Zheshang Securities, Cl A	34,740	47,648
ZhongAn Online P&C Insurance, Cl H *	60,000	164,481
Zhongtai Securities, Cl A	55,700	54,319

TOTAL CHINA		21,080,255
TOTAL COMMON STOCK (Cost $32,091,838)		21,080,255
TOTAL INVESTMENTS — 99.8% (Cost $32,091,838)		$21,080,255

Percentages are based on Net Assets of $21,115,789.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Financials ETF

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Energy ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 96.3%
Energy — 96.3%
CGN Mining *	1,276,300	$208,786
China Coal Energy, Cl H	311,400	244,357
China Merchants Energy Shipping, Cl A	179,700	157,377
China Oilfield Services, Cl H	185,486	219,039
China Petroleum & Chemical, Cl A	15,150	11,267
China Petroleum & Chemical, Cl H	780,297	398,894
China Shenhua Energy, Cl A	3,400	14,041
China Shenhua Energy, Cl H	151,955	466,084
COSCO SHIPPING Energy Transportation, Cl A	86,400	169,692
COSCO SHIPPING Energy Transportation, Cl H	239,400	253,333
Guanghui Energy, Cl A	153,450	156,751
Inner Mongolia Dian Tou Energy, Cl A	77,700	143,927
Inner Mongolia Yitai Coal, Cl B *	156,594	214,847
Jizhong Energy Resources, Cl A	143,200	125,021
Kinetic Development Group	1,977,500	118,782
Offshore Oil Engineering, Cl A	168,475	142,498
PetroChina, Cl A	12,100	11,734
PetroChina, Cl H	591,363	385,445
Shaanxi Coal Industry, Cl A	97,986	240,493
Shan Xi Hua Yang Group New Energy, Cl A	122,900	134,918
Shanxi Coking Coal Energy Group, Cl A	131,753	155,045
Shanxi Lu’an Environmental Energy Development, Cl A	66,365	171,742
Sinopec Kantons Holdings	446,900	175,913
Yankuang Energy Group, Cl A	46,706	124,175
Yankuang Energy Group, Cl H	237,613	412,996
Yantai Jereh Oilfield Services Group, Cl A	37,510	145,860

TOTAL CHINA		5,003,017

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 3.6%
Energy — 3.6%
Productive Technologies *	1,917,000	$183,747

TOTAL COMMON STOCK (Cost $4,758,496)		5,186,764
TOTAL INVESTMENTS — 99.9% (Cost $4,758,496)		$5,186,764

Percentages are based on Net Assets of $5,193,624.

*	Non-income producing security.

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Materials ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 98.3%
Materials — 98.3%
Aluminum Corp of China, Cl A	48,600	$41,040
Aluminum Corp of China, Cl H	200,539	107,387
Anhui Conch Cement, Cl A	10,300	33,936
Anhui Conch Cement, Cl H	58,170	145,116
Anhui Honglu Steel Construction Group, Cl A	1,850	6,327
Asia - Potash International Investment Guangzhou, Cl A *	2,100	8,154
Baoshan Iron & Steel, Cl A	72,300	61,645
Beijing Oriental Yuhong Waterproof Technology, Cl A	2,800	9,519
Canmax Technologies, Cl A	1,757	6,507
Chengxin Lithium Group, Cl A	2,000	6,399
Chifeng Jilong Gold Mining, Cl A *	3,400	6,849
China Hongqiao Group	116,000	108,519
China Jushi, Cl A	14,859	23,416
China National Building Material, Cl H	189,400	90,045
China Northern Rare Earth Group High-Tech, Cl A	11,900	33,875
China Rare Earth Resources And Technology, Cl A	2,100	8,572
China Resources Cement Holdings	125,600	32,264
CMOC Group, Cl A	59,800	45,123
CMOC Group, Cl H	182,054	108,424
CNGR Advanced Material, Cl A	1,565	11,596
CNNC Hua Yuan Titanium Dioxide, Cl A	11,770	7,631
Do-Fluoride New Materials, Cl A	3,135	6,832
Dongyue Group	68,300	54,381
Ganfeng Lithium Group, Cl A	5,090	30,698
Ganfeng Lithium Group, Cl H	17,960	64,384
GEM, Cl A	19,400	15,484
Guangdong HEC Technology Holding, Cl A *	7,100	6,885
Guangzhou Tinci Materials Technology, Cl A	4,820	18,257

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Hangzhou Oxygen Plant Group, Cl A	2,500	$11,243
Haohua Chemical Science & Technology, Cl A	1,500	6,276
Henan Shenhuo Coal & Power, Cl A	4,900	10,992
Hengli Petrochemical, Cl A *	19,120	38,125
Hengyi Petrochemical, Cl A *	16,300	15,962
Hesteel, Cl A	50,600	15,438
Hoshine Silicon Industry, Cl A	1,950	15,205
Huafon Chemical, Cl A	11,100	10,961
Huaibei Mining Holdings, Cl A	5,300	10,597
Hubei Feilihua Quartz Glass, Cl A	1,100	5,934
Hubei Xingfa Chemicals Group, Cl A	2,200	5,888
Hunan Changyuan Lico, Cl A	4,965	5,762
Hunan Valin Steel, Cl A	29,100	23,107
Inner Mongolia BaoTou Steel Union, Cl A *	152,900	33,737
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	36,000	19,613
Inner Mongolia Yuan Xing Energy, Cl A	7,500	6,956
Jiangsu Eastern Shenghong, Cl A	16,500	23,912
Jiangsu Yangnong Chemical, Cl A	1,755	16,149
Jiangsu Yoke Technology, Cl A	1,125	8,827
Jiangxi Copper, Cl A	9,000	22,494
Jiangxi Copper, Cl H	56,991	80,702
Jinduicheng Molybdenum, Cl A	7,200	9,846
LB Group, Cl A	9,600	24,359
Luxi Chemical Group, Cl A	4,700	7,266
Ningbo Shanshan, Cl A	4,800	9,153
Ningxia Baofeng Energy Group, Cl A	18,600	36,531
Pangang Group Vanadium Titanium & Resources, Cl A *	34,900	16,589
Qinghai Salt Lake Industry, Cl A *	14,100	32,513
Real Gold Mining *(A)	97,864	—
Rongsheng Petrochemical, Cl A	31,900	49,488
Satellite Chemical, Cl A *	7,992	17,710
Shandong Gold Mining, Cl A	13,020	42,365
Shandong Gold Mining, Cl H	36,650	69,041
Shandong Hualu Hengsheng Chemical, Cl A	7,920	34,702
Shandong Nanshan Aluminum, Cl A	48,400	20,436
Shandong Sun Paper Industry JSC, Cl A	12,300	20,824

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Shanghai Putailai New Energy Technology, Cl A	6,786	$23,107
Shanxi Meijin Energy, Cl A *	9,600	9,166
Shanxi Taigang Stainless Steel, Cl A	25,400	13,527
Shenghe Resources Holding, Cl A	4,100	5,970
Shenzhen Capchem Technology, Cl A	1,620	9,744
Shenzhen Dynanonic, Cl A	584	6,254
Shenzhen Senior Technology Material, Cl A	3,300	6,904
Shenzhen YUTO Packaging Technology, Cl A	2,000	7,153
Sichuan Hebang Biotechnology	19,900	6,451
Sichuan Yahua Industrial Group, Cl A	2,900	5,561
Sinoma Science & Technology, Cl A	3,800	8,949
Sinomine Resource Group, Cl A	1,500	7,635
Sinopec Shanghai Petrochemical, Cl A *	32,100	13,072
Skshu Paint, Cl A *	1,250	10,147
Sunresin New Materials, Cl A	1,050	7,766
Tangshan Jidong Cement, Cl A	6,000	5,843
Tianqi Lithium, Cl A	3,800	28,466
Tianshan Aluminum Group, Cl A	10,000	8,826
Tongkun Group, Cl A *	10,100	19,864
Tongling Nonferrous Metals Group, Cl A	47,000	19,909
Wanhua Chemical Group, Cl A	9,422	113,956
Weihai Guangwei Composites, Cl A	3,520	12,293
Western Mining, Cl A	5,100	8,725
Western Superconducting Technologies, Cl A	1,369	8,549
Xiamen Tungsten, Cl A	6,000	13,852
Yintai Gold, Cl A	12,520	23,225
YongXing Special Materials Technology, Cl A	1,196	8,137
Yunnan Aluminium, Cl A	8,300	15,736
Yunnan Chihong Zinc&Germanium, Cl A	10,700	7,535
Yunnan Energy New Material, Cl A	3,075	28,061
Yunnan Tin, Cl A	3,600	6,914
Yunnan Yuntianhua, Cl A	3,900	8,844
Zangge Mining, Cl A	3,600	10,978
Zhaojin Mining Industry	57,400	71,744
Zhejiang Huayou Cobalt, Cl A	5,109	25,600
Zhejiang Juhua, Cl A	10,800	22,285
Zhejiang Longsheng Group, Cl A	7,100	8,607

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zhongjin Gold, Cl A	11,500	$17,151
Zibo Qixiang Tengda Chemical, Cl A	7,700	6,135
Zijin Mining Group, Cl A	4,000	6,777
Zijin Mining Group, Cl H	172,659	268,325

TOTAL CHINA		2,795,711
HONG KONG — 1.7%
Materials — 1.7%
China Lumena New Materials *(A)	48	—
Nine Dragons Paper Holdings	85,570	48,665

TOTAL HONG KONG		48,665
TOTAL COMMON STOCK (Cost $3,937,804)		2,844,376
TOTAL INVESTMENTS — 100.0% (Cost $3,937,804)		$2,844,376

Percentages are based on Net Assets of $2,845,783.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$2,844,376	$—	$—	^	$2,844,376
Total Investments in Securities	$2,844,376	$—	$—		$2,844,376

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Norway ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.7%
BERMUDA — 0.2%
Energy — 0.2%
Cool	8,312	$108,255

BRAZIL — 3.5%
Materials — 3.5%
Yara International	57,911	1,892,059

FAROE ISLANDS — 1.5%
Consumer Staples — 1.5%
Bakkafrost P/F	17,608	793,579

FRANCE — 1.7%
Communication Services — 1.7%
Adevinta, Cl B *	101,929	894,594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
GABON — 0.1%
Energy — 0.1%
BW Energy *	31,234	$78,004

HONG KONG — 0.2%
Industrials — 0.2%
Cadeler * (A)	38,022	120,413

MEXICO — 0.8%
Energy — 0.8%
Borr Drilling * (A)	70,528	438,129

NORWAY — 86.9%
Communication Services — 6.9%
Kahoot! *	34,475	107,699
Schibsted, Cl A	25,457	508,607
Schibsted, Cl B	33,952	629,095
Telenor	244,740	2,500,700
		3,746,101
Consumer Discretionary — 0.6%
Europris	55,106	311,990

Consumer Staples — 11.5%
Austevoll Seafood	31,542	215,424
Grieg Seafood	17,572	116,631
Leroy Seafood Group	92,888	367,504
Mowi	153,737	2,494,922
Orkla	262,699	1,809,220
Salmar	25,382	1,201,429
		6,205,130
Energy — 31.6%
Aker BP	110,529	3,176,854
Aker Solutions	85,242	339,695
BLUENORD *	8,168	433,562
BW Offshore	31,619	66,002
DNO	165,719	168,661
Equinor	315,114	10,561,905

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
FLEX LNG	10,222	$312,927
Frontline	46,719	1,042,549
Odfjell Drilling	32,569	113,697
PGS *	298,596	269,684
TGS	44,129	601,201
		17,086,737
Financials — 18.9%
DNB Bank	323,731	5,833,226
Gjensidige Forsikring	69,953	1,047,570
Protector Forsikring	19,997	313,244
Sparebank 1 Nord Norge	33,045	279,228
Sparebank 1 Oestlandet	11,981	132,983
SpareBank 1 SMN	50,441	611,340
SpareBank 1 SR-Bank	62,617	679,322
Storebrand	156,826	1,307,480
		10,204,393
Health Care — 0.2%
Nykode Therapeutics * (A)	50,899	78,228

Industrials — 9.2%
Aker ASA, Cl A	7,758	465,270
Aker Carbon Capture *	126,805	120,089
Aker Horizons * (A)	81,159	24,773
Belships	32,432	50,803
Bonheur	7,481	129,374
Golden Ocean Group	45,314	334,632
Hexagon Composites *	41,700	98,318
Hexagon Purus *	47,432	43,476
Hoegh Autoliners	26,348	212,969
Kongsberg Gruppen	30,766	1,255,789
MPC Container Ships	107,344	151,575
NEL * (A)	579,772	379,882
Norwegian Air Shuttle *	249,237	178,790
Stolt-Nielsen	8,088	266,060
TOMRA Systems	82,835	654,719
Veidekke	37,533	323,870

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Wallenius Wilhelmsen, Cl B	36,612	$307,238
		4,997,627
Information Technology — 1.4%
Crayon Group Holding *	24,701	142,391
Kitron	61,655	162,254
Nordic Semiconductor *	56,854	458,834
		763,479
Materials — 6.2%
BEWi	16,260	30,274
Borregaard	32,936	446,352
Elkem	99,426	153,789
Norsk Hydro	464,062	2,645,208
Norske Skog	24,282	88,549
		3,364,172
Real Estate — 0.4%
Entra	25,192	196,522

TOTAL NORWAY		46,954,379
SINGAPORE — 1.8%
Energy — 1.8%
BW LPG	26,661	377,063
Hafnia	88,634	581,548

TOTAL SINGAPORE		958,611
SOUTH AFRICA — 0.4%
Utilities — 0.4%
Scatec *	41,247	207,865

SWEDEN — 0.5%
Information Technology — 0.5%
Atea	27,246	283,393

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.9%
Energy — 1.9%
Subsea 7	79,823	$1,046,044

UNITED STATES — 0.2%
Information Technology — 0.2%
REC Silicon *	94,272	122,400

TOTAL COMMON STOCK (Cost $74,114,028)		53,897,725

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.0%
Bank of America Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $35,248 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $586 - $15,314, 2.000% - 6.500%, 04/01/2048 - 10/01/2053, with a total market value of $35,948)	$35,243	35,243
Citigroup Global Markets Inc. 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $35 - $45,606, 2.000% - 7.715%, 12/01/2027 - 06/20/2073, with a total market value of $253,980)	249,000	249,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets America 5.320%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $15 - $19,670, 0.125% - 7.000%, 01/15/2024 - 11/01/2053, with a total market value of $253,980)	$249,000	$249,000
TOTAL REPURCHASE AGREEMENTS (Cost $533,243)		533,243
TOTAL INVESTMENTS — 100.7% (Cost $74,647,271)		$54,430,968

Percentages are based on Net Assets of $54,065,395.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of the securities on loan at October 31, 2023 was $544,031.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $533,243. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $18,314.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$53,897,725	$—	$—	$53,897,725
Repurchase Agreements	—	533,243	—	533,243
Total Investments in Securities	$53,897,725	$533,243	$—	$54,430,968

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X FTSE Southeast Asia ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 1.4%
Consumer Staples — 1.4%
Wilmar International	206,432	$536,402

INDONESIA — 23.9%
Communication Services — 2.6%
Telkom Indonesia Persero	4,603,975	1,011,512

Consumer Staples — 0.5%
Hanjaya Mandala Sampoerna	868,457	49,751
Unilever Indonesia	565,774	128,933
		178,684
Financials — 18.9%
Bank Central Asia	5,505,839	3,032,804
Bank Mandiri Persero	4,400,568	1,572,126
Bank Negara Indonesia Persero	1,469,592	443,144
Bank Rakyat Indonesia Persero	6,971,784	2,176,900
		7,224,974

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.9%
Astra International	2,011,755	$731,375

TOTAL INDONESIA		9,146,545
MALAYSIA — 14.9%
Financials — 9.9%
CIMB Group Holdings	786,445	942,513
Hong Leong Bank	61,300	249,600
Malayan Banking	732,739	1,387,198
Public Bank	1,409,655	1,230,804
		3,810,115
Health Care — 1.0%
IHH Healthcare	292,497	368,345

Materials — 2.0%
Petronas Chemicals Group	278,868	429,613
Press Metal Aluminium Holdings	344,726	355,977
		785,590
Utilities — 2.0%
Tenaga Nasional	363,244	754,773

TOTAL MALAYSIA		5,718,823
PHILIPPINES — 2.8%
Financials — 1.3%
BDO Unibank	231,678	520,601

Real Estate — 1.5%
SM Prime Holdings	1,058,131	559,463

TOTAL PHILIPPINES		1,080,064
SINGAPORE — 35.7%
Communication Services — 3.4%
Singapore Telecommunications	749,058	1,301,236

Financials — 26.0%
DBS Group Holdings	180,350	4,324,293
Oversea-Chinese Banking	348,708	3,227,340

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
United Overseas Bank	120,702	$2,380,474
		9,932,107
Industrials — 3.2%
Keppel	138,400	627,323
Singapore Airlines (A)	136,747	609,849
		1,237,172
Real Estate — 3.1%
CapitaLand Integrated Commercial Trust ‡	504,095	647,573
CapitaLand Investment	250,610	537,785
Keppel ‡	27,680	16,062
		1,201,420
TOTAL SINGAPORE		13,671,935
THAILAND — 21.1%
Communication Services — 1.8%
Advanced Info Service NVDR	111,434	682,075

Consumer Staples — 2.7%
CP ALL NVDR	591,317	908,959
CP Axtra NVDR	156,800	123,241
		1,032,200
Energy — 5.1%
PTT NVDR	1,419,815	1,313,455
PTT Exploration & Production NVDR	137,385	626,866
		1,940,321
Financials — 2.8%
Kasikornbank NVDR	173,765	635,740
SCB X NVDR	166,307	455,763
		1,091,503
Health Care — 2.1%
Bangkok Dusit Medical Services NVDR	1,084,336	799,469

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.1%
Airports of Thailand NVDR *	426,059	$791,248

Information Technology — 1.6%
Delta Electronics Thailand NVDR	278,310	611,713

Materials — 1.5%
Siam Cement NVDR	72,265	579,045

Utilities — 1.4%
Energy Absolute NVDR	166,013	193,992
Gulf Energy Development NVDR	294,663	354,571
		548,563
TOTAL THAILAND		8,076,137
TOTAL COMMON STOCK (Cost $40,524,823)		38,229,906

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.3%
Citigroup Global Markets Inc. 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $235,857 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $33 - $43,193, 2.000% - 7.715%, 12/01/2027 - 06/20/2073, with a total market value of $240,538)	$235,822	235,822

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X FTSE Southeast Asia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets America 5.320%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $15 - $19,670, 0.125% - 7.000%, 01/15/2024 - 11/01/2053, with a total market value of $253,980)	$249,000	$249,000
TOTAL REPURCHASE AGREEMENTS (Cost $484,822)		484,822
TOTAL INVESTMENTS — 101.1% (Cost $41,009,645)		$38,714,728

Percentages are based on Net Assets of $38,282,062.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of the securities on loan at October 31, 2023 was $453,038.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $484,822. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $-.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$38,229,906	$—	$—	$38,229,906
Repurchase Agreements	—	484,822	—	484,822
Total Investments in Securities	$38,229,906	$484,822	$—	$38,714,728

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X MSCI Argentina ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 96.3%
ARGENTINA — 45.7%
Communication Services — 2.8%
Telecom Argentina ADR	281,191	$1,400,331

Consumer Discretionary — 2.4%
Despegar.com *	180,531	1,196,920

Consumer Staples — 1.5%
Cresud SACIF y A ADR	104,774	757,516

Energy — 9.8%
Transportadora de Gas del Sur ADR *	194,921	1,990,143
YPF ADR *	303,350	3,012,266
		5,002,409
Financials — 11.8%
Banco BBVA Argentina ADR (A)	229,794	900,792
Banco Macro ADR	120,018	2,198,730
Grupo Financiero Galicia ADR	230,238	2,580,968
Grupo Supervielle ADR *	189,892	339,907
		6,020,397

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.2%
Corp America Airports *	103,439	$1,102,660

Materials — 3.6%
Bioceres Crop Solutions *	80,705	890,983
Loma Negra Cia Industrial Argentina ADR	169,302	965,021
		1,856,004
Real Estate — 1.1%
IRSA Inversiones y Representaciones ADR	93,219	553,721

Utilities — 10.5%
Central Puerto ADR	316,969	1,775,027
Empresa Distribuidora Y Comercializadora Norte ADR *	66,029	676,137
Pampa Energia ADR *	78,622	2,899,579
		5,350,743
TOTAL ARGENTINA		23,240,701
BRAZIL — 36.2%
Consumer Discretionary — 31.1%
Arcos Dorados Holdings, Cl A	266,785	2,406,401
MercadoLibre *	10,809	13,411,158
		15,817,559
Consumer Staples — 5.1%
Adecoagro	243,783	2,571,911

TOTAL BRAZIL		18,389,470
CANADA — 7.5%
Materials — 7.5%
Lithium Americas * (A)	131,632	882,762
Lithium Americas Argentina *	131,632	727,259
SSR Mining	160,839	2,223,303

TOTAL CANADA		3,833,324
CHILE — 6.9%
Consumer Staples — 6.9%
Cencosud	1,105,493	1,785,238

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Cia Cervecerias Unidas	303,441	$1,719,465

TOTAL CHILE		3,504,703
TOTAL COMMON STOCK (Cost $57,395,805)		48,968,198

PREFERRED STOCK — 3.5%
CHILE— 3.5%
Consumer Staples — 3.5%
Embotelladora Andina (B)
TOTAL PREFERRED STOCK (Cost $2,010,036)	882,544	1,788,874

	Face Amount
REPURCHASE AGREEMENTS(C) — 1.6%
Bank of America Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4,144 - $108,194, 2.000% - 6.500%, 04/01/2048 - 10/01/2053, with a total market value of $253,980)	$249,000	249,000
Citigroup Global Markets Inc. 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $35 - $45,606, 2.000% - 7.715%, 12/01/2027 - 06/20/2073, with a total market value of $253,980)	249,000	249,000
Daiwa Capital Markets America 5.320%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $15 - $19,670, 0.125% - 7.000%, 01/15/2024 - 11/01/2053, with a total market value of $253,980)	249,000	249,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $47,071 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2 - $12,336, 0.000% - 6.500%, 11/07/2023 - 08/20/2053, with a total market value of $48,005)	$47,064	$47,064

TOTAL REPURCHASE AGREEMENTS (Cost $794,064)		794,064
TOTAL INVESTMENTS — 101.4% (Cost $60,199,905)		$51,551,136

Percentages are based on Net Assets of $50,837,095.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of the securities on loan at October 31, 2023 was $761,753.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $794,064. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $—.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$48,968,198	$—	$—	$48,968,198
Preferred Stock	1,788,874	—	—	1,788,874
Repurchase Agreements	—	794,064	—	794,064
Total Investments in Securities	$50,757,072	$794,064	$—	$51,551,136

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X MSCI Greece ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.0%
GREECE — 96.6%
Communication Services — 4.5%
Hellenic Telecommunications Organization	496,154	$6,938,300

Consumer Discretionary — 14.3%
Autohellas Tourist and Trading	213,297	2,867,798
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
JUMBO	432,384	11,361,809
OPAP	458,101	7,747,435
		21,977,049
Consumer Staples — 1.9%
Sarantis	356,640	2,959,214

Energy — 9.8%
Helleniq Energy Holdings	473,859	3,471,036
Motor Oil Hellas Corinth Refineries	316,742	7,532,947
Tsakos Energy Navigation	181,054	3,988,619
		14,992,602
Financials — 33.4%
Alpha Services and Holdings *	8,385,633	12,497,746
Eurobank Ergasias Services and Holdings *	10,699,275	17,438,754

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hellenic Exchanges - Athens Stock Exchange	578,303	$2,958,541
National Bank of Greece *	2,146,112	12,249,627
Piraeus Financial Holdings *	2,098,914	6,189,785
		51,334,453
Industrials — 19.0%
Aegean Airlines *	345,159	3,772,389
Capital Product Partners (B)	186,508	2,545,834
Ellaktor *	1,090,932	2,147,109
GEK Terna Holding Real Estate Construction	378,288	5,278,047
Mytilineos	419,010	15,492,479
		29,235,858
Real Estate — 2.4%
LAMDA Development *	558,314	3,588,053

Utilities — 11.3%
Athens Water Supply & Sewage	441,624	2,618,739
Holding ADMIE IPTO	1,229,304	2,598,759
Public Power *	702,690	7,152,647
Terna Energy	333,137	4,996,686
		17,366,831
TOTAL GREECE		148,392,360
UNITED STATES — 3.4%
Materials — 3.4%
Titan Cement International	281,643	5,269,252

TOTAL COMMON STOCK (Cost $152,325,917)		153,661,612
TOTAL INVESTMENTS — 100.0% (Cost $152,325,917)		$153,661,612

Percentages are based on Net Assets of $153,710,077.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered Master Limited Partnership. At October 31, 2023, these securities amounted to $2,545,834 or 1.7% of Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$153,661,605	$—	$7	$153,661,612
Total Investments in Securities	$153,661,605	$—	$7	$153,661,612

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Nigeria ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 14.0%
U.S. Treasury Bills
5.427%, 01/23/24(A)	$3,510,000	$3,467,059
5.343%, 01/02/24(A)	262,000	259,609
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,726,455)		3,726,668

	Shares
COMMON STOCK — 3.7%
NIGERIA — 3.7%
Communication Services — 0.4%
Airtel Africa	58,967	100,320

Energy — 3.3%
SEPLAT Energy	417,000	877,531

TOTAL NIGERIA		977,851
TOTAL COMMON STOCK (Cost $1,004,118)		977,851
TOTAL INVESTMENTS — 17.7% (Cost $4,730,573)		$4,704,519

Percentages are based on Net Assets of $26,613,375.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$3,726,668	$—	$3,726,668
Common Stock	977,851	—	—	977,851
Total Investments in Securities	$977,851	$3,726,668	$—	$4,704,519

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Nigeria ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
BANGLADESH — 0.8%
Health Care — 0.5%
Square Pharmaceuticals	57,869	$110,804

Industrials — 0.3%
Bangladesh Export Import	58,288	61,116

TOTAL BANGLADESH		171,920
CHILE — 1.2%
Consumer Discretionary — 0.4%
Falabella	42,949	87,175

Financials — 0.8%
Banco de Chile	793,976	81,307
Banco de Credito e Inversiones	1,341	31,949
Banco Santander Chile	1,192,718	51,832
		165,088
TOTAL CHILE		252,263

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
CZECH REPUBLIC — 1.9%
Financials — 0.3%
Komercni Banka	1,328	$38,834
Moneta Money Bank	5,964	23,005
		61,839

Utilities — 1.6%
CEZ	7,896	337,348

TOTAL CZECH REPUBLIC		399,187
EGYPT — 0.4%
Financials — 0.4%
Commercial International Bank Egypt SAE	42,261	82,472

GREECE — 2.9%
Communication Services — 0.6%
Hellenic Telecommunications Organization	9,501	132,864

Consumer Discretionary — 0.7%
OPAP	9,037	152,834

Financials — 1.1%
Alpha Services and Holdings *	38,975	58,088
Eurobank Ergasias Services and Holdings *	45,368	73,945
National Bank of Greece *	9,586	54,715
Piraeus Financial Holdings *	12,012	35,424
		222,172

Utilities — 0.5%
Public Power *	10,232	104,151

TOTAL GREECE		612,021
ICELAND — 1.1%
Financials — 0.4%
Arion Banki HF	46,275	42,446
Islandsbanki HF	42,390	31,289
		73,735

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.7%
Marel HF	56,487	$155,036

TOTAL ICELAND		228,771
INDONESIA — 9.5%
Communication Services — 1.9%
Sarana Menara Nusantara	669,754	37,525
Telkom Indonesia Persero	1,633,565	358,901
		396,426

Consumer Discretionary — 0.5%
GoTo Gojek Tokopedia, Cl A *	27,166,700	102,613

Consumer Staples — 1.7%
Charoen Pokphand Indonesia	241,776	88,278
Indofood CBP Sukses Makmur	76,422	49,793
Indofood Sukses Makmur	143,895	60,239
Sumber Alfaria Trijaya	544,277	99,022
Unilever Indonesia	249,976	56,967
		354,299

Financials — 3.8%
Bank Central Asia	654,325	360,424
Bank Mandiri Persero	438,244	156,565
Bank Negara Indonesia Persero	176,276	53,155
Bank Rakyat Indonesia Persero	799,234	249,556
		819,700

Health Care — 0.3%
Kalbe Farma	691,218	73,538

Industrials — 1.1%
Astra International	663,329	241,154

Materials — 0.2%
Semen Indonesia Persero	110,793	42,546

TOTAL INDONESIA		2,030,276

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
KAZAKHSTAN — 2.1%
Energy — 1.2%
NAC Kazatomprom JSC GDR	6,384	$258,552

Financials — 0.9%
Halyk Savings Bank of Kazakhstan JSC GDR	2,936	36,700
Kaspi.KZ JSC GDR	1,742	157,477
		194,177
TOTAL KAZAKHSTAN		452,729
KENYA — 0.4%
Communication Services — 0.4%
Safaricom	1,102,711	91,191

KUWAIT — 2.3%
Financials — 1.9%
Gulf Bank KSCP	36,076	27,621
National Bank of Kuwait SAK	131,581	372,788
		400,409

Real Estate — 0.4%
Mabanee KPSC	32,287	86,050

TOTAL KUWAIT		486,459
LUXEMBOURG — 0.2%
Financials — 0.2%
Reinet Investments SCA	2,542	52,511

MALAYSIA — 7.2%
Communication Services — 1.8%
Axiata Group	136,600	62,502
CELCOMDIGI	172,966	153,562
Maxis	115,845	96,284
Telekom Malaysia	56,755	60,394
		372,742

Consumer Staples — 1.2%
Nestle Malaysia	3,432	89,176

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PPB Group	31,543	$100,498
QL Resources	54,467	63,218
		252,892

Energy — 0.3%
Petronas Dagangan	14,812	71,068

Financials — 2.0%
CIMB Group Holdings	111,779	133,961
Hong Leong Bank	11,312	46,060
Public Bank	254,235	221,979
RHB Bank	27,133	31,777
		433,777

Utilities — 1.9%
Petronas Gas	39,006	140,813
Tenaga Nasional	127,600	265,136
		405,949
TOTAL MALAYSIA		1,536,428
MEXICO — 7.8%
Communication Services — 0.2%
Grupo Televisa	108,165	49,550

Consumer Staples — 2.5%
Kimberly-Clark de Mexico, Cl A	67,391	123,374
Wal-Mart de Mexico	114,480	409,206
		532,580

Financials — 2.0%
Banco del Bajio	12,844	39,258
Grupo Financiero Banorte, Cl O	41,164	333,635
Grupo Financiero Inbursa, Cl O *	29,055	59,839
		432,732

Industrials — 2.2%
Grupo Aeroportuario del Pacifico, Cl B	17,336	201,957
Grupo Aeroportuario del Sureste, Cl B	8,593	184,945

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Promotora y Operadora de Infraestructura	8,421	$68,840
		455,742

Real Estate — 0.9%
Fibra Uno Administracion ‡	128,226	194,403

TOTAL MEXICO		1,665,007
MOROCCO — 0.4%
Financials — 0.4%
Attijariwafa Bank	1,571	70,776
Banque Centrale Populaire	958	24,358

TOTAL MOROCCO		95,134
NIGERIA — 0.3%
Financials — 0.1%
Guaranty Trust Holding	216,406	8,319
Zenith Bank	230,376	8,437
		16,756

Materials — 0.2%
Dangote Cement	146,538	53,095

TOTAL NIGERIA		69,851
PHILIPPINES — 4.8%
Communication Services — 0.4%
PLDT	3,758	80,141

Consumer Staples — 0.4%
Universal Robina	42,634	82,127

Financials — 0.8%
Bank of the Philippine Islands	34,548	61,193
BDO Unibank	41,384	92,993
Metropolitan Bank & Trust	35,032	32,291
		186,477

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.8%
SM Investments	11,961	$168,854

Real Estate — 2.0%
Ayala Land	330,638	162,289
SM Prime Holdings	494,498	261,454
		423,743

Utilities — 0.4%
Manila Electric	13,896	86,942

TOTAL PHILIPPINES		1,028,284
POLAND — 4.4%
Communication Services — 0.2%
Cyfrowy Polsat *	12,612	39,252

Consumer Discretionary — 0.8%
Allegro.eu *	23,269	166,483

Consumer Staples — 1.0%
Dino Polska *	2,398	226,769

Financials — 2.1%
Bank Polska Kasa Opieki	3,209	97,244
Powszechna Kasa Oszczednosci Bank Polski *	15,283	157,835
Powszechny Zaklad Ubezpieczen	10,558	119,285
Santander Bank Polska *	625	67,691
		442,055

Utilities — 0.3%
PGE Polska Grupa Energetyczna *	43,724	75,723

TOTAL POLAND		950,282
QATAR — 5.2%
Energy — 1.1%
Qatar Fuel QSC	29,501	120,321
Qatar Gas Transport	122,466	118,396
		238,717

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.6%
Commercial Bank PSQC	56,552	$79,617
Dukhan Bank	31,997	31,865
Masraf Al Rayan QSC	97,462	56,213
Qatar International Islamic Bank QSC	17,185	43,659
Qatar Islamic Bank SAQ	28,890	138,062
		349,416

Industrials — 1.2%
Industries Qatar QSC	74,564	250,253

Materials — 0.4%
Mesaieed Petrochemical Holding	215,993	94,323

Real Estate — 0.4%
Barwa Real Estate	105,508	73,314

Utilities — 0.5%
Qatar Electricity & Water QSC	21,613	98,182

TOTAL QATAR		1,104,205
ROMANIA — 2.2%
Energy — 1.0%
OMV Petrom	1,829,174	208,619

Financials — 0.6%
Banca Transilvania	22,320	105,718
BRD-Groupe Societe Generale *	8,545	29,673
		135,391

Real Estate — 0.6%
NEPI Rockcastle	23,581	126,616

TOTAL ROMANIA		470,626
SAUDI ARABIA — 10.0%
Communication Services — 2.5%
Etihad Etisalat	7,285	89,519
Mobile Telecommunications Saudi Arabia	8,295	30,512
Saudi Research & Media Group *	677	25,444

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Saudi Telecom	38,762	$396,754
		542,229

Consumer Discretionary — 0.2%
Jarir Marketing	11,354	43,823

Consumer Staples — 0.7%
Almarai JSC	4,827	71,924
Nahdi Medical	733	27,705
Savola Group	5,164	50,104
		149,733

Financials — 3.8%
Al Rajhi Bank	13,496	241,385
Alinma Bank	6,748	59,177
Arab National Bank	4,681	29,646
Bank AlBilad	3,370	33,416
Bank Al-Jazira *	3,137	13,680
Banque Saudi Fransi	4,302	41,110
Bupa Arabia for Cooperative Insurance	516	29,296
Company for Cooperative Insurance	506	16,293
Riyad Bank	10,523	74,471
Saudi Awwal Bank	7,245	64,598
Saudi Investment Bank	3,446	13,503
Saudi National Bank	20,244	181,039
Saudi Tadawul Group Holding	337	14,930
		812,544

Health Care — 0.8%
Dr Sulaiman Al Habib Medical Services Group	1,685	113,184
Mouwasat Medical Services	1,933	51,524
		164,708

Information Technology — 0.6%
Arabian Internet & Communications Services	451	37,603
Elm	463	86,538
		124,141

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.8%
Saudi Aramco Base Oil	975	$33,526
Saudi Industrial Investment Group	6,929	44,253
Saudi Kayan Petrochemical *	14,537	40,996
Yanbu National Petrochemical	5,426	54,743
		173,518

Real Estate — 0.2%
Dar Al Arkan Real Estate Development *	9,921	39,932

Utilities — 0.4%
Saudi Electricity	16,091	76,346

TOTAL SAUDI ARABIA		2,126,974
SOUTH AFRICA — 7.3%
Consumer Discretionary — 0.4%
Pepkor Holdings	100,143	90,811

Consumer Staples — 2.3%
Clicks Group	11,857	173,704
Shoprite Holdings	24,619	313,639
		487,343

Financials — 3.8%
Absa Group	14,807	134,209
Capitec Bank Holdings	1,521	134,267
Nedbank Group	7,681	82,178
Old Mutual	85,089	53,785
Remgro	9,243	71,037
Sanlam	30,781	107,333
Standard Bank Group	23,416	228,440
		811,249

Materials — 0.8%
African Rainbow Minerals	5,447	44,623
Harmony Gold Mining	27,246	125,527
		170,150
TOTAL SOUTH AFRICA		1,559,553

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
SRI LANKA — 0.2%
Industrials — 0.2%
John Keells Holdings	64,452	$37,823

THAILAND — 9.7%
Communication Services — 1.4%
Advanced Info Service NVDR	32,473	198,764
Intouch Holdings PCL NVDR	25,866	51,095
True NVDR	283,800	47,770
		297,629

Consumer Discretionary — 0.7%
Central Retail NVDR	49,416	50,526
Home Product Center NVDR	162,033	53,647
PTT Oil & Retail Business NVDR	82,158	41,830
		146,003

Consumer Staples — 1.5%
Berli Jucker NVDR	27,283	21,444
CP ALL NVDR	159,623	245,369
CP Axtra NVDR	56,800	44,643
		311,456
Energy — 1.0%
PTT Exploration & Production NVDR	38,026	173,507
Thai Oil NVDR	33,119	43,308
		216,815

Financials — 0.4%
Kasikornbank NVDR	5,893	21,560
Krung Thai Bank NVDR	33,600	17,575
Krungthai Card NVDR	11,308	13,764
SCB X NVDR	8,899	24,388
		77,287

Health Care — 1.6%
Bangkok Dusit Medical Services NVDR	304,107	224,215
Bumrungrad Hospital NVDR	16,325	118,091
		342,306

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.4%
Airports of Thailand NVDR *	117,122	$217,511
Bangkok Expressway & Metro NVDR	209,236	45,989
BTS Group Holdings PCL NVDR	216,301	44,834
		308,334

Real Estate — 0.7%
Central Pattana NVDR	55,181	95,954
Land & Houses NVDR	228,635	48,026
		143,980

Utilities — 1.0%
Electricity Generating NVDR	6,400	21,724
Energy Absolute NVDR	45,880	53,612
Global Power Synergy NVDR	19,031	20,650
Gulf Energy Development NVDR	80,176	96,477
Ratch Group NVDR	29,465	26,438
		218,901
TOTAL THAILAND		2,062,711
TURKEY — 4.5%
Communication Services — 0.5%
Turkcell Iletisim Hizmetleri *	59,496	100,938

Consumer Staples — 1.0%
BIM Birlesik Magazalar	22,417	215,512

Energy — 1.1%
Turkiye Petrol Rafinerileri	47,332	237,390

Financials — 0.8%
Akbank Turk	54,495	56,743
Haci Omer Sabanci Holding	17,819	33,695
Turkiye Is Bankasi, Cl C	61,132	45,331
Yapi ve Kredi Bankasi	59,015	35,960
		171,729

Industrials — 0.5%
Aselsan Elektronik Sanayi Ve Ticaret	66,586	97,292

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.6%
Eregli Demir ve Celik Fabrikalari *	69,018	$92,357
Hektas Ticaret *	55,521	43,015
		135,372
TOTAL TURKEY		958,233
UNITED ARAB EMIRATES — 7.1%
Communication Services — 1.9%
Emirates Telecommunications Group PJSC	79,596	400,039

Consumer Discretionary — 1.2%
Abu Dhabi National Oil for Distribution PJSC	153,555	140,470
Americana Restaurants International	124,105	125,017
		265,487

Financials — 1.9%
Abu Dhabi Commercial Bank PJSC	51,141	111,806
Abu Dhabi Islamic Bank PJSC	25,375	71,158
Dubai Islamic Bank PJSC	50,587	74,372
Emirates NBD Bank PJSC	33,098	152,739
		410,075

Industrials — 0.8%
Multiply Group PJSC *	192,601	178,286

Real Estate — 1.3%
Aldar Properties PJSC	188,704	267,155

TOTAL UNITED ARAB EMIRATES		1,521,042
VIETNAM — 5.9%
Consumer Staples — 1.6%
Masan Group *	62,852	148,895
Saigon Beer Alcohol Beverage	100	231
Vietnam Dairy Products JSC	71,296	197,339
		346,465
Financials — 0.5%
Bank for Foreign Trade of Vietnam JSC *	19,565	69,126
Ho Chi Minh City Development Joint Stock Commercial Bank	12	8

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SSI Securities	37,550	$39,357
		108,491

Industrials — 0.3%
Vietjet Aviation JSC *	15,380	61,977

Materials — 1.2%
Hoa Phat Group JSC *	276,421	258,784

Real Estate — 2.3%
Novaland Investment Group *	81,546	42,819
Vincom Retail JSC *	89,090	80,505
Vingroup JSC *	111,729	184,187
Vinhomes JSC *	106,357	168,838
		476,349
TOTAL VIETNAM		1,252,066
TOTAL COMMON STOCK (Cost $22,347,189)		21,298,019

	Number of Rights
RIGHT — 0.0%
Kuwait — 0.0%
Gulf Bank KSCP* Expires 11/25/2023	2,800	58

TOTAL RIGHT (Cost $–)		58
TOTAL INVESTMENTS — 99.8% (Cost $22,347,189)		$21,298,077

Percentages are based on Net Assets of $21,343,627.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Next Emerging & Frontier ETF

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X MSCI Portugal ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 96.8%
CHINA — 3.9%
Industrials — 3.9%
Fosun International	549,490	$328,657

IRELAND — 0.1%
Industrials — 0.1%
Fusion Fuel Green, Cl A *	9,232	6,647

PORTUGAL — 88.8%
Communication Services — 4.9%
NOS SGPS	104,081	379,988
Pharol SGPS *	627,201	28,507
		408,495
Consumer Discretionary — 1.0%
Ibersol SGPS	11,717	82,979

Consumer Staples — 23.5%
Jeronimo Martins	69,938	1,610,081
Sonae	362,102	355,569
		1,965,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — continued
Energy — 4.9%
Galp Energia	27,564	$414,012

Financials — 5.1%
Banco Comercial Portugues, Cl R *	1,389,439	425,319

Industrials — 5.9%
CTT-Correios de Portugal	68,657	261,617
Mota-Engil	73,141	237,343
		498,960

Materials — 14.7%
Altri (A)	57,105	275,726
Corticeira Amorim SGPS	31,751	307,754
Navigator	107,606	427,662
Ramada Investimentos E Industria	5,156	34,879
Semapa-Sociedade de Investimento e Gestao	12,910	182,310
		1,228,331
Utilities — 28.8%
EDP - Energias de Portugal	418,012	1,754,107
Greenvolt-Energias Renovaveis * (A)	44,284	295,361
REN - Redes Energeticas Nacionais	141,338	367,511
		2,416,979
TOTAL PORTUGAL		7,440,725
SPAIN — 4.0%
Utilities — 4.0%
EDP Renovaveis	20,603	330,800

TOTAL COMMON STOCK (Cost $9,377,764)		8,106,829

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X MSCI Portugal ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.3%
Daiwa Capital Markets America
5.320%, dated 10/31/2023, to be repurchased on 11/01/23, repurchase price $111,241 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7 - $8,786, 0.125% - 7.000%, 01/15/24 - 11/01/53, with a total market value of $113,449)

(Cost $111,225)	$111,225	$111,225
TOTAL INVESTMENTS — 98.1% (Cost $9,488,989)		$8,218,054

Percentages are based on Net Assets of $8,377,865.

A list of the open futures contracts held by the Fund at October 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts Euro STOXX 50	6	Dec-2023	$275,024	$258,120	$(13,153)

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of the securities on loan at October 31, 2023 was $240,042.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $111,225. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $134,248.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X MSCI Portugal ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,106,829	$—	$—	$8,106,829
Repurchase Agreement	—	111,225	—	111,225
Total Investments in Securities	$8,106,829	$111,225	$—	$8,218,054

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(13,153)	$—	$—	$(13,153)
Total Other Financial Instruments	$(13,153)	$—	$—	$(13,153)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X DAX Germany ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 94.4%
FRANCE — 6.9%
Industrials — 6.9%
Airbus	24,322	$3,245,950

GERMANY — 86.8%
Communication Services — 6.6%
Deutsche Telekom	143,453	3,104,633

Consumer Discretionary — 10.0%
adidas	6,819	1,205,129
Bayerische Motoren Werke	12,255	1,135,123
Continental	4,374	284,058
Mercedes-Benz Group	32,576	1,908,619
Zalando *	9,403	218,559
		4,751,488
Consumer Staples — 1.1%
Beiersdorf	4,003	524,879

Financials — 19.5%
Allianz	16,414	3,832,542

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Commerzbank	42,686	$457,961
Deutsche Bank	83,216	910,910
Deutsche Boerse	7,653	1,255,452
Hannover Rueck	2,461	541,848
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	5,625	2,250,428
		9,249,141

Health Care — 7.5%
Bayer	40,760	1,751,775
Fresenius & KGaA	16,984	435,160
Merck KGaA	5,333	802,428
Siemens Healthineers	11,402	558,247
		3,547,610

Industrials — 16.4%
Brenntag	5,445	403,568
Daimler Truck Holding	21,326	667,684
Deutsche Post	38,465	1,494,576
MTU Aero Engines	2,194	410,475
Rheinmetall	1,775	507,320
Siemens	30,758	4,062,617
Siemens Energy *	21,741	192,345
		7,738,585
Information Technology — 13.6%
Infineon Technologies	54,000	1,568,224
SAP	36,389	4,874,842
		6,443,066
Materials — 6.4%
BASF	36,993	1,702,295
Covestro *	7,702	388,328
Heidelberg Materials	5,562	402,598
Symrise, Cl A	5,148	523,468
		3,016,689
Real Estate — 1.4%
Vonovia ‡	28,634	656,778

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 4.3%
E.ON	82,514	$978,582
RWE	27,940	1,067,016
		2,045,598
TOTAL GERMANY		41,078,467
UNITED STATES — 0.7%
Health Care — 0.7%
QIAGEN *	9,284	344,640

TOTAL COMMON STOCK (Cost $45,879,475)		44,669,057

PREFERRED STOCK — 4.9%
GERMANY—4.9%
Consumer Discretionary — 3.4%
Dr Ing hc F Porsche (A)	4,661	406,650
Porsche Automobil Holding (A)	6,211	276,717
Volkswagen (A)	8,511	898,087
		1,581,454
Consumer Staples — 1.0%
Henkel & KGaA (A)	6,659	479,187
Health Care — 0.5%
Sartorius (A)	998	249,165
TOTAL GERMANY		2,309,806
TOTAL PREFERRED STOCK (Cost $3,335,860)		2,309,806
TOTAL INVESTMENTS — 99.3% (Cost $49,215,335)		$46,978,863

Percentages are based on Net Assets of $47,309,071.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X MSCI Pakistan ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.6%
PAKISTAN — 99.6%
Consumer Discretionary — 1.3%
Nishat Mills	1,705,688	$363,665

Consumer Staples — 0.8%
Unity Foods *	2,856,123	244,004

Energy — 22.6%
Attock Refinery	208,173	221,210
Mari Petroleum	203,267	1,134,665
National Refinery	134,838	122,761
Oil & Gas Development	4,289,105	1,527,968
Pakistan Oilfields	772,183	1,113,964
Pakistan Petroleum	4,195,061	1,207,693
Pakistan Refinery *	1,125,291	82,636
Pakistan State Oil	1,813,434	909,983
Shell Pakistan	259,900	151,211
		6,472,091
Financials — 16.9%
Bank Alfalah	4,695,785	656,005
Habib Bank	4,508,793	1,500,290
MCB Bank	2,505,108	1,352,738

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
United Bank	2,207,537	$1,313,263
		4,822,296

Health Care — 1.3%
Searle *	2,607,986	373,039

Industrials — 6.7%
Millat Tractors	790,996	1,270,220
TRG Pakistan *	2,608,962	645,793
		1,916,013

Information Technology — 4.4%
Avanceon *	548,160	97,824
NetSol Technologies *	205,302	60,655
Systems	738,008	1,087,085
		1,245,564

Materials — 33.4%
Cherat Cement	835,388	416,056
DG Khan Cement *	2,504,560	477,097
Engro	2,468,564	2,464,314
Engro Fertilizers	4,815,234	1,488,092
Engro Polymer & Chemicals	2,470,697	343,317
Fauji Cement *	7,418,455	366,519
Fauji Fertilizer	3,590,827	1,317,446
Lucky Cement	873,073	1,966,130
Maple Leaf Cement Factory *	4,719,503	601,360
Pioneer Cement *	246,455	90,204
		9,530,535

Real Estate — 0.2%
TPL Properties	1,333,790	57,708

Utilities — 12.0%
Hub Power	8,279,935	2,980,536

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
SUI Northern Gas Pipeline	2,507,424	$462,869
		3,443,405
TOTAL PAKISTAN		28,468,320
TOTAL COMMON STOCK (Cost $31,861,568)		28,468,320
TOTAL INVESTMENTS — 99.6% (Cost $31,861,568)		$28,468,320

Percentages are based on Net Assets of $28,571,196.

*	Non-income producing security.

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Consumer Staples ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 98.7%
Consumer Staples — 98.7%
Alibaba Health Information Technology *	421,700	$248,452
Angel Yeast, Cl A	9,534	45,436
Anhui Gujing Distillery, Cl A	2,940	111,729
Anhui Gujing Distillery, Cl B	11,246	175,346
Anhui Kouzi Distillery, Cl A	6,525	44,596
Anhui Yingjia Distillery, Cl A	6,520	68,112
Anjoy Foods Group, Cl A	2,800	49,276
Beijing Dabeinong Technology Group, Cl A	50,900	48,459
Beijing Yanjing Brewery, Cl A	30,500	43,245
By-health, Cl A	17,435	43,504
China Feihe	373,400	231,925
China Mengniu Dairy	272,950	891,275
China Resources Beer Holdings	141,485	748,598
Chongqing Brewery, Cl A	4,672	49,952
Chongqing Fuling Zhacai Group, Cl A	16,310	34,321
DaShenLin Pharmaceutical Group, Cl A	13,042	42,277
Eastroc Beverage Group, Cl A	600	15,695
Foshan Haitian Flavouring & Food, Cl A	28,934	148,373
Fujian Sunner Development, Cl A	16,500	40,452
Guangdong Haid Group, Cl A	12,991	79,694
Hebei Hengshui Laobaigan Liquor, Cl A	4,255	13,793
Hebei Yangyuan Zhihui Beverage, Cl A	4,065	13,781
Heilongjiang Agriculture, Cl A	23,000	39,910
Henan Shuanghui Investment & Development, Cl A	26,740	95,458
Hengan International Group	63,905	213,980
Inner Mongolia Yili Industrial Group, Cl A	41,409	154,648
JD Health International *	93,635	425,418
Jiangsu King’s Luck Brewery JSC, Cl A	10,200	81,272
Jiangsu Yanghe Brewery Joint-Stock, Cl A	9,608	159,783
JiuGui Liquor, Cl A	3,275	34,115

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A *	9,480	$43,384
Juewei Food, Cl A	7,900	37,983
Kweichow Moutai, Cl A	3,543	812,916
Luzhou Laojiao, Cl A	8,865	259,126
Meihua Holdings Group, Cl A	37,300	48,263
Muyuan Foods, Cl A	34,514	177,505
New Hope Liuhe, Cl A *	40,750	56,390
Nongfu Spring, Cl H	158,720	903,685
Ping An Healthcare and Technology *	33,600	78,583
Shanghai Bairun Investment Holding Group, Cl A	10,764	38,602
Shanxi Xinghuacun Fen Wine Factory, Cl A	7,483	251,946
Shede Spirits, Cl A	780	12,229
Sichuan Swellfun, Cl A	5,468	45,542
Smoore International Holdings	190,100	146,500
Tingyi Cayman Islands Holding	196,500	260,674
Tsingtao Brewery, Cl A	1,180	13,431
Tsingtao Brewery, Cl H	54,285	411,408
Uni-President China Holdings	148,500	101,156
Want Want China Holdings	468,000	290,683
Wens Foodstuffs Group, Cl A	46,444	118,924
Wuliangye Yibin, Cl A	19,598	416,408
Yifeng Pharmacy Chain, Cl A	10,802	48,198
Yihai International Holding	57,540	104,423
Yihai Kerry Arawana Holdings, Cl A	12,530	59,731
Yonghui Superstores, Cl A *	32,200	13,508
Yuan Longping High-tech Agriculture, Cl A*	19,900	44,668
Yunnan Botanee Bio-Technology Group, Cl A	3,215	34,567
TOTAL CHINA		9,223,308

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 1.2%
Consumer Staples — 1.2%
Vinda International Holdings	43,400	$107,271

TOTAL COMMON STOCK (Cost $11,336,992)		9,330,579
TOTAL INVESTMENTS — 99.9% (Cost $11,336,992)		$9,330,579

Percentages are based on Net Assets of $9,342,144.

*	Non-income producing security.

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Health Care ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 92.6%
Health Care — 92.6%
3SBio	155,800	$138,584
Aier Eye Hospital Group, Cl A	50,013	124,725
Akeso *	42,000	235,641
Apeloa Pharmaceutical, Cl A	9,500	22,294
Asymchem Laboratories Tianjin, Cl A	2,158	44,368
Autobio Diagnostics, Cl A	4,200	25,428
BeiGene *	50,239	727,459
Beijing Tiantan Biological Products, Cl A	10,500	41,259
Beijing Tongrentang, Cl A	8,200	57,350
Beijing Wantai Biological Pharmacy Enterprise, Cl A	5,086	30,383
Betta Pharmaceuticals, Cl A	3,420	28,363
BGI Genomics, Cl A	3,133	20,999
Bloomage Biotechnology, Cl A	2,952	30,742
Changchun High & New Technology Industry Group, Cl A	2,365	50,128
China Medical System Holdings	119,100	190,265
China Meheco, Cl A	12,100	19,678
China National Medicines, Cl A	5,600	21,951
China Resources Pharmaceutical Group	141,100	87,640
China Resources Sanjiu Medical & Pharmaceutical, Cl A	6,000	35,254
China Traditional Chinese Medicine Holdings	271,700	133,687
Chongqing Taiji Industry Group, Cl A *	4,100	23,236
Chongqing Zhifei Biological Products, Cl A	13,549	115,614
CSPC Pharmaceutical Group	721,608	629,883
Dong-E-E-Jiao, Cl E	5,800	36,655
Genscript Biotech *	100,071	290,317
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	10,859	44,089
Guangzhou Kingmed Diagnostics Group, Cl A	3,140	26,473
Hangzhou Tigermed Consulting, Cl A	3,216	29,216

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hansoh Pharmaceutical Group	106,100	$199,871
Huadong Medicine, Cl A	11,711	68,556
Hualan Biological Engineering, Cl A	12,070	38,584
Hubei Jumpcan Pharmaceutical, Cl A	6,800	25,090
Humanwell Healthcare Group, Cl A	11,100	35,362
Hygeia Healthcare Holdings	29,800	179,952
Imeik Technology Development, Cl A	1,251	56,169
Innovent Biologics *	93,900	552,628
iRay Technology, Cl A	806	24,530
Jiangsu Hengrui Pharmaceuticals, Cl A	33,072	215,944
Jiangsu Nhwa Pharmaceutical, Cl A	7,500	26,845
Jiangsu Yuyue Medical Equipment & Supply, Cl A	6,600	30,249
Joincare Pharmaceutical Group Industry, Cl A	14,800	23,907
Jointown Pharmaceutical Group, Cl A	36,124	35,031
Lepu Medical Technology Beijing, Cl A	11,901	27,945
Livzon Pharmaceutical Group, Cl A	4,900	23,365
Meinian Onehealth Healthcare Holdings, Cl A *	38,820	32,623
Microport Scientific *	71,000	111,610
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	12,636	21,771
Ovctek China, Cl A	6,424	22,075
Pharmaron Beijing, Cl A	9,400	42,570
Shandong Buchang Pharmaceuticals, Cl A	11,587	27,381
Shandong Weigao Group Medical Polymer, Cl H	209,900	194,486
Shanghai Fosun Pharmaceutical Group, Cl A	13,874	53,742
Shanghai Fosun Pharmaceutical Group, Cl H	46,600	107,439
Shanghai Junshi Biosciences, Cl A *	5,293	33,076
Shanghai Pharmaceuticals Holding, Cl A	17,300	42,484
Shanghai Pharmaceuticals Holding, Cl H	67,600	98,317
Shanghai RAAS Blood Products, Cl A	44,800	42,591
Shenzhen Kangtai Biological Products, Cl A	7,648	31,594
Shenzhen Mindray Bio-Medical Electronics, Cl A	6,217	242,192
Shenzhen New Industries Biomedical Engineering, Cl A	5,200	48,310
Shenzhen Salubris Pharmaceuticals, Cl A	9,200	40,787

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shijiazhuang Yiling Pharmaceutical, Cl A	11,427	$34,583
Sichuan Kelun Pharmaceutical, Cl A	11,400	42,637
Sinopharm Group, Cl H	112,300	268,386
Topchoice Medical, Cl A *	2,155	26,284
Walvax Biotechnology, Cl A	10,100	32,025
WuXi AppTec, Cl A	14,124	166,420
WuXi AppTec, Cl H	30,256	363,477
Wuxi Biologics Cayman *	146,080	907,329
Yunnan Baiyao Group, Cl A	11,114	76,974
Zai Lab *	77,940	197,624
Zhangzhou Pientzehuang Pharmaceutical, Cl A	3,316	113,002
Zhejiang Huahai Pharmaceutical, Cl A	10,410	22,927
Zhejiang Jiuzhou Pharmaceutical, Cl A	6,700	27,130
Zhejiang NHU, Cl A	20,168	44,445

TOTAL CHINA		8,342,000
HONG KONG — 3.7%
Health Care — 3.7%
Sino Biopharmaceutical	860,800	334,437

UNITED STATES — 3.6%
Health Care — 3.6%
Legend Biotech ADR *	4,872	321,893

TOTAL COMMON STOCK (Cost $12,569,186)		8,998,330
TOTAL INVESTMENTS — 99.9% (Cost $12,569,186)		$8,998,330

Percentages are based on Net Assets of $9,008,990.

*	Non-income producing security.

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Information Technology ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.1%
CHINA — 98.9%
Information Technology — 98.9%
360 Security Technology, Cl A *	44,059	$53,888
3peak, Cl A	661	14,504
AAC Technologies Holdings	102,400	184,264
Accelink Technologies, Cl A	4,000	14,634
Advanced Micro-Fabrication Equipment China, Cl A	3,583	83,523
Amlogic Shanghai, Cl A	1,565	12,826
Anker Innovations Technology, Cl A	1,500	19,115
ASR Microelectronics, Cl A *	1,677	14,899
Avary Holding Shenzhen, Cl A	10,700	31,217
Beijing E-Hualu Information Technology, Cl A *	4,100	16,194
Beijing Kingsoft Office Software, Cl A	2,727	106,635
Beijing Shiji Information Technology, Cl A *	38,799	55,593
BOE Technology Group, Cl A	337,600	180,248
BYD Electronic International	92,400	384,970
Cambricon Technologies, Cl A *	1,833	26,771
CETC Cyberspace Security Technology, Cl A	4,400	13,208
Chaozhou Three-Circle Group, Cl A	23,189	97,468
China Greatwall Technology Group, Cl A	28,000	41,874
China National Software & Service, Cl A	3,890	18,200
China Railway Signal & Communication, Cl A	29,794	19,073
China Resources Microelectronics, Cl A	6,115	44,267
China Zhenhua Group Science & Technology, Cl A	2,870	26,155
Chinasoft International	320,800	232,464
Daqo New Energy ADR *	7,293	185,680
DHC Software, Cl A	58,900	50,540
Eoptolink Technology, Cl A	2,300	9,830
Everdisplay Optronics Shanghai, Cl A *	42,516	15,172

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Flat Glass Group, Cl A	8,700	$30,572
Flat Glass Group, Cl H (A)	46,700	83,676
Foxconn Industrial Internet, Cl A	60,450	121,196
GalaxyCore, Cl A	7,404	18,565
GCL Technology Holdings	2,230,500	327,822
GDS Holdings, Cl A *	102,580	126,904
GigaDevice Semiconductor, Cl A	6,143	89,526
GoerTek, Cl A	38,700	95,036
GRG Banking Equipment, Cl A	20,000	31,762
Guangzhou Haige Communications Group, Cl A	43,700	68,984
Guangzhou Shiyuan Electronic Technology, Cl A	5,900	33,743
Hangzhou Chang Chuan Technology, Cl A	3,200	17,791
Hangzhou First Applied Material, Cl A	13,008	45,303
Hangzhou Lion Electronics, Cl A	3,300	14,446
Hangzhou Silan Microelectronics, Cl A	10,800	35,686
Hengdian Group DMEGC Magnetics, Cl A	6,300	12,485
Hengtong Optic-electric, Cl A	11,000	19,747
Hoyuan Green Energy, Cl A	2,600	13,219
Hua Hong Semiconductor *	78,900	193,605
Huagong Tech, Cl A	4,200	16,103
Hundsun Technologies, Cl A	20,328	86,162
IEIT Systems, Cl A	12,752	51,046
Iflytek, Cl A	21,150	131,243
Ingenic Semiconductor, Cl A	3,370	33,874
Isoftstone Information Technology Group, Cl A	5,000	24,332
JA Solar Technology, Cl A	21,588	65,981
JCET Group, Cl A	14,600	61,247
Jiangsu Pacific Quartz, Cl A	1,600	20,053
Jinko Solar, Cl A	30,460	39,330
Kingboard Holdings	90,400	219,744
Kingdee International Software Group *	322,600	427,956
Lenovo Group	838,600	975,291
Lens Technology, Cl A	61,100	108,684
Lingyi iTech Guangdong, Cl A	57,597	47,618
LONGi Green Energy Technology, Cl A	59,091	194,205
Luxshare Precision Industry, Cl A	58,552	261,337

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Maxscend Microelectronics, Cl A	3,972	$81,528
Montage Technology, Cl A	6,346	47,564
National Silicon Industry, Cl A *	11,289	27,876
NAURA Technology Group, Cl A	4,658	162,414
NavInfo, Cl A *	10,800	14,710
Ninestar, Cl A	15,070	50,411
Piotech, Cl A	609	20,909
Qi An Xin Technology Group, Cl A *	2,139	13,422
Raytron Technology, Cl A	2,819	18,080
Risen Energy, Cl A	5,600	13,554
Rockchip Electronics, Cl A	1,700	15,078
Sanan Optoelectronics, Cl A	24,300	49,248
Sangfor Technologies, Cl A *	3,710	42,395
SG Micro, Cl A	3,991	48,694
Shanghai Aiko Solar Energy, Cl A	7,540	20,128
Shanghai Baosight Software, Cl A	15,314	89,001
Shanghai Baosight Software, Cl B	68,740	141,329
Shanghai BOCHU Electronic Technology, Cl A	567	18,504
Shanghai Fudan Microelectronics Group, Cl A	2,150	14,173
Shengyi Technology, Cl A	20,000	47,916
Shennan Circuits, Cl A	4,282	40,569
Shenzhen Kaifa Technology, Cl A	6,700	15,678
Shenzhen SC New Energy Technology, Cl A	2,930	29,132
Shenzhen SED Industry, Cl A	4,100	10,744
Shenzhen Sunlord Electronics, Cl A	5,300	21,050
Shenzhen Transsion Holdings, Cl A	4,009	73,256
StarPower Semiconductor, Cl A	940	22,016
Sunny Optical Technology Group	82,980	695,159
SUPCON Technology, Cl A	2,938	17,447
Suzhou Dongshan Precision Manufacturing, Cl A	23,000	58,612
Suzhou TFC Optical Communication, Cl A	1,300	12,609
TCL Technology Group, Cl A *	87,300	46,729
TCL Zhonghuan Renewable Energy Technology, Cl A	35,850	90,137
Thunder Software Technology, Cl A	3,970	37,953
Tianjin 712 Communication & Broadcasting, Cl A	6,300	22,833

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tianma Microelectronics, Cl A *	45,600	$60,804
Tianshui Huatian Technology, Cl A	27,700	33,691
TongFu Microelectronics, Cl A	12,500	34,817
Tongwei, Cl A	27,800	103,369
Trina Solar, Cl A	14,350	58,381
Unigroup Guoxin Microelectronics, Cl A *	7,459	76,499
Unisplendour, Cl A *	25,413	67,876
Universal Scientific Industrial Shanghai, Cl A	8,500	16,822
Verisilicon Microelectronics Shanghai, Cl A *	1,901	13,813
Will Semiconductor Shanghai, Cl A	10,725	161,137
Wingtech Technology, Cl A *	11,440	77,549
Wuhan Guide Infrared, Cl A	37,554	40,510
WUS Printed Circuit Kunshan, Cl A	16,020	42,635
Wuxi Autowell Technology, Cl A	740	13,782
Xiamen Faratronic, Cl A	1,110	15,090
Xiaomi, Cl B *	743,000	1,331,296
Xinjiang Daqo New Energy, Cl A	8,219	39,964
Xinyi Solar Holdings	587,500	345,385
Yangzhou Yangjie Electronic Technology, Cl A	3,000	15,511
Yealink Network Technology, Cl A	9,240	41,971
Yonyou Network Technology, Cl A	35,056	78,162
Zhejiang Dahua Technology, Cl A	37,793	105,008
Zhejiang Jingsheng Mechanical & Electrical, Cl A	10,900	64,565
Zhongji Innolight, Cl A	6,700	80,076
ZTE, Cl A	37,031	131,892
ZTE, Cl H	99,700	221,454

TOTAL CHINA		11,500,403
HONG KONG — 1.2%
Information Technology — 1.2%
Kingboard Laminates Holdings (A)	151,000	141,455

TOTAL COMMON STOCK (Cost $19,046,984)		11,641,858

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Information Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.5%
Daiwa Capital Markets America 5.320%, dated 10/31/2023, to be repurchased on 11/01/23, repurchase price $178,686 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $11 - $14,113, 0.125% - 7.000%, 01/15/24 - 11/01/53, with a total market value of $182,233) (Cost $178,660)	$178,660	$178,660
TOTAL INVESTMENTS — 101.6% (Cost $19,225,644)		$11,820,518

Percentages are based on Net Assets of $11,637,898.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of the securities on loan at October 31, 2023 was $62,757.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $178,660. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $—.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,641,858	$—	$—	$11,641,858
Repurchase Agreement	—	178,660	—	178,660
Total Investments in Securities	$11,641,858	$178,660	$—	$11,820,518

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Utilities ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Utilities — 99.8%
Beijing Enterprises Holdings	25,979	$86,490
Beijing Enterprises Water Group	268,100	56,535
CECEP Solar Energy, Cl A	33,100	25,878
CECEP Wind-Power, Cl A	57,700	24,913
CGN Power, Cl H	379,500	91,182
China Gas Holdings	127,590	114,633
China Longyuan Power Group, Cl H	157,529	133,479
China National Nuclear Power, Cl A	70,200	70,945
China Power International Development	257,812	100,165
China Resources Gas Group	33,020	97,694
China Resources Power Holdings	89,359	173,131
China Three Gorges Renewables Group, Cl A	104,800	68,515
China Yangtze Power, Cl A	62,700	192,744
Datang International Power Generation, Cl A	75,400	26,598
ENN Energy Holdings	17,599	134,389
ENN Natural Gas, Cl A	3,100	7,288
GD Power Development, Cl A	88,100	43,678
Guangdong Investment	128,160	87,464
Huadian Power International, Cl A	48,600	32,501
Huaneng Power International, Cl A *	8,800	9,121
Huaneng Power International, Cl H *	154,406	72,224
Kunlun Energy	183,946	153,277
SDIC Power Holdings, Cl A	25,500	42,372
Shanghai Electric Power, Cl A	22,000	26,189
Shenergy, Cl A	23,300	18,692
Shenzhen Energy Group, Cl A	34,080	28,686
Sichuan Chuantou Energy, Cl A	21,400	42,876
Wintime Energy Group, Cl A *	105,400	19,667

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Zhejiang Zheneng Electric Power, Cl A *	44,600	$27,700

TOTAL CHINA		2,009,026
TOTAL COMMON STOCK (Cost $2,485,802)		2,009,026
TOTAL INVESTMENTS — 99.8% (Cost $2,485,802)		$2,009,026

Percentages are based on Net Assets of $2,012,222.

*	Non-income producing security.

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Real Estate ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Real Estate — 99.8%
C&D International Investment Group	133,400	$299,377
China Jinmao Holdings Group	2,368,500	290,591
China Merchants Shekou Industrial Zone Holdings, Cl A	209,100	314,417
China Overseas Land & Investment	320,000	604,453
China Overseas Property Holdings	31,800	27,595
China Resources Land	161,800	605,876
China Resources Mixc Lifestyle Services	7,550	29,430
China Vanke, Cl A	125,400	193,513
China Vanke, Cl H	364,800	341,274
Country Garden Holdings *	3,548,800	317,481
Country Garden Services Holdings	372,100	325,277
Gemdale, Cl A	145,600	102,526
Greenland Holdings Group, Cl A *	378,300	131,389
Greentown China Holdings	367,700	356,676
Hainan Airport Infrastructure, Cl A *	369,700	191,848
Hangzhou Binjiang Real Estate Group, Cl A	100,500	114,708
KE Holdings ADR	46,651	686,236
Longfor Group Holdings	329,000	478,493
Poly Developments and Holdings Group, Cl A	175,753	263,795
Seazen Holdings, Cl A *	72,800	117,994
Shanghai Lingang Holdings, Cl A	77,300	112,970
Shenzhen Overseas Chinese Town, Cl A *	265,000	130,658
Youngor Group, Cl A	149,600	137,537
Yuexiu Property	291,126	302,861

TOTAL CHINA		6,476,975
TOTAL COMMON STOCK (Cost $9,837,347)		6,476,975

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI China Real Estate ETF

	Face Amount	Value
U.S TREASURY OBLIGATION — 8.7%
U.S. Treasury Bill 5.397%, 02/01/24(A)	$575,000	$567,186
TOTAL U.S TREASURY OBLIGATION (Cost $567,260)		567,186
TOTAL INVESTMENTS — 108.5% (Cost $10,404,607)		$7,044,161

Percentages are based on Net Assets of $6,490,986.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,476,975	$—	$—	$6,476,975
U.S Treasury Obligation	—	567,186	—	567,186
Total Investments in Securities	$6,476,975	$567,186	$—	$7,044,161

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in Common Stock
Beginning Balance as of October 31, 2022	$44,907
Transfers out of Level 3	-
Transfers into Level 3	-
Net purchases	-
Net sales	(102,281)
Realized gain/(loss)	(241,198)
Change in unrealized appreciation/(depreciation)	298,572
Ending Balance as of October 31, 2023	$-

For the year ended October 31, 2023, transfers in and out of Level 3 were due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Vietnam ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
VIETNAM — 99.8%
Consumer Discretionary — 2.1%
Binh Thanh Import Export Production And Trade JSC *	12,000	$10,868
Century Synthetic Fiber *	13,000	13,176
City Auto *	14,784	17,873
Danang Rubber JSC	19,700	16,839
FPT DIGITAL RETAIL JSC	20,380	72,171
Phu Tai	5,500	11,708
Song Hong Garment JSC	12,400	16,908
Thanh Cong Textile Garment Investment Trading JSC	11,413	18,722
TNG Investment & Trading JSC	18,700	13,549
		191,814
Consumer Staples — 16.9%
HAGL JSC *	155,400	50,793
KIDO Group *	48,400	125,100
Masan Group *	189,120	448,022
Saigon Beer Alcohol Beverage	43,000	99,241
Thanh Thanh Cong - Bien Hoa JSC *	102,163	54,060

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Vietnam Dairy Products JSC	247,100	$683,944
Vinh Hoan	30,900	79,239
		1,540,399
Energy — 2.8%
PetroVietnam Drilling & Well Services JSC *	86,552	82,967
PetroVietnam Technical Service	74,400	99,937
Petrovietnam Transportation	50,900	45,477
Vietnam National Petroleum Group	20,400	26,489
		254,870
Financials — 23.6%
Bank for Foreign Trade of Vietnam JSC *	192,459	679,982
Bank for Investment and Development of Vietnam JSC *	73,076	119,575
Saigon - Hanoi Commercial Joint Stock Bank *	373,273	153,457
Saigon - Hanoi Securities JSC *	144,475	75,862
Saigon Thuong Tin Commercial JSB *	97,400	107,044
SSI Securities	352,450	369,414
Vietcap Securities JSC	101,840	135,137
Vietnam Export Import Commercial JSB *	189,744	130,139
Vietnam Joint Stock Commercial Bank for Industry and Trade *	70,600	79,602
VIX Securities JSC *	222,300	109,035
VNDirect Securities *	299,840	198,937
		2,158,184
Health Care — 0.5%
Binh Dinh Pharmaceutical & Medical Equipment JSC	13,400	31,908
Thai Nguyen International Hospital JSC *	17,600	14,256
		46,164
Industrials — 11.7%
Bamboo Capital Group JSC *	90,100	25,709
Becamex Infrastructure Development JSC	42,700	19,988
Dat Phuong Group JSC	10,700	14,591
Deo Ca Trafic Infrastructure Investment JSC *	55,400	28,639
Development Investment Construction JSC *	100,680	82,782

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
FECON *	40,300	$18,536
Gelex Group JSC *	138,500	97,529
Ha Do Group JSC *	52,110	53,452
Hai An Transport & Stevedoring JSC *	17,600	19,987
Ho Chi Minh City Infrastructure Investment JSC	37,700	21,330
Hoang Huy Investment Financial Services JSC	113,616	46,940
Hoang Huy Investment Services JSC *	57,400	12,149
IDICO JSC	55,940	96,772
Lizen JSC	32,400	12,634
PC1 Group JSC *	46,045	44,419
SAM Holdings *	62,600	15,518
SCG Construction JSC *	14,200	37,339
Son Ha International *	26,900	14,891
Sonadezi Chau Duc Shareholding *	7,800	10,112
Tasco JSC *	58,800	39,731
Thaiholdings JSC *	1,760	2,543
Thien Long Group	8,800	18,268
Transport & Industry Development Investment JSC *	43,600	11,145
Viet Phat Import Export Trading Investment JSC	13,900	7,836
Vietjet Aviation JSC *	56,700	228,485
Vietnam Construction and Import-Export JSC *	85,841	66,388
Vietnam Container Shipping JSC *	21,400	20,470
		1,068,183
Information Technology — 0.6%
Digiworld	25,420	43,509
Elcom Technology Telecommunication JSC*	8,300	6,656
		50,165
Materials — 14.9%
Duc Giang Chemicals JSC	63,380	203,807
Hoa Phat Group JSC *	1,005,340	941,195
Hoa Sen Group *	104,031	71,986
Nam Kim Steel JSC *	45,600	32,482
PetroVietNam Ca Mau Fertilizer JSC	47,100	51,764

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Petrovietnam Fertilizer & Chemicals JSC	55,700	$64,389
		1,365,623
Real Estate — 24.3%
CEO Group JSC *	88,300	70,805
Dat Xanh Group JSC *	106,000	71,839
Khang Dien House Trading and Investment JSC *	132,836	154,640
Kinh Bac City Development Holding *	129,700	134,623
Nam Long Investment	32,700	40,330
Novaland Investment Group *	311,791	163,716
Phat Dat Real Estate Development *	114,089	97,290
Van Phu - Invest Investment JSC	29,720	63,874
Vincom Retail JSC *	317,100	286,542
Vingroup JSC *	328,500	541,538
Vinhomes JSC *	375,800	596,569
		2,221,766
Utilities — 2.4%
PetroVietnam Gas JSC	23,720	73,958
PetroVietnam Nhon Trach 2 Power JSC	34,600	31,899
PetroVietnam Power *	203,300	87,717
Thu Dau Mot Water JSC	17,500	29,846
		223,420
TOTAL VIETNAM		9,120,588
TOTAL COMMON STOCK (Cost $11,033,610)		9,120,588

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X MSCI Vietnam ETF

	Number of Rights	Value
RIGHT — 0.0%
Vietnam — 0.0%
Ho Chi Minh City Infrastructure Investment JSC, Expires 11/20/2023 (A)	37,700	$—

TOTAL RIGHT (Cost $—)		—
TOTAL INVESTMENTS — 99.8% (Cost $11,033,610)		$9,120,588

Percentages are based on Net Assets of $9,139,808.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$9,120,588	$—	$—		$9,120,588
Right	—	—	—	^	—	^
Total Investments in Securities	$9,120,588	$—	$—	^	$9,120,588

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class
GDR — Global Depositary Receipt

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

SDR — Swedish Depositary Receipt

Statements of Assets and Liabilities

October 31, 2023

	Global X MSCI Colombia ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF		Global X MSCI China Communication Services ETF
Assets:
Cost of Investments	$39,320,920	$6,257,292	$470,721,465		$7,725,346
Cost of Repurchase Agreement	1,605,763	—	3,101,916		596
Cost/(Proceeds) of Foreign Currency	(20)	56	2		1
Investments, at Value	$29,809,456 *	$4,496,116	$277,518,565	*	$5,730,603
Repurchase Agreement, at Value	1,605,763	—	3,101,916		596
Cash	39,165	6,940	191,217		9,215
Foreign Currency, at Value	—	56	—		—
Dividend, Interest, and Securities Lending Income Receivable	9,563	10,356	4,817		359
Reclaim Receivable	1,238	—	—		—
Total Assets	31,465,185	4,513,468	280,816,515		5,740,773
Liabilities:
Obligation to Return Securities Lending Collateral	1,605,763	—	3,101,916		596
Payable due to Investment Adviser	15,573	2,527	161,250		3,315
Payable for Investment Securities Purchased	—	3,083	—		—
Unrealized Depreciation on Spot Contracts	—	2	—		—
Custodian Fees Payable	1,254	15	1,294		71
Due to Broker	—	—	556		—
Total Liabilities	1,622,590	5,627	3,265,016		3,982
Net Assets	$29,842,595	$4,507,841	$277,551,499		$5,736,791
Net Assets Consist of:
Paid-in Capital	$137,486,591	$12,022,571	$675,630,629		$18,689,919
Total Accumulated Losses	(107,643,996)	(7,514,730)	(398,079,130)		(12,953,128)
Net Assets	$29,842,595	$4,507,841	$277,551,499		$5,736,791
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,489,699	430,000	15,660,000		430,000
Net Asset Value, Offering and Redemption Price Per Share	$20.03	$10.48	$17.72		$13.34
*Includes Market Value of Securities on Loan	$1,549,125	$—	$2,920,720		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X MSCI China Financials ETF	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI Norway ETF
Assets:
Cost of Investments	$32,091,838	$4,758,496	$3,937,804	$74,114,028
Cost of Repurchase Agreement	—	—	—	533,243
Cost/(Proceeds) of Foreign Currency	—	15,483	—	72,407
Investments, at Value	$21,080,255	$5,186,764	$2,844,376	$53,897,725	*
Repurchase Agreement, at Value	—	—	—	533,243
Cash	42,686	4,291	2,992	3,683
Foreign Currency, at Value	—	15,476	—	72,407
Dividend, Interest, and Securities Lending Income Receivable	4,900	7,543	—	7,854
Unrealized Appreciation on Spot Contracts	—	8	—	144
Due from Broker	—	282	—	—
Reclaim Receivable	—	—	—	107,111
Total Assets	21,127,841	5,214,364	2,847,368	54,622,167
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	—	533,243
Payable due to Investment Adviser	11,988	2,897	1,574	23,292
Payable for Investment Securities Purchased	—	17,710	—	—
Custodian Fees Payable	64	133	11	237
Total Liabilities	12,052	20,740	1,585	556,772
Net Assets	$21,115,789	$5,193,624	$2,845,783	$54,065,395
Net Assets Consist of:
Paid-in Capital	$46,212,893	$6,735,123	$7,038,950	$124,643,826
Total Accumulated Losses	(25,097,104)	(1,541,499)	(4,193,167)	(70,578,431)
Net Assets	$21,115,789	$5,193,624	$2,845,783	$54,065,395
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,870,000	340,000	189,971	2,316,111
Net Asset Value, Offering and Redemption Price Per Share	$11.29	$15.28	$14.98	$23.34
*Includes Market Value of Securities on Loan	$—	$—	$—	$544,031

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X FTSE Southeast Asia ETF		Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X MSCI Nigeria ETF
Assets:
Cost of Investments	$40,524,823		$59,405,841	$152,325,917	$4,730,573
Cost of Repurchase Agreement	484,822		794,064	—	—
Cost/(Proceeds) of Foreign Currency	11,207		(656)	(939)	26,659,475
Investments, at Value	$38,229,906	*	$50,757,072 *	$153,661,612	$4,704,519
Repurchase Agreement, at Value	484,822		794,064	—	—
Cash	52,816		80,364	1,478,477	3,227
Foreign Currency, at Value	11,207		—	—	22,898,673
Dividend, Interest, and Securities Lending Income Receivable	5,787		27,666	5,085	42,315
Receivable for Capital Shares Sold	—		—	49,834	—
Reclaim Receivable	—		643	—	—
Due from Broker	5,801		—	1,614	—
Due from Custodian	—		—	500	—
Total Assets	38,790,339		51,659,809	155,197,122	27,648,734
Liabilities:
Obligation to Return Securities Lending Collateral	484,822		794,064	—	—
Payable due to Investment Adviser	22,418		28,407	74,510	977,647
Unrealized Depreciation on Spot Contracts	14		—	—	—
Payable for Investment Securities Purchased	—		—	—	21,170
Due to Custodian	—		—	84,652	—
Custodian Fees Payable	361		243	12,965	36,542
Due to Broker	662		—	1,314,918	—
Total Liabilities	508,277		822,714	1,487,045	1,035,359
Net Assets	$38,282,062		$50,837,095	$153,710,077	$26,613,375
Net Assets Consist of:
Paid-in Capital	$50,879,033		$96,505,274	$389,727,464	$68,226,774
Total Accumulated Losses	(12,596,971)		(45,668,179)	(236,017,387)	(41,613,399)
Net Assets	$38,282,062		$50,837,095	$153,710,077	$26,613,375
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,720,000		1,324,975	4,545,644	2,962,135
Net Asset Value, Offering and Redemption Price Per Share	$14.07		$38.37	$33.81	$8.98
*Includes Market Value of Securities on Loan	$453,038		$761,753	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Portugal ETF	Global X DAX Germany ETF	Global X MSCI Pakistan ETF
Assets:
Cost of Investments	$22,347,189	$9,377,764	$49,215,335	$31,861,568
Cost of Repurchase Agreement	—	111,225	—	—
Cost/(Proceeds) of Foreign Currency	5,956	(20)	17	237
Investments, at Value	$21,298,077	$8,106,829 *	$46,978,863	$28,468,320
Repurchase Agreement, at Value	—	111,225	—	—
Cash	47,693	57,827	—	—
Foreign Currency, at Value	7,845	—	17	—
Dividend, Interest, and Securities Lending Income Receivable	7,839	1,079	—	600,477
Reclaim Receivable	3,798	215,414	346,107	—
Receivable for Variation Margin on Futures Contracts	—	1,966	—	—
Total Assets	21,365,252	8,494,340	47,324,987	29,068,797
Liabilities:
Obligation to Return Securities Lending Collateral	—	111,225	—	—
Payable due to Investment Adviser	9,034	3,774	8,166	15,644
Unrealized Depreciation on Spot Contracts	4	—	—	—
Payable for Foreign Taxes	—	—	—	176,335
Cash Overdraft	—	—	7,686	296,273
Custodian Fees Payable	12,587	1,157	64	9,349
Due to Broker	—	319	—	—
Total Liabilities	21,625	116,475	15,916	497,601
Net Assets	$21,343,627	$8,377,865	$47,309,071	$28,571,196
Net Assets Consist of:
Paid-in Capital	$48,237,605	$29,685,154	$53,834,260	$77,813,297
Total Accumulated Losses	(26,893,978)	(21,307,289)	(6,525,189)	(49,242,101)
Net Assets	$21,343,627	$8,377,865	$47,309,071	$28,571,196
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,240,000	860,000	1,800,000	1,922,293
Net Asset Value, Offering and Redemption Price Per Share	$17.21	$9.74	$26.28	$14.86
*Includes Market Value of Securities on Loan	$—	$240,042	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Information Technology ETF
Assets:
Cost of Investments	$11,336,992	$12,569,186	$19,046,984
Cost of Repurchase Agreement	—	—	178,660
Cost/(Proceeds) of Foreign Currency	38	110	—
Investments, at Value	$9,330,579	$8,998,330	$11,641,858	*
Repurchase Agreement, at Value	—	—	178,660
Cash	31,676	12,131	2,623
Foreign Currency, at Value	39	110	—
Dividend, Interest, and Securities Lending Income Receivable	491	1,931	—
Due from Broker	—	2,292	—
Total Assets	9,362,785	9,014,794	11,823,141
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	178,660
Payable for Investment Securities Purchased	12,192	—	—
Payable due to Investment Adviser	5,163	4,726	6,468
Custodian Fees Payable	477	2	115
Due to Broker	2,809	1,076	—
Total Liabilities	20,641	5,804	185,243
Net Assets	$9,342,144	$9,008,990	$11,637,898
Net Assets Consist of:
Paid-in Capital	$14,790,348	$17,246,702	$25,955,924
Total Accumulated Losses	(5,448,204)	(8,237,712)	(14,318,026)
Net Assets	$9,342,144	$9,008,990	$11,637,898
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	520,002	620,002	810,002
Net Asset Value, Offering and Redemption Price Per Share	$17.97	$14.53	$14.37
*Includes Market Value of Securities on Loan	$—	$—	$62,757

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI Vietnam ETF
Assets:
Cost of Investments	$2,485,802	$10,404,607	$11,033,610
Cost/(Proceeds) of Foreign Currency	—	4,110	—
Investments, at Value	$2,009,026	$7,044,161	$9,120,588
Cash	6,555	5,122	18,205
Foreign Currency, at Value	—	4,110	—
Dividend, Interest, and Securities Lending Income Receivable	3,704	8,632	6,148
Unrealized Appreciation on Spot Contracts	—	2	—
Total Assets	2,019,285	7,062,027	9,144,941
Liabilities:
Payable for Investment Securities Purchased	5,902	567,260	—
Payable due to Investment Adviser	1,113	3,712	4,347
Unrealized Depreciation on Spot Contracts	3	—	—
Custodian Fees Payable	45	69	786
Total Liabilities	7,063	571,041	5,133
Net Assets	$2,012,222	$6,490,986	$9,139,808
Net Assets Consist of:
Paid-in Capital	$2,704,024	$14,925,943	$13,777,483
Total Accumulated Losses	(691,802)	(8,434,957)	(4,637,675)
Net Assets	$2,012,222	$6,490,986	$9,139,808
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	160,002	449,879	640,000
Net Asset Value, Offering and Redemption Price Per Share	$12.58	$14.43	$14.28

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X MSCI Colombia ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Communication Services ETF
Investment Income:
Dividend Income	$2,416,376	$273,211	$3,440,634	$150,674
Interest Income	3,133	611	23,230	499
Security Lending Income	6,680	—	125,507	797
Less: Foreign Taxes Withheld	(390,707)	(16,752)	(144,177)	(6,789)
Total Investment Income	2,035,482	257,070	3,445,194	145,181
Expenses:
Supervision and Administration Fees(1)	164,157	36,900	2,055,566	47,059
Custodian Fees(2)	5,041	330	2,775	586
Total Expenses	169,198	37,230	2,058,341	47,645
Net Investment Income	1,866,284	219,840	1,386,853	97,536
Net Realized Gain (Loss) on:
Investments(3)	(4,240,765)	(521,651)	(58,885,092)	(1,314,040)
Foreign Currency Transactions	(14,170)	184	(2,069)	(1,299)
Net Realized Gain (Loss)	(4,254,935)	(521,467)	(58,887,161)	(1,315,339)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,132,371	324,398	90,662,484	3,196,161
Foreign Currency Translations	3,723	(3)	8	(1)
Net Change in Unrealized Appreciation (Depreciation)	4,136,094	324,395	90,662,492	3,196,160
Net Realized and Unrealized Gain (Loss)	(118,841)	(197,072)	31,775,331	1,880,821
Net Increase in Net Assets Resulting from Operations	$1,747,443	$22,768	$33,162,184	$1,978,357

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X MSCI China Financials ETF	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI Norway ETF
Investment Income:
Dividend Income	$1,324,923	$535,614	$85,479	$4,583,268
Interest Income	2,987	3,074	386	5,952
Security Lending Income	48	—	—	6,210
Less: Foreign Taxes Withheld	(128,782)	(51,420)	(7,156)	(965,017)
Total Investment Income	1,199,176	487,268	78,709	3,630,413
Expenses:
Supervision and Administration Fees(1)	163,853	54,566	22,359	357,642
Custodian Fees(2)	4,164	1,404	151	4,408
Total Expenses	168,017	55,970	22,510	362,050
Net Investment Income	1,031,159	431,298	56,199	3,268,363
Net Realized Gain (Loss) on:
Investments(3)	(4,069,178)	(435,188)	(202,309)	(6,800,809)
Foreign Currency Transactions	(1,341)	(1,040)	(109)	(39,766)
Net Realized Gain (Loss)	(4,070,519)	(436,228)	(202,418)	(6,840,575)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,277,038	1,202,147	372,890	5,547,437
Foreign Currency Translations	19	8	—	13,313
Net Change in Unrealized Appreciation (Depreciation)	10,277,057	1,202,155	372,890	5,560,750
Net Realized and Unrealized Gain (Loss)	6,206,538	765,927	170,472	(1,279,825)
Net Increase in Net Assets Resulting from Operations	$7,237,697	$1,197,225	$226,671	$1,988,538

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X FTSE Southeast Asia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X MSCI Nigeria ETF
Investment Income:
Dividend Income	$2,077,903	$1,553,764	$4,891,918	$2,671,948
Interest Income	2,761	2,356	84,838	64,856
Security Lending Income	2,316	44,720	4,997	—
Less: Foreign Taxes Withheld	(133,856)	(94,565)	(202,755)	(245,589)
Total Investment Income	1,949,124	1,506,275	4,778,998	2,491,215
Expenses:
Supervision and Administration Fees(1)	293,642	302,439	878,554	255,912
Custodian Fees(2)	602	908	31,503	46,619
Total Expenses	294,244	303,347	910,057	302,531
Net Investment Income	1,654,880	1,202,928	3,868,941	2,188,684
Net Realized Gain (Loss) on:
Investments(3)	(81,748)	(2,573,287)	18,113,704	(8,508,645)
Foreign Currency Transactions	(1,634)	6,623	34,176	(2,964,571)
Net Realized Gain (Loss)	(83,382)	(2,566,664)	18,147,880	(11,473,216)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(266,723)	6,229,210	25,963,532	5,717,279
Foreign Currency Translations	28	795	(1,056)	(3,659,046)
Net Change in Unrealized Appreciation (Depreciation)	(266,695)	6,230,005	25,962,476	2,058,233
Net Realized and Unrealized Gain (Loss)	(350,077)	3,663,341	44,110,356	(9,414,983)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,304,803	$4,866,269	$47,979,297	$(7,226,299)

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Portugal ETF	Global X DAX Germany ETF	Global X MSCI Pakistan ETF
Investment Income:
Dividend Income	$915,272	$610,093	$1,994,315	$2,190,759
Interest Income	2,419	1,068	2,704	4,496
Security Lending Income	—	6,792	—	—
Reclaim Income	—	55,479	217,454	—
Less: Foreign Taxes Withheld	(87,661)	(135,085)	(490,180)	(473,177)*
Total Investment Income	830,030	538,347	1,724,293	1,722,078
Expenses:
Supervision and Administration Fees(1)	110,306	62,299	106,017	125,802
Custodian Fees(2)	15,745	3,860	1,731	12,897
Total Expenses	126,051	66,159	107,748	138,699
Net Investment Income	703,979	472,188	1,616,545	1,583,379
Net Realized Gain (Loss) on:
Investments(3)	(781,553)	(214,067)	1,775,144	(6,163,688)
Futures Contracts	—	(2,367)	—	—
Foreign Currency Transactions	(32,110)	(1,520)	(2,919)	(173,853)
Foreign Capital Gains Tax	—	—	—	(47,023)
Net Realized Gain (Loss)	(813,663)	(217,954)	1,772,225	(6,384,564)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(473,396)	1,322,237	4,060,190	6,395,215
Futures Contracts	—	(13,153)	—	—
Foreign Currency Translations	7,643	15,342	4,860	3,398
Net Change in Unrealized Appreciation (Depreciation)	(465,753)	1,324,426	4,065,050	6,398,613
Net Realized and Unrealized Gain (Loss)	(1,279,416)	1,106,472	5,837,275	14,049
Net Increase (Decrease) in Net Assets Resulting from Operations	$(575,437)	$1,578,660	$7,453,820	$1,597,428

*	Includes $176,335 of Pakistan Super Tax expense.
(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Information Technology ETF
Investment Income:
Dividend Income	$702,758	$109,391	$182,225
Interest Income	2,871	458	482
Security Lending Income	—	—	39
Less: Foreign Taxes Withheld	(42,270)	(6,387)	(7,289)
Total Investment Income	663,359	103,462	175,457
Expenses:
Supervision and Administration Fees(1)	197,121	60,114	94,726
Custodian Fees(2)	2,012	202	457
Total Expenses	199,133	60,316	95,183
Net Investment Income	464,226	43,146	80,274
Net Realized Gain (Loss) on:
Investments(3)	(4,872,132)	(1,430,231)	(2,296,780)
Foreign Currency Transactions	(8,082)	(40)	(1,335)
Net Realized Gain (Loss)	(4,880,214)	(1,430,271)	(2,298,115)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,455,141	2,225,209	2,226,041
Foreign Currency Translations	13	—	—
Net Change in Unrealized Appreciation (Depreciation)	1,455,154	2,225,209	2,226,041
Net Realized and Unrealized Gain (Loss)	(3,425,060)	794,938	(72,074)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,960,834)	$838,084	$8,200

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI Vietnam ETF
Investment Income:
Dividend Income	$84,110	$239,824	$93,539
Interest Income	193	1,279	732
Less: Foreign Taxes Withheld	(3,718)	(7,153)	—
Total Investment Income	80,585	233,950	94,271
Expenses:
Supervision and Administration Fees(1)	15,330	42,294	30,762
Custodian Fees(2)	145	1,578	2,861
Total Expenses	15,475	43,872	33,623
Net Investment Income	65,110	190,078	60,648
Net Realized Gain (Loss) on:
Investments(3)	(177,257)	(1,821,055)	(820,904)
Foreign Currency Transactions	(191)	404	(7,805)
Net Realized Gain (Loss)	(177,448)	(1,820,651)	(828,709)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	428,761	1,317,671	(484,575)
Foreign Currency Translations	7	(1)	(51)
Net Change in Unrealized Appreciation (Depreciation)	428,768	1,317,670	(484,626)
Net Realized and Unrealized Gain (Loss)	251,320	(502,981)	(1,313,335)
Net Increase (Decrease) in Net Assets Resulting from Operations	$316,430	$(312,903)	$(1,252,687)

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X MSCI China Industrials ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$1,866,284	$2,650,707	$219,840	$144,287
Net Realized Gain (Loss)	(4,254,935)	(3,050,617)	(521,467)	(3,267,632)
Net Change in Unrealized Appreciation (Depreciation)	4,136,094	(9,366,159)	324,395	(2,360,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,747,443	(9,766,069)	22,768	(5,483,721)
Distributions:	(1,665,654)	(2,097,252)	(221,864)	(68,060)
Capital Share Transactions:
Issued	8,903,453	5,767,466	133,608	28,588,729
Redeemed	—	(14,877,594)	(343,894)	(21,277,458)
Increase (Decrease) in Net Assets from Capital Share Transactions	8,903,453	(9,110,128)	(210,286)	7,311,271
Total Increase (Decrease) in Net Assets	8,985,242	(20,973,449)	(409,382)	1,759,490
Net Assets:
Beginning of Year	20,857,353	41,830,802	4,917,223	3,157,733
End of Year	$29,842,595	$20,857,353	$4,507,841	$4,917,223
Share Transactions:
Issued	430,000	200,000	10,000	1,720,000
Redeemed	—	(500,000)	(30,000)	(1,460,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	430,000	(300,000)	(20,000)	260,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Consumer Discretionary ETF		Global X MSCI China Communication Services ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$1,386,853	$932,540	$97,536	$105,427
Net Realized Gain (Loss)	(58,887,161)	(67,214,262)	(1,315,339)	(1,971,753)
Net Change in Unrealized Appreciation (Depreciation)	90,662,492	(207,659,135)	3,196,160	(3,936,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,162,184	(273,940,857)	1,978,357	(5,803,273)
Distributions:	(755,937)	(925,757)	(69,252)	(91,893)
Capital Share Transactions:
Issued	71,872,260	73,113,390	—	—
Redeemed	(40,942,559)	(233,534,253)	(1,094,230)	(1,520,074)
Increase (Decrease) in Net Assets from Capital Share Transactions	30,929,701	(160,420,863)	(1,094,230)	(1,520,074)
Total Increase (Decrease) in Net Assets	63,335,948	(435,287,477)	814,875	(7,415,240)
Net Assets:
Beginning of Year	214,215,551	649,503,028	4,921,916	12,337,156
End of Year	$277,551,499	$214,215,551	$5,736,791	$4,921,916
Share Transactions:
Issued	3,150,000	3,150,000	—	—
Redeemed	(2,210,000)	(10,120,000)	(80,000)	(90,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	940,000	(6,970,000)	(80,000)	(90,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Financials ETF		Global X MSCI China Energy ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$1,031,159	$1,749,055	$431,298	$320,352
Net Realized Gain (Loss)	(4,070,519)	(12,951,563)	(436,228)	1,381,183
Net Change in Unrealized Appreciation (Depreciation)	10,277,057	(11,700,407)	1,202,155	(1,326,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,237,697	(22,902,915)	1,197,225	375,156
Distributions:	(1,681,826)	(1,762,014)	(481,920)	(152,497)
Capital Share Transactions:
Issued	—	78,469,847	2,472,762	16,176,723
Redeemed	(12,007,265)	(74,994,024)	(7,134,010)	(11,911,829)
Increase (Decrease) in Net Assets from Capital Share Transactions	(12,007,265)	3,475,823	(4,661,248)	4,264,894
Total Increase (Decrease) in Net Assets	(6,451,394)	(21,189,106)	(3,945,943)	4,487,553
Net Assets:
Beginning of Year	27,567,183	48,756,289	9,139,567	4,652,014
End of Year	$21,115,789	$27,567,183	$5,193,624	$9,139,567
Share Transactions:
Issued	—	5,340,000	160,000	1,200,000
Redeemed	(950,000)	(5,900,000)	(490,000)	(920,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(950,000)	(560,000)	(330,000)	280,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Materials ETF		Global X MSCI Norway ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$56,199	$97,625	$3,268,363	$3,760,508
Net Realized Gain (Loss)	(202,418)	(214,980)	(6,840,575)	(1,940,807)
Net Change in Unrealized Appreciation (Depreciation)	372,890	(2,138,172)	5,560,750	(29,673,725)
Net Increase (Decrease) in Net Assets Resulting from Operations	226,671	(2,255,527)	1,988,538	(27,854,024)
Distributions:	(78,358)	(95,929)	(3,828,407)	(2,606,650)
Capital Share Transactions:
Issued	958,596	7,850,722	756,376	57,122,800
Redeemed	(1,180,842)	(9,137,160)	(43,956,324)	(31,492,167)
Increase (Decrease) in Net Assets from Capital Share Transactions	(222,246)	(1,286,438)	(43,199,948)	25,630,633
Total Decrease in Net Assets	(73,933)	(3,637,894)	(45,039,817)	(4,830,041)
Net Assets:
Beginning of Year	2,919,716	6,557,610	99,105,212	103,935,253
End of Year	$2,845,783	$2,919,716	$54,065,395	$99,105,212
Share Transactions:
Issued	50,000	320,000	30,000	1,900,000
Redeemed	(60,000)	(380,000)	(1,770,000)	(1,090,860)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(10,000)	(60,000)	(1,740,000)	809,140

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FTSE Southeast Asia ETF		Global X MSCI Argentina ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$1,654,880	$1,018,307	$1,202,928	$749,636
Net Realized Gain (Loss)	(83,382)	(936,957)	(2,566,664)	(5,435,533)
Net Change in Unrealized Appreciation (Depreciation)	(266,695)	(2,036,439)	6,230,005	2,074,465
Net Increase (Decrease) in Net Assets Resulting from Operations	1,304,803	(1,955,089)	4,866,269	(2,611,432)
Distributions:	(1,371,417)	(1,542,635)	(814,280)	(647,649)
Capital Share Transactions:
Issued	8,626,188	10,665,350	38,249,855	2,904,673
Redeemed	(8,138,266)	(5,083,072)	(18,395,061)	(7,525,318)
Increase (Decrease) in Net Assets from Capital Share Transactions	487,922	5,582,278	19,854,794	(4,620,645)
Total Increase (Decrease) in Net Assets	421,308	2,084,554	23,906,783	(7,879,726)
Net Assets:
Beginning of Year	37,860,754	35,776,200	26,930,312	34,810,038
End of Year	$38,282,062	$37,860,754	$50,837,095	$26,930,312
Share Transactions:
Issued	570,000	700,000	910,000	80,000
Redeemed	(550,000)	(370,000)	(450,000)	(270,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	20,000	330,000	460,000	(190,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Greece ETF		Global X MSCI Nigeria ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$3,868,941	$3,413,437	$2,188,684	$2,606,831
Net Realized Gain (Loss)	18,147,880	4,346,778	(11,473,216)	(861,809)
Net Change in Unrealized Appreciation (Depreciation)	25,962,476	(24,621,733)	2,058,233	(7,928,237)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,979,297	(16,861,518)	(7,226,299)	(6,183,215)
Distributions:	(4,127,806)	(2,877,578)	(1,740,480)	(2,165,774)
Return of Capital	—	—	(2,662,843)	—
Capital Share Transactions:
Issued	49,664,378	11,142,137	—	—
Redeemed	(46,884,011)	(36,152,985)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	2,780,367	(25,010,848)	—	—
Total Increase (Decrease) in Net Assets	46,631,858	(44,749,944)	(11,629,622)	(8,348,989)
Net Assets:
Beginning of Year	107,078,219	151,828,163	38,242,997	46,591,986
End of Year	$153,710,077	$107,078,219	$26,613,375	$38,242,997
Share Transactions:
Issued	1,510,000	400,000	—	—
Redeemed	(1,400,000)	(1,390,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	110,000	(990,000)	—	—

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Next Emerging & Frontier ETF		Global X MSCI Portugal ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$703,979	$513,545	$472,188	$261,887
Net Realized Gain (Loss)	(813,663)	(412,927)	(217,954)	(3,342,561)
Net Change in Unrealized Appreciation (Depreciation)	(465,753)	(2,635,852)	1,324,426	113,296
Net Increase (Decrease) in Net Assets Resulting from Operations	(575,437)	(2,535,234)	1,578,660	(2,967,378)
Distributions:	(590,441)	(507,163)	(448,045)	(300,309)
Capital Share Transactions:
Issued	2,990,571	933,599	7,431,268	12,259,897
Redeemed	—	—	(15,329,832)	(4,851,384)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,990,571	933,599	(7,898,564)	7,408,513
Total Increase (Decrease) in Net Assets	1,824,693	(2,108,798)	(6,767,949)	4,140,826
Net Assets:
Beginning of Year	19,518,934	21,627,732	15,145,814	11,004,988
End of Year	$21,343,627	$19,518,934	$8,377,865	$15,145,814
Share Transactions:
Issued	160,000	50,000	690,000	1,190,000
Redeemed	—	—	(1,450,000)	(510,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	160,000	50,000	(760,000)	680,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X DAX Germany ETF		Global X MSCI Pakistan ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$1,616,545	$1,165,888	$1,583,379	$1,392,809
Net Realized Gain (Loss)	1,772,225	1,211,661	(6,384,564)	(2,644,785)
Net Change in Unrealized Appreciation (Depreciation)	4,065,050	(11,874,219)	6,398,613	(5,849,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,453,820	(9,496,670)	1,597,428	(7,101,465)
Distributions:	(1,474,277)	(1,178,656)	(1,178,075)	(1,339,067)
Capital Share Transactions:
Issued	8,586,516	21,895,926	13,804,443	—
Redeemed	(6,595,856)	(15,914,235)	—	(1,179,537)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,990,660	5,981,691	13,804,443	(1,179,537)
Total Increase (Decrease) in Net Assets	7,970,203	(4,693,635)	14,223,796	(9,620,069)
Net Assets:
Beginning of Year	39,338,868	44,032,503	14,347,400	23,967,469
End of Year	$47,309,071	$39,338,868	$28,571,196	$14,347,400
Share Transactions:
Issued	300,000	960,000	1,050,000	—
Redeemed	(230,000)	(570,000)	—	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	70,000	390,000	1,050,000	(50,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Consumer Staples ETF		Global X MSCI China Health Care ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$464,226	$259,820	$43,146	$43,799
Net Realized Gain (Loss)	(4,880,214)	(644,928)	(1,430,271)	(2,773,705)
Net Change in Unrealized Appreciation (Depreciation)	1,455,154	(5,093,380)	2,225,209	(4,712,816)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,960,834)	(5,478,488)	838,084	(7,442,722)
Distributions:	(434,430)	(707,626)	(51,803)	(16,856)
Capital Share Transactions:
Issued	27,522,760	14,177,959	1,294,482	2,063,554
Redeemed	(23,403,972)	(14,947,194)	(1,147,210)	(3,148,309)
Increase (Decrease) in Net Assets from Capital Share Transactions	4,118,788	(769,235)	147,272	(1,084,755)
Total Increase (Decrease) in Net Assets	723,524	(6,955,349)	933,553	(8,544,333)
Net Assets:
Beginning of Year	8,618,620	15,573,969	8,075,437	16,619,770
End of Year	$9,342,144	$8,618,620	$9,008,990	$8,075,437
Share Transactions:
Issued	1,270,000	630,000	90,000	110,000
Redeemed	(1,250,000)	(660,000)	(70,000)	(180,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	20,000	(30,000)	20,000	(70,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Information Technology ETF		Global X MSCI China Utilities ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$80,274	$112,992	$65,110	$53,604
Net Realized Gain (Loss)	(2,298,115)	(3,909,078)	(177,448)	67,161
Net Change in Unrealized Appreciation (Depreciation)	2,226,041	(11,042,399)	428,768	(1,309,980)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,200	(14,838,485)	316,430	(1,189,215)
Distributions:	(95,933)	(754,839)	(108,922)	(80,857)
Capital Share Transactions:
Issued	—	4,888,873	—	1,868,732
Redeemed	(2,193,980)	(6,189,174)	(563,063)	(183,465)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,193,980)	(1,300,301)	(563,063)	1,685,267
Total Increase (Decrease) in Net Assets	(2,281,713)	(16,893,625)	(355,555)	415,195
Net Assets:
Beginning of Year	13,919,611	30,813,236	2,367,777	1,952,582
End of Year	$11,637,898	$13,919,611	$2,012,222	$2,367,777
Share Transactions:
Issued	—	170,000	—	110,000
Redeemed	(130,000)	(290,000)	(40,000)	(10,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(130,000)	(120,000)	(40,000)	100,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Real Estate ETF‡		Global X MSCI Vietnam ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Period Ended October 31, 2022(1)
Operations:
Net Investment Income	$190,078	$271,006	$60,648	$58,887
Net Realized Gain (Loss)	(1,820,651)	(3,014,362)	(828,709)	(1,955,555)
Net Change in Unrealized Appreciation (Depreciation)	1,317,670	(2,950,506)	(484,626)	(1,428,450)
Net Decrease in Net Assets Resulting from Operations	(312,903)	(5,693,862)	(1,252,687)	(3,325,118)
Distributions:	(330,839)	(205,698)	(43,893)	(15,977)
Capital Share Transactions:
Issued	3,466,171	8,122,602	8,556,822	10,227,557
Redeemed	(550,712)	(2,408,522)	(907,633)	(4,099,263)
Increase in Net Assets from Capital Share Transactions	2,915,459	5,714,080	7,649,189	6,128,294
Total Increase (Decrease) in Net Assets	2,271,717	(185,480)	6,352,609	2,787,199
Net Assets:
Beginning of Year	4,219,269	4,404,749	2,787,199	—
End of Year	$6,490,986	$4,219,269	$9,139,808	$2,787,199
Share Transactions:
Issued	190,000	270,000	510,000	410,000
Redeemed	(30,122)	(103,333)	(60,000)	(220,000)
Net Increase in Shares Outstanding from Share Transactions	159,878	166,667	450,000	190,000

(1) The Fund commenced operations on December 7, 2021.

‡ Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022. (See Note 10 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Colombia ETF
2023	19.68	1.41	0.37 ^	1.78	(1.43)	—	—
2022	30.76	2.26	(11.49)	(9.23)	(1.85)	—	—
2021	23.26	0.64	7.73	8.37	(0.87)	—	—
2020(1)	38.16	1.14	(15.00)	(13.86)	(1.04)	—	—
2019(1)	34.72	1.04	3.96	5.00	(1.56)	—	—
Global X MSCI China Industrials ETF
2023	10.93	0.48	(0.45)	0.03	(0.48)	—	—
2022	16.62	0.19	(5.75)	(5.56)	(0.13)	—	—
2021	13.43	0.21	3.27	3.48	(0.29)	—	—
2020	12.92	0.23	0.49	0.72	(0.21)	—	—
2019	13.59	0.27	(0.49)	(0.22)	(0.45)	—	—
Global X MSCI China Consumer Discretionary ETF
2023	14.55	0.08	3.14	3.22	(0.05)	—	—
2022	29.94	0.06	(15.39)	(15.33)	(0.06)	—	—
2021	29.45	—	0.51 ^	0.51	(0.02)	—	—
2020	17.68	0.04	11.89	11.93	(0.16)	—	—
2019	13.57	0.16	4.35	4.51	(0.40)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020. (See Note 10 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(1.43)	20.03	9.09	29,843	0.63	6.93	36.17
(1.85)	19.68	(31.39)	20,857	0.62	8.01	50.35
(0.87)	30.76	35.98	41,831	0.61	2.21	16.08
(1.04)	23.26	(36.91)	34,181	0.62	3.91	20.85
(1.56)	38.16	15.05	72,282	0.62	2.81	18.05

(0.48)	10.48	(0.37)	4,508	0.66	3.87	18.19
(0.13)	10.93	(33.68)	4,917	0.65	1.25	105.23
(0.29)	16.62	26.08	3,158	0.66	1.28	66.09
(0.21)	13.43	5.57	2,014	0.66	1.71	19.54
(0.45)	12.92	(1.66)	1,938	0.66	1.99	80.17

(0.05)	17.72	22.10	277,551	0.65	0.44	15.93
(0.06)	14.55	(51.28)	214,216	0.65	0.25	22.64
(0.02)	29.94	1.73	649,503	0.65	—	34.56
(0.16)	29.45	67.98	393,118	0.65	0.21	32.56
(0.40)	17.68	34.20	156,486	0.65	1.03	83.41

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Communication Services ETF
2023	9.65	0.20	3.63	3.83	(0.14)	—	—
2022	20.56	0.19	(10.92)	(10.73)	(0.18)	—	—
2021	26.13	0.06	(5.27)	(5.21)	(0.31)	—	(0.05)
2020	22.18	0.16	3.96	4.12	(0.17)	—	—
2019	22.40	0.09	(0.21)	(0.12)	(0.10)	—	—
Global X MSCI China Financials ETF
2023	9.78	0.49	1.74	2.23	(0.72)	—	—
2022	14.42	0.39	(4.62)	(4.23)	(0.41)	—	—
2021	14.25	0.62	0.07 ^	0.69	(0.52)	—	—
2020	15.83	0.41	(1.50)	(1.09)	(0.49)	—	—
2019	15.39	0.67	0.65	1.32	(0.88)	—	—
Global X MSCI China Energy ETF
2023	13.64	0.78	1.75	2.53	(0.89)	—	—
2022	11.93	0.65	1.34	1.99	(0.28)	—	—
2021	7.79	0.48	3.93	4.41	(0.27)	—	—
2020	10.43	0.44	(2.66)	(2.22)	(0.42)	—	—
2019	11.82	0.30	(1.12)	(0.82)	(0.57)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.14)	13.34	39.55	5,737	0.66	1.35	37.40
(0.18)	9.65	(52.56)	4,922	0.65	1.15	30.28
(0.36)	20.56	(20.27)	12,337	0.65	0.22	65.54
(0.17)	26.13	18.61	16,984	0.65	0.67	27.78
(0.10)	22.18	(0.54)	21,071	0.66	0.39	114.67

(0.72)	11.29	22.51	21,116	0.67	4.09	12.17
(0.41)	9.78	(30.18)	27,567	0.66	2.84	37.97
(0.52)	14.42	4.65	48,756	0.65	4.00	21.42
(0.49)	14.25	(7.24)	47,727	0.65	2.72	21.72
(0.88)	15.83	8.95	60,160	0.66	4.11	54.17

(0.89)	15.28	19.22	5,194	0.67	5.14	65.82
(0.28)	13.64	16.86	9,140	0.66	4.73	106.55
(0.27)	11.93	57.88	4,652	0.67	4.74	51.48
(0.42)	7.79	(22.05)	1,558	0.66	5.02	34.18
(0.57)	10.43	(7.04)	1,564	0.66	2.67	109.41

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Materials ETF
2023	14.60	0.28	0.49	0.77	(0.39)	—	—
2022	25.22	0.38	(10.60)	(10.22)	(0.40)	—	—
2021	18.18	0.43	7.12	7.55	(0.51)	—	—
2020	14.50	0.32	3.93	4.25	(0.57)	—	—
2019	15.97	0.52	(0.99)	(0.47)	(1.00)	—	—
Global X MSCI Norway ETF(1)
2023	24.43	1.13	(0.90)	0.23	(1.32)	—	—
2022	32.01	1.05	(7.93)	(6.88)	(0.70)	—	—
2021	20.12	0.42	11.94	12.36	(0.46)	—	(0.01)
2020(2)	24.52	0.42	(4.38)	(3.96)	(0.44)	—	—
2019(2)	29.31	0.88	(3.78)	(2.90)	(1.89)	—	—
Global X FTSE Southeast Asia ETF
2023	14.02	0.55	(0.06)	0.49	(0.44)	—	—
2022	15.10	0.39	(0.86)	(0.47)	(0.61)	—	—
2021	11.66	0.62	3.09	3.71	(0.27)	—	—
2020	15.95	0.37	(4.27)	(3.90)	(0.39)	—	—
2019	15.32	0.44	0.91	1.35	(0.72)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, performance figures for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund (See Note 1 in Notes to Financial Statements).
(2)	Per share data for the Acquired Fund has been restated for periods prior to the reorganization to reflect the conversion ratio of 0.4766 in effect on the reorganization date of October 29, 2021 (See Note 1 in Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.39)	14.98	5.05	2,846	0.65	1.63	30.78
(0.40)	14.60	(41.03)	2,920	0.65	1.74	101.99
(0.51)	25.22	41.80	6,558	0.66	1.70	26.64
(0.57)	18.18	29.88	1,818	0.66	1.95	36.02
(1.00)	14.50	(3.13)	2,175	0.66	3.30	65.67

(1.32)	23.34	0.87	54,065	0.51	4.57	10.01
(0.70)	24.43	(21.72)	99,105	0.50	3.72	15.58
(0.47)	32.01	64.44	103,935	0.50	3.09	9.74
(0.44)	20.12	(16.32)	33,570	0.50	1.92	8.38
(1.89)	24.52	(9.77)	78,323	0.50	3.36	9.63

(0.44)	14.07	3.37	38,282	0.65	3.66	11.40
(0.61)	14.02	(3.13)	37,861	0.65	2.67	13.92
(0.27)	15.10	31.94	35,776	0.65	4.27	13.46
(0.39)	11.66	(24.82)	20,981	0.65	2.77	5.98
(0.72)	15.95	8.94	26,323	0.65	2.76	7.01

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Argentina ETF
2023	31.13	0.96	7.02	7.98	(0.74)	—	—
2022	33.00	0.77	(1.99)	(1.22)	(0.65)	—	—
2021	23.64	0.26	9.21	9.47	(0.11)	—	—
2020	21.83	0.06	1.83	1.89	(0.08)	—	—
2019	25.36	0.29	(3.26)	(2.97)	(0.56)	—	—
Global X MSCI Greece ETF
2023	24.14	0.79	9.79	10.58	(0.91)	—	—
2022	27.98	0.73	(3.94)	(3.21)	(0.63)	—	—
2021	17.68	0.47	10.36	10.83	(0.53)	—	—
2020(1)	29.91	0.66	(12.20)	(11.54)	(0.69)	—	—
2019(1)	23.04	0.63	6.87	7.50	(0.63)	—	—
Global X MSCI Nigeria ETF
2023	12.91	0.74	(3.18)	(2.44)	(0.59)	—	(0.90)
2022	15.73	0.88	(2.97)	(2.09)	(0.73)	—	—
2021	14.25	0.73	1.52	2.25	(0.77)	—	—
2020	12.23	0.80	1.30	2.10	(0.08)	—	—
2019	17.98	0.87	(4.96)	(4.09)	(1.66)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020. (See Note 10 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.74)	38.37	25.68	50,837	0.59	2.35	36.49
(0.65)	31.13	(3.42)	26,930	0.59	2.52	44.70
(0.11)	33.00	40.09	34,810	0.59	0.85	31.35
(0.08)	23.64	8.61	38,421	0.60	0.25	49.17
(0.56)	21.83	(12.08)	59,482	0.60	1.08	28.88

(0.91)	33.81	44.57	153,710	0.57	2.42	29.17
(0.63)	24.14	(11.63)	107,078	0.57	2.83	24.34
(0.53)	27.98	61.52	151,828	0.56	1.76	38.42
(0.69)	17.68	(39.39)	109,016	0.58	2.81	28.48
(0.63)	29.91	33.57	338,840	0.57	2.43	12.67

(1.49)	8.98	(21.01)	26,613	0.80	5.82	7.17
(0.73)	12.91	(13.69)	38,243	0.83	5.95	1.95
(0.77)	15.73	16.11	46,592	0.91	5.02	5.79
(0.08)	14.25	17.25	42,199	0.89	6.81	18.79
(1.66)	12.23	(24.55)	32,561	0.89	5.70	45.62

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Next Emerging & Frontier ETF
2023	18.07	0.58	(0.96)	(0.38)	(0.48)	—	—
2022	21.00	0.49	(2.93)	(2.44)	(0.49)	—	—
2021	16.46	0.46	4.56	5.02	(0.48)	—	—
2020	20.09	0.41	(3.55)	(3.14)	(0.49)	—	—
2019	20.22	0.55	0.31	0.86	(0.99)	—	—
Global X MSCI Portugal ETF
2023	9.35	0.43	0.39	0.82	(0.43)	—	—
2022	11.71	0.24	(2.25)	(2.01)	(0.35)	—	—
2021	8.50	0.36	3.22	3.58	(0.37)	—	—
2020	10.71	0.23	(2.16)	(1.93)	(0.28)	—	—
2019	11.24	0.36	(0.11)	0.25	(0.78)	—	—
Global X DAX Germany ETF(1)
2023	22.74	0.86	3.44	4.30	(0.76)	—	—
2022	32.86	0.95	(10.13)	(9.18)	(0.94)	—	—
2021	25.21	0.62	7.95	8.57	(0.92)	—	—
2020	27.28	0.87	(2.64)	(1.77)	(0.30)	—	—
2019(2)	25.92	0.67	1.82	2.49	(1.11)	—	(0.02)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
+	Effective March 1, 2021, the Fund’s management fees were permanently lowered to 0.20%. Prior to March 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.27%, 0.45% and 0.46% for the years ended October 31, 2021, October 31, 2020 and October 31, 2019, respectively.
(1)	The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(2)	As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund (See Note 1 in Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.48)	17.21	(2.22)	21,344	0.56		3.13	16.65
(0.49)	18.07	(11.75)	19,519	0.55		2.48	20.09
(0.48)	21.00	30.74	21,628	0.63		2.31	28.62
(0.49)	16.46	(15.85)	13,991	0.70		2.36	31.66
(0.99)	20.09	4.29	18,077	0.66		2.66	78.67

(0.43)	9.74	8.61	8,378	0.58		4.17	34.03
(0.35)	9.35	(17.55)	15,146	0.61		2.34	40.76
(0.37)	11.71	42.30	11,005	0.58		3.26	53.05
(0.28)	8.50	(18.37)	13,169	0.58		2.34	25.19
(0.78)	10.71	2.72	22,487	0.58		3.41	20.74

(0.76)	26.28	18.65	47,309	0.20		3.05	16.81
(0.94)	22.74	(28.29)	39,339	0.21		3.52	10.74
(0.92)	32.86	34.06	44,033	0.20	+	1.90	24.22
(0.30)	25.21	(6.53)	23,948	0.20	+	3.30	10.93
(1.13)	27.28	9.98	16,370	0.21	+	2.65	15.36

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Pakistan ETF
2023	16.45	1.16	(1.68)^	(0.52)	(1.07)	—	—
2022	25.99	1.58	(9.63)	(8.05)	(1.49)	—	—
2021	27.38	1.93	(1.77)	0.16	(1.55)	—	—
2020(1)	26.32	0.68	1.17	1.85	(0.79)	—	—
2019(1)	41.04	1.52	(13.88)	(12.36)	(2.36)	—	—
Global X MSCI China Consumer Staples ETF
2023	17.24	0.33	0.65 ^	0.98	(0.25)	—	—
2022	29.38	0.42	(11.23)	(10.81)	(0.30)	(1.03)	—
2021	29.04	0.26	0.34 ^	0.60	(0.21)	(0.05)	—
2020	21.08	0.31	8.41	8.72	(0.25)	(0.51)	—
2019(2)	15.00	0.28	5.93	6.21	(0.13)	—	—
Global X MSCI China Health Care ETF
2023	13.46	0.07	1.09	1.16	(0.09)	—	—
2022	24.81	0.07	(11.40)	(11.33)	(0.02)	—	—
2021	23.68	(0.01)	1.16 ^	1.15	(0.02)	—	—
2020	17.70	0.03	6.06	6.09	(0.04)	(0.07)	—
2019(2)	15.00	0.09	2.64	2.73	(0.03)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020. (See Note 10 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on December 7, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(1.07)	14.86	(2.51)	28,571	0.75		8.56		29.26
(1.49)	16.45	(32.01)	14,347	0.80		7.65		28.59
(1.55)	25.99	0.02	23,967	0.76		6.59		41.83
(0.79)	27.38	6.99	34,555	0.90		2.44		52.38
(2.36)	26.32	(30.73)	41,804	0.88		5.14		19.09

(0.25)	17.97	5.49	9,342	0.66		1.53		60.21
(1.33)	17.24	(38.53)	8,619	0.65		1.72		65.46
(0.26)	29.38	1.97	15,574	0.65		0.82		35.56
(0.76)	29.04	42.48	17,424	0.65		1.21		44.54
(0.13)	21.08	41.48	2,109	0.67	†	1.66	†	29.25

(0.09)	14.53	8.60	9,009	0.65		0.47		18.67
(0.02)	13.46	(45.67)	8,075	0.65		0.37		20.49
(0.02)	24.81	4.84	16,620	0.65		(0.05)		29.41
(0.11)	23.68	34.62	10,656	0.65		0.16		31.60
(0.03)	17.70	18.22	2,655	0.66	†	0.60	†	12.20

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Information Technology ETF
2023	14.81	0.09	(0.42)	(0.33)	(0.11)	—	—
2022	29.07	0.11	(13.73)	(13.62)	(0.09)	(0.55)	—
2021	27.78	0.12	1.46 ^	1.58	(0.12)	(0.17)	—
2020	17.92	0.09	10.03	10.12	(0.10)	(0.16)	—
2019(1)	15.00	0.19	2.81	3.00	(0.08)	—	—
Global X MSCI China Utilities ETF
2023	11.84	0.39	0.97	1.36	(0.40)	(0.22)	—
2022	19.53	0.43	(7.22)	(6.79)	(0.45)	(0.45)	—
2021	13.70	0.69	5.77	6.46	(0.63)	—	—
2020	15.81	0.39	(2.09)	(1.70)	(0.35)	(0.06)	—
2019(1)	15.00	0.33	0.60	0.93	(0.12)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	The Fund commenced operations on December 7, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.11)	14.37	(2.32)	11,638	0.65		0.55		16.38
(0.64)	14.81	(47.82)	13,920	0.65		0.50		32.20
(0.29)	29.07	5.58	30,813	0.65		0.39		52.48
(0.26)	27.78	57.01	20,832	0.65		0.37		29.01
(0.08)	17.92	20.06	1,792	0.66	†	1.29	†	36.75

(0.62)	12.58	10.92	2,012	0.66		2.76		29.28
(0.90)	11.84	(36.59)	2,368	0.66		2.62		38.78
(0.63)	19.53	48.14	1,953	0.67		4.11		44.06
(0.41)	13.70	(10.92)	1,370	0.66		2.78		37.12
(0.12)	15.81	6.24	1,581	0.66	†	2.42	†	28.26

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Real Estate ETF
2023(1)	14.55	0.56	0.42 ^	0.98	(1.10)	—	—
2022(1)	35.70	1.05	(21.23)	(20.18)	(0.97)	—	—
2021(1)	48.54	1.77	(12.27)	(10.50)	(2.34)	—	—
2020(1)	51.69	2.43	(3.51)	(1.08)	(2.07)	—	—
2019(1)(2)	45.00	2.01	5.46	7.47	(0.78)	—	—
Global X MSCI Vietnam ETF
2023	14.67	0.16	(0.40)	(0.24)	(0.15)	—	—
2022(3)	25.64	0.22	(11.12)	(10.90)	(0.07)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022. (See Note 10 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on December 7, 2018.
(3)	The Fund commenced operations on December 7, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(1.10)	14.43	4.55	6,491	0.67		2.92		53.34
(0.97)	14.55	(57.96)	4,219	0.66		3.81		45.91
(2.34)	35.70	(22.77)	4,405	0.66		3.80		38.66
(2.07)	48.54	(2.55)	7,281	0.66		4.73		25.75
(0.78)	51.69	16.56	1,723	0.65	†	4.44	†	14.00

(0.15)	14.28	(1.71)	9,140	0.55		0.99		44.49
(0.07)	14.67	(42.60)	2,787	0.50	†	1.12	†	78.28

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

October 31, 2023

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2023, the Trust had one hundred and thirteen portfolios, one hundred and eight of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI Colombia ETF, Global X MSCI China Industrials ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Financials ETF, Global X MSCI China Energy ETF, Global X MSCI China Materials ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X MSCI Next Emerging & Frontier ETF, Global X MSCI Portugal ETF, Global X DAX Germany ETF, Global X MSCI Pakistan ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF, Global X MSCI China Information Technology ETF, Global X MSCI China Utilities ETF, Global X MSCI China Real Estate ETF and Global X MSCI Vietnam ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X MSCI Next Emerging & Frontier ETF) has elected non-diversified status under the 1940 Act.

On August 4, 2021, the Board of Trustees (the “Board”) of the Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free reorganization (the “Reorganization”) of the Global X MSCI Norway ETF (the “Acquired Fund”) with and into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”). The Agreement provided for: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of the shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Combined Fund, and the Combined Fund was renamed the Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund. See Note 10 in the Notes to Financial Statements.

On December 24, 2018, the shareholders of the Horizons DAX Germany ETF (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets to the Global X DAX Germany ETF (the “Germany Fund”) and the assumption of certain of the liabilities of the Predecessor Fund; (b) the issuance of shares of the Germany Fund to the shareholders

Notes to Financial Statements (Continued)

October 31, 2023

1. ORGANIZATION (continued)

of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 24, 2018. The Germany Fund had no operations prior to the Reorganization. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Germany Fund. The financial statements and financial highlights include the financial information of the Predecessor Fund through December 21, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2023. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by the Bank of New York Mellon (“BNY Mellon”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended October 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FOREIGN CURRENCY CONTRACTS - To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund’s assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars. The net realized gain or loss on forward foreign currency contracts is reflected in the Statements of Operations and the net unrealized gains (losses) are included as a component of the net change in unrealized appreciation (depreciation) on forward foreign currency contracts in the Statements of Operations. As of October 31, 2023, there were no foreign currency exchange contracts and foreign currency futures contracts held by the Funds.

FUTURES CONTRACTS – To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of October 31, 2023, if applicable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

CREATION UNITS —The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Funds’ custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Value at October 31, 2023	Redemption Fee
Global X MSCI Colombia ETF	10,000	$1,500	$200,300	$1,500
Global X MSCI China Industrials ETF	10,000	2,100	104,800	2,100
Global X MSCI China Consumer Discretionary ETF	10,000	1,600	177,200	1,600
Global X MSCI China Communication Services ETF	10,000	400	133,400	400
Global X MSCI China Financials ETF	10,000	2,100	112,900	2,100
Global X MSCI China Energy ETF	10,000	800	152,800	800
Global X MSCI China Materials ETF	10,000	2,000	149,800	2,000
Global X MSCI Norway ETF	10,000	900	233,400	900
Global X FTSE Southeast Asia ETF	10,000	2,100	140,700	2,100
Global X MSCI Argentina ETF	10,000	500	383,700	500
Global X MSCI Greece ETF	10,000	500	338,100	500
Global X MSCI Nigeria ETF	10,000	1,300	89,800	1,300
Global X MSCI Next Emerging & Frontier ETF	10,000	9,500	172,100	9,500
Global X MSCI Portugal ETF	10,000	700	97,400	700
Global X DAX Germany ETF	10,000	500	262,800	500
Global X MSCI Pakistan ETF	10,000	1,900	148,600	1,900
Global X MSCI China Consumer Staples ETF	10,000	1,300	179,700	1,300
Global X MSCI China Health Care ETF	10,000	1,400	145,300	1,400
Global X MSCI China Information Technology ETF	10,000	1,900	143,700	1,900
Global X MSCI China Utilities ETF	10,000	600	125,800	600
Global X MSCI China Real Estate ETF	10,000	600	144,300	600
Global X MSCI Vietnam ETF	10,000	1,000	142,800	1,000

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).

In this manner, the Adviser is ultimately controlled by Mirae. The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and, provides or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

Notes to Financial Statements (Continued)

October 31, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administrative Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X MSCI Colombia ETF	0.61%
Global X MSCI China Industrials ETF	0.65%
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI China Communication Services ETF	0.65%
Global X MSCI China Financials ETF	0.65%
Global X MSCI China Energy ETF	0.65%
Global X MSCI China Materials ETF	0.65%
Global X MSCI Norway ETF	0.50%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Argentina ETF	0.59%
Global X MSCI Greece ETF	0.55%
Global X MSCI Nigeria ETF	0.68%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X MSCI Portugal ETF	0.55%
Global X DAX Germany ETF	0.20%
Global X MSCI Pakistan ETF	0.68%
Global X MSCI China Consumer Staples ETF	0.65%
Global X MSCI China Health Care ETF	0.65%
Global X MSCI China Information Technology ETF	0.65%
Global X MSCI China Utilities ETF	0.65%
Global X MSCI China Real Estate ETF	0.65%
Global X MSCI Vietnam ETF	0.50%

Notes to Financial Statements (Continued)

October 31, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as transfer agent and Custodian of the Global X MSCI Nigeria ETF’s assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund; (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of the Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Fund. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

For all Funds other than the Global X MSCI Nigeria ETF, BNY Mellon serves as custodian and transfer agent to the Trust on behalf of the Funds. As custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to

Notes to Financial Statements (Continued)

October 31, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

The custodian, transfer agent and securities lending agent for Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF and Global X DAX Germany ETF transitioned from BBH to BNY Mellon on or about May 15, 2023. The custodian, transfer agent and securities lending agent for Global X MSCI Greece ETF and Global X MSCI Portugal ETF transitioned from BBH to BNY Mellon on or about June 15, 2023. The custodian, transfer agent and securities lending agent for Global X MSCI Colombia ETF, Global X MSCI China Industrials ETF, Global X MSCI China Financials ETF, Global X MSCI China Energy ETF, Global X MSCI China Materials ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF, Global X MSCI China Information Technology ETF, Global X MSCI China Utilities ETF and Global X MSCI China Real Estate ETF transitioned from BBH to BNY Mellon on or about June 26, 2023. The custodian, transfer agent and securities lending agent for Global X MSCI Pakistan ETF, Global X MSCI Vietnam ETF, Global X MSCI Argentina ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Communication Services ETF and Global X MSCI Next Emerging & Frontier ETF transitioned from BBH to BNY Mellon on or about July 24, 2023.

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Notes to Financial Statements (Continued)

October 31, 2023

4. INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales and Maturities
Global X MSCI Colombia ETF	$17,408,655	$9,629,457
Global X MSCI China Industrials ETF	1,007,067	1,055,523
Global X MSCI China Consumer Discretionary ETF	100,404,553	49,353,983
Global X MSCI China Communication Services ETF	2,630,441	2,970,298
Global X MSCI China Financials ETF	3,002,660	6,283,648
Global X MSCI China Energy ETF	5,477,421	5,966,770
Global X MSCI China Materials ETF	1,325,782	1,039,471
Global X MSCI Norway ETF	7,224,152	7,858,755
Global X FTSE Southeast Asia ETF	5,317,277	5,048,393
Global X MSCI Argentina ETF	21,551,776	18,360,537
Global X MSCI Greece ETF	47,125,374	45,859,035
Global X MSCI Nigeria ETF	1,930,916	33,743,317
Global X MSCI Next Emerging & Frontier ETF	5,349,360	3,693,491
Global X MSCI Portugal ETF	3,771,370	3,879,939
Global X DAX Germany ETF	8,706,995	8,850,613
Global X MSCI Pakistan ETF	19,303,357	5,367,857
Global X MSCI China Consumer Staples ETF	33,686,539	16,938,783
Global X MSCI China Health Care ETF	2,589,421	1,699,148
Global X MSCI China Information Technology ETF	2,350,686	3,384,957
Global X MSCI China Utilities ETF	677,896	906,566
Global X MSCI China Real Estate ETF	6,212,620	3,376,052
Global X MSCI Vietnam ETF	10,349,936	2,710,011

During the year ended October 31, 2023, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)

October 31, 2023

4. INVESTMENT TRANSACTIONS (continued)

For the year ended October 31, 2023, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X MSCI Colombia ETF	$1,294,576	$—	$—
Global X MSCI China Industrials ETF	13,161	179,990	(7,133)
Global X MSCI China Consumer Discretionary ETF	17,120,267	36,307,016	(1,266,861)
Global X MSCI China Communication Services ETF	—	726,326	65,194
Global X MSCI China Financials ETF	—	9,371,479	(2,198,874)
Global X MSCI China Energy ETF	—	4,211,640	453,751
Global X MSCI China Materials ETF	—	531,712	24,327
Global X MSCI Norway ETF	753,594	43,922,187	(3,178,317)
Global X FTSE Southeast Asia ETF	7,337,499	6,831,716	1,200,760
Global X MSCI Argentina ETF	33,388,588	16,367,642	5,128,098
Global X MSCI Greece ETF	48,192,601	46,936,264	18,754,465
Global X MSCI Nigeria ETF	—	—	—
Global X MSCI Next Emerging & Frontier ETF	1,408,662	—	—
Global X MSCI Portugal ETF	7,235,890	15,250,464	621,739
Global X DAX Germany ETF	8,578,344	6,590,982	1,816,052
Global X MSCI Pakistan ETF	—	—	—
Global X MSCI China Consumer Staples ETF	79,179	12,675,941	(1,894,236)
Global X MSCI China Health Care ETF	42,510	798,815	(30,184)
Global X MSCI China Information Technology ETF	—	1,173,452	(245,206)
Global X MSCI China Utilities ETF	—	377,827	50,577
Global X MSCI China Real Estate ETF	309,043	380,445	27,461
Global X MSCI Vietnam ETF	—	—	—

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of October 31, 2023 was as follows:

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X MSCI Portugal ETF

Equity contracts	Unrealized appreciation on Future Contracts	$—	†	Equity contracts	Unrealized depreciation on Future Contracts	$13,153	†
Total Derivatives not accounted for as hedging instruments		$—				$13,153

†	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Notes to Financial Statements (Continued)

October 31, 2023

5. DERIVATIVE TRANSACTIONS (continued)

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2023:

Amount of realized loss on derivatives recognized in income:

Futures
Global X MSCI Portugal ETF
Equity contracts	$(2,367)

Change in unrealized depreciation on derivatives recognized in income:

Futures
Global X MSCI Portugal ETF
Equity contracts	$(13,153)

For the year ended October 31, 2023, the average monthly notional values of the futures contracts held by the Funds were as follows:

	Short Average	Long Average
Global X MSCI Portugal ETF	$–	$208,393

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to redemptions in-kind, sales of passive foreign investment companies, net operating loss, foreign currency gain (loss), and return of capital distributions, have been reclassified to/from the following accounts during the fiscal year ended October 31, 2023:

Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X MSCI China Industrials ETF	$(8,825)	$8,825
Global X MSCI China Consumer Discretionary ETF	(1,566,422)	1,566,422
Global X MSCI China Communication Services ETF	63,601	(63,601)

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X MSCI China Financials ETF	$(2,626,418)	$2,626,418
Global X MSCI China Energy ETF	446,120	(446,120)
Global X MSCI China Materials ETF	4,313	(4,313)
Global X MSCI Norway ETF	(5,219,686)	5,219,686
Global X FTSE Southeast Asia ETF	1,139,393	(1,139,393)
Global X MSCI Argentina ETF	4,099,117	(4,099,117)
Global X MSCI Greece ETF	17,854,644	(17,854,644)
Global X MSCI Nigeria ETF	(775,887)	775,887
Global X MSCI Portugal ETF	526,652	(526,652)
Global X DAX Germany ETF	1,814,892	(1,814,892)
Global X MSCI China Consumer Staples ETF	(1,899,335)	1,899,335
Global X MSCI China Health Care ETF	(45,641)	45,641
Global X MSCI China Information Technology ETF	(257,255)	257,255
Global X MSCI China Utilities ETF	42,121	(42,121)
Global X MSCI China Real Estate ETF	257	(257)

These reclassifications have no impact on net assets or NAV per share.

The tax character of dividends and distributions declared during the periods ended October 31, 2023 and 2022 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Colombia ETF
2023	$1,665,654	$—	$—	$1,665,654
2022	2,097,252	—	—	2,097,252
Global X MSCI China Industrials ETF
2023	$221,864	$—	$—	$221,864
2022	68,060	—	—	68,060
Global X MSCI China Consumer Discretionary ETF
2023	$755,937	$—	$—	$755,937
2022	925,757	—	—	925,757
Global X MSCI China Communication Services ETF
2023	$69,252	$—	$—	$69,252
2022	91,893	—	—	91,893
Global X MSCI China Financials ETF
2023	$1,681,826	$—	$—	$1,681,826
2022	1,762,014	—	—	1,762,014
Global X MSCI China Energy ETF
2023	$481,920	$—	$—	$481,920
2022	152,497	—	—	152,497
Global X MSCI China Materials ETF
2023	$78,358	$—	$—	$78,358
2022	95,929	—	—	95,929

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Norway ETF
2023	$3,828,407	$—	$—	$3,828,407
2022	2,606,650	—	—	2,606,650
Global X FTSE Southeast Asia ETF
2023	$1,371,417	$—	$—	$1,371,417
2022	1,542,635	—	—	1,542,635
Global X MSCI Argentina ETF
2023	$814,280	$—	$—	$814,280
2022	647,649	—	—	647,649
Global X MSCI Greece ETF
2023	$4,127,806	$—	$—	$4,127,806
2022	2,877,578	—	—	2,877,578
Global X MSCI Nigeria ETF
2023	$1,740,480	$—	$2,662,843	$4,403,323
2022	2,165,774	—	—	2,165,774
Global X MSCI Next Emerging & Frontier ETF
2023	$590,441	$—	$—	$590,441
2022	507,163	—	—	507,163
Global X MSCI Portugal ETF
2023	$448,045	$—	$—	$448,045
2022	300,309	—	—	300,309
Global X DAX Germany ETF
2023	$1,474,277	$—	$—	$1,474,277
2022	1,178,656	—	—	1,178,656
Global X MSCI Pakistan ETF
2023	$1,178,075	$—	$—	$1,178,075
2022	1,339,067	—	—	1,339,067
Global X MSCI China Consumer Staples ETF
2023	$434,430	$—	$—	$434,430
2022	203,537	504,089	—	707,626
Global X MSCI China Health Care ETF
2023	$51,803	$—	$—	$51,803
2022	16,856	—	—	16,856
Global X MSCI China Information Technology ETF
2023	$95,933	$—	$—	$95,933
2022	92,279	662,560	—	754,839
Global X MSCI China Utilities ETF
2023	$69,096	$39,826	$—	$108,922
2022	46,157	34,700	—	80,857
Global X MSCI China Real Estate ETF
2023	$330,839	$—	$—	$330,839
2022	205,698	—	—	205,698

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X MSCI Vietnam ETF
2023	$43,893	$—	$—	$43,893
2022	15,977	—	—	15,977

As of October 31, 2023, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X MSCI Colombia ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF
Undistributed Ordinary Income	$1,026,902	$93,540	$5,279,044
Capital Loss Carryforwards	(95,337,670)	(5,513,665)	(187,461,044)
Unrealized Depreciation on Investments and Foreign Currency	(13,333,228)	(2,094,599)	(215,897,123)
Other Temporary Differences	—	(6)	(7)
Total Accumulated Losses	$(107,643,996)	$(7,514,730)	$(398,079,130)

	Global X Funds
	Global X MSCI China Communication Services ETF	Global X MSCI China Financials ETF	Global X MSCI China Energy ETF
Undistributed Ordinary Income	$45,454	$975,083	$340,229
Capital Loss Carryforwards	(10,599,721)	(14,644,757)	(1,902,593)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(2,398,861)	(11,427,429)	20,872
Other Temporary Differences	—	(1)	(7)
Total Accumulated Losses	$(12,953,128)	$(25,097,104)	$(1,541,499)

	Global X Funds
	Global X MSCI China Materials ETF	Global X MSCI Norway ETF	Global X FTSE Southeast Asia ETF
Undistributed Ordinary Income	$17,622	$543,432	$698,647
Capital Loss Carryforwards	(2,965,237)	(49,133,539)	(9,986,929)
Unrealized Depreciation on Investments and Foreign Currency	(1,245,553)	(21,988,315)	(3,308,687)
Other Temporary Differences	1	(9)	(2)
Total Accumulated Losses	$(4,193,167)	$(70,578,431)	$(12,596,971)

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X MSCI Nigeria ETF
Undistributed Ordinary Income	$720,587	$2,488,838	$—
Capital Loss Carryforwards	(31,649,755)	(234,475,337)	(37,826,537)
Unrealized Depreciation on Investments and Foreign Currency	(14,739,011)	(4,030,871)	(3,786,855)
Other Temporary Differences	—	(17)	(7)
Total Accumulated Losses	$(45,668,179)	$(236,017,387)	$(41,613,399)

	Global X Funds
	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Portugal ETF	Global X DAX Germany ETF
Undistributed Ordinary Income	$280,931	$43,865	$202,570
Capital Loss Carryforwards	(25,645,866)	(19,844,286)	(3,158,344)
Unrealized Depreciation on Investments and Foreign Currency	(1,529,044)	(1,506,870)	(3,569,414)
Other Temporary Differences	1	2	(1)
Total Accumulated Losses	$(26,893,978)	$(21,307,289)	$(6,525,189)

	Global X Funds
	Global X MSCI Pakistan ETF	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
Undistributed Ordinary Income	$884,686	$197,511	$18,646
Capital Loss Carryforwards	(41,703,956)	(3,524,242)	(4,504,574)
Unrealized Depreciation on Investments and Foreign Currency	(8,422,826)	(2,121,473)	(3,751,783)
Other Temporary Differences	(5)	—	(1)
Total Accumulated Losses	$(49,242,101)	$(5,448,204)	$(8,237,712)

	Global X Funds
	Global X MSCI China Information Technology ETF	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF
Undistributed Ordinary Income	$28,787	$41,508	$112,956
Capital Loss Carryforwards	(6,515,987)	(197,367)	(4,472,950)
Unrealized Depreciation on Investments and Foreign Currency	(7,830,827)	(535,943)	(4,074,962)
Other Temporary Differences	1	—	(1)
Total Accumulated Losses	$(14,318,026)	$(691,802)	$(8,434,957)

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

Global X Funds
Global X MSCI Vietnam ETF
Undistributed Ordinary Income	$28,035
Capital Loss Carryforwards	(2,011,590)
Unrealized Depreciation on Investments and Foreign Currency	(2,654,121)
Other Temporary Differences	1
Total Accumulated Losses	$(4,637,675)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X MSCI Colombia ETF	$26,216,507	$69,121,163	$95,337,670
Global X MSCI China Industrials ETF	2,603,225	2,910,440	5,513,665
Global X MSCI China Consumer Discretionary ETF	52,302,747	135,158,297	187,461,044
Global X MSCI China Communication Services ETF	4,510,220	6,089,501	10,599,721
Global X MSCI China Financials ETF	8,787,584	5,857,173	14,644,757
Global X MSCI China Energy ETF	888,702	1,013,891	1,902,593
Global X MSCI China Materials ETF	932,977	2,032,260	2,965,237
Global X MSCI Norway ETF	13,490,875	35,642,664	49,133,539	*
Global X FTSE Southeast Asia ETF	3,360,038	6,626,891	9,986,929
Global X MSCI Argentina ETF	4,067,532	27,582,223	31,649,755
Global X MSCI Greece ETF	75,681,586	158,793,751	234,475,337
Global X MSCI Nigeria ETF	6,905,241	30,921,296	37,826,537
Global X MSCI Next Emerging & Frontier ETF	6,514,236	19,131,630	25,645,866
Global X MSCI Portugal ETF	4,282,238	15,562,048	19,844,286
Global X DAX Germany ETF	897,322	2,261,022	3,158,344
Global X MSCI Pakistan ETF	1,543,754	40,160,202	41,703,956
Global X MSCI China Consumer Staples ETF	2,086,217	1,438,025	3,524,242
Global X MSCI China Health Care ETF	628,519	3,876,055	4,504,574
Global X MSCI China Information Technology ETF	1,508,385	5,007,602	6,515,987
Global X MSCI China Utilities ETF	77,717	119,650	197,367
Global X MSCI China Real Estate ETF	1,878,490	2,594,460	4,472,950
Global X MSCI Vietnam ETF	1,273,872	737,718	2,011,590

*	The utilization of this amount is subject to limitation under IRC sections 382-384

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

During the year ended October 31, 2023, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X MSCI Greece ETF	$348,619	$—	$348,619
Global X DAX Germany ETF	395,793	230,478	626,271

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2023 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI Colombia ETF	$44,748,437	$572,529	$(13,905,757)	$(13,333,228)
Global X MSCI China Industrials ETF	6,590,712	41,985	(2,136,584)	(2,094,599)
Global X MSCI China Consumer Discretionary ETF	496,517,602	9,498,585	(225,395,708)	(215,897,123)
Global X MSCI China Communication Services ETF	8,130,060	458,251	(2,857,112)	(2,398,861)
Global X MSCI China Financials ETF	32,507,683	298,645	(11,726,074)	(11,427,429)
Global X MSCI China Energy ETF	5,165,899	727,597	(706,725)	20,872
Global X MSCI China Materials ETF	4,089,928	216,194	(1,461,747)	(1,245,553)
Global X MSCI Norway ETF	76,409,896	2,597,532	(24,585,847)	(21,988,315)
Global X FTSE Southeast Asia ETF	42,023,401	1,796,998	(5,105,685)	(3,308,687)
Global X MSCI Argentina ETF	66,290,804	1,000,079	(15,739,090)	(14,739,011)
Global X MSCI Greece ETF	157,693,422	25,283,836	(29,314,707)	(4,030,871)
Global X MSCI Nigeria ETF	4,730,573	5,883	(3,792,738)	(3,786,855)
Global X MSCI Next Emerging & Frontier ETF	22,829,986	2,590,428	(4,119,472)	(1,529,044)
Global X MSCI Portugal ETF	9,710,864	300,236	(1,807,106)	(1,506,870)
Global X DAX Germany ETF	50,536,413	3,073,578	(6,642,992)	(3,569,414)
Global X MSCI Pakistan ETF	36,891,129	1,495,021	(9,917,847)	(8,422,826)
Global X MSCI China Consumer Staples ETF	11,452,052	860,630	(2,982,103)	(2,121,473)
Global X MSCI China Health Care ETF	12,750,113	327,899	(4,079,682)	(3,751,783)
Global X MSCI China Information Technology ETF	19,651,345	653,706	(8,484,533)	(7,830,827)
Global X MSCI China Utilities ETF	2,544,975	48,985	(584,928)	(535,943)
Global X MSCI China Real Estate ETF	11,119,120	—	(4,074,962)	(4,074,962)
Global X MSCI Vietnam ETF	11,774,656	126,040	(2,780,161)	(2,654,121)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

Notes to Financial Statements (Continued)

October 31, 2023

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Notes to Financial Statements (Continued)

October 31, 2023

7. CONCENTRATION OF RISKS (continued)

Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

In particular, monetary policies enacted by government agencies in Nigeria prior to June 14, 2023 severely limited Global X MSCI Nigeria ETF (NGE) and certain other Funds’ ability

Notes to Financial Statements (Continued)

October 31, 2023

7. CONCENTRATION OF RISKS (continued)

to convert local denominated assets and liabilities to U.S. dollars using quoted immediate currency settlement rates. As a result, NGE and certain other Funds experienced significant delays - or for certain periods of time were completely unable – to repatriate U.S. dollars at quoted spot rates, On June 14, 2023, the government of Nigeria loosened its monetary policy, allowing naira transactions to occur outside of the previously announced U.S. dollar peg. However, quoted rates for immediate currency settlement remain significantly disconnected from market clearing rates. NGE’s ability to convert naira into U.S. dollars continues to be significantly limited and transactions, when they have occurred, have been at material discounts to the quoted rates.

NGE’s holdings are largely comprised of naira or securities denominated in naira. Naira and assets denominated in naira are required to be translated to U.S. dollars for financial reporting purposes using quoted rates for immediate settlement which, in the Fund’s experience, are materially different from the market clearing rate. As a result, the values of NGE’s assets and liabilities denominated in naira which will be ultimately realized could be materially different from those reported on the statement of assets and liabilities.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as a Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign

Notes to Financial Statements (Continued)

October 31, 2023

7. CONCENTRATION OF RISKS (continued)

ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Also, if an affected security is included in a Fund’s underlying index, such Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of the underlying index. The use of (or increased use of) a representative sampling strategy may increase such Fund’s tracking error risk. Actions barring some or all transactions with a specific company will likely have a substantial, negative impact on the value of such company’s securities. These sanctions may also lead to changes in a Fund’s underlying index. A Fund’s index provider may remove securities from the underlying index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that a Fund will rebalance its portfolio to bring it in line with its respective underlying index as a result of any such changes, which may result in transaction costs and increased tracking error.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105%

Notes to Financial Statements (Continued)

October 31, 2023

8. LOANS OF PORTFOLIO SECURITIES (continued)

of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Portugal ETF and Global X MSCI China Information Technology ETF are held by BNY Mellon and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2023.

Notes to Financial Statements (Continued)

October 31, 2023

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X MSCI Colombia ETF	$1,549,125	$1,549,125	$—	$—
Global X MSCI China Consumer Discretionary ETF	2,920,720	2,920,720	—	—
Global X MSCI China Communication Services ETF	—	—	—	—
Global X MSCI Norway ETF	544,031	525,717	18,314	—
Global X FTSE Southeast Asia ETF	453,038	453,038	—	—
Global X MSCI Argentina ETF	761,753	761,753	—	—
Global X MSCI Portugal ETF	240,042	105,794	134,248	—
Global X MSCI China Information Technology ETF	62,757	62,757	—	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at October 31, 2023 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2023, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Notes to Financial Statements  (Continued)

October 31, 2023

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Global X MSCI Colombia ETF
Repurchase Agreements	$1,605,763	$—	$—	$—	$1,605,763
Total	$1,605,763	$—	$—	$—	$1,605,763
Global X MSCI China Consumer Discretionary ETF
Repurchase Agreements	$3,101,916	$—	$—	$—	$3,101,916
Total	$3,101,916	$—	$—	$—	$3,101,916
Global X MSCI China Communication Services ETF
Repurchase Agreements	$596	$—	$—	$—	$596
Total	$596	$—	$—	$—	$596
Global X MSCI Norway ETF
Repurchase Agreements	$533,243	$—	$—	$—	$533,243
U.S. Government Securities	—	—	—	18,314	18,314
Total	$533,243	$—	$—	$18,314	$551,557
Global X FTSE Southeast Asia ETF
Repurchase Agreements	$484,822	$—	$—	$—	$484,822
Total	$484,822	$—	$—	$—	$484,822
Global X MSCI Argentina ETF
Repurchase Agreements	$794,064	$—	$—	$—	$794,064
Total	$794,064	$—	$—	$—	$794,064
Global X MSCI Portugal ETF
Repurchase Agreements	$111,225	$—	$—	$—	$111,225
U.S. Government Securities	—	—	—	134,248	134,248
Total	$111,225	$—	$—	$134,248	$245,473
Global X MSCI China Information Technology ETF
Repurchase Agreements	$178,660	$—	$—	$—	$178,660
Total	$178,660	$—	$—	$—	$178,660

9. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts.

Notes to Financial Statements  (Continued)

October 31, 2023

9. CONTRACTUAL OBLIGATION (continued)

Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. REVERSE SHARE SPLIT

Effective December 20, 2022, Global X MSCI China Real Estate ETF executed a reverse share split for shareholders of record after the close of markets on December 19, 2022. The effect of this transaction was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transactions. The details of the reverse split is are follows:

Ratio
Global X MSCI China Real Estate ETF	1:3

Effective April 28, 2020,each of the Global X MSCI Colombia ETF, Global X MSCI Greece ETF and Global X MSCI Pakistan ETF executed a reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

Ratio
Global X MSCI Colombia ETF	1:4
Global X MSCI Greece ETF	1:3
Global X MSCI Pakistan ETF	1:4

11. MERGER

Effective October 29, 2021, the Global X FTSE Nordic Region ETF (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Global X MSCI Norway ETF (the “Acquired Fund”) pursuant to a Plan of Reorganization approved by

Notes to Financial Statements  (Continued)

October 31, 2023

11. MERGER (continued)

the Board of Directors on August 4, 2021. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Acquiring Fund, each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund.

The acquisition was accomplished by a tax-free exchange as follows:

3,980,000 shares of the Acquired Fund, with net assets of $60,723,560 and including $673,023 of net unrealized depreciation for 1,896,973 shares of the Acquiring Fund with net assets of $43,214,538. For every 1 share of the Acquired Fund, shareholders received 0.4766 shares of the Acquiring Fund. Immediately following the acquisition, the Combined Fund held 3,246,971 shares with net assets of $103,938,098.

Assuming that the reorganization had been completed on November 1, 2020, the Acquiring Fund’s pro forma results of operations for the year ended October 31, 2021 would have been as follows:

Net investment income	$2,153,445
Net Realized and unrealized gain (loss) from investments	26,735,503
Net increase (decrease) in net assets from operations	$28,888,948

12. PLAN OF LIQUIDATION

On June 22, 2023, the Trust’s Board of Trustees (the “Board”) approved the liquidation of the Global X MSCI Nigeria ETF (the “Nigeria Fund”). The Board also considered the Adviser’s recommendation that it was in the best interests of the Nigeria Fund and its shareholders for the Nigeria Fund to liquidate its holdings and to convert all naira held by the Nigeria Fund to U.S. dollars in anticipation of the Nigeria Fund’s liquidation. After considering information presented by the Adviser on the proposed liquidation of the Nigeria Fund, the Board concluded that it would be in the best interests of the Nigeria Fund and its shareholders to liquidate and terminate the Nigeria Fund.

In order to facilitate the liquidation, the Nigeria Fund has liquidated the majority of its equity holdings and increased its cash holdings in Nigerian naira in order to facilitate the conversion of naira into U.S. dollars and has held cross-listed securities that can be sold outside of Nigeria for non-U.S. currencies that are more easily converted into U.S. dollars than naira. These strategies, which are intended to facilitate the Nigeria Fund’s liquidation, deviate from the Nigeria Fund’s current investment objective and principal investment strategies. As a consequence, since the approval of the Nigeria Fund’s liquidation by the Board, the Nigeria Fund has departed from its investment objective and has deviated from tracking its underlying index in preparation for its planned liquidation.

Notes to Financial Statements  (Concluded)

October 31, 2023

12. PLAN OF LIQUIDATION (continued)

The Nigeria Fund’s planned liquidation date of March 29, 2024 reflects ongoing uncertainty with respect to the timing of currency repatriation and the exchange rate at which naira is able to be converted to U.S. dollars. The Nigeria Fund intends to continue to convert its naira holdings into U.S. dollars although the exchange rate ultimately realized by the Nigeria Fund upon conversion may be materially different from that used to translate the statement of assets and liabilities, which in turn may materially impact the proceeds ultimately returned to shareholders in liquidation. To the extent the Nigeria Fund is able to successfully convert all of its naira holdings into U.S. dollars prior to the planned liquidation date, the Nigeria Fund may accelerate its liquidation date. Conversely, delays in conversion may extend the timeline for liquidation. Shareholders will be promptly informed of any such change.

13. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the Funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-two of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X MSCI Colombia ETF (1)	Global X MSCI Nigeria ETF (1)
Global X MSCI China Industrials ETF (1)	Global X MSCI Next Emerging & Frontier ETF (1)
Global X MSCI China Consumer Discretionary ETF (1)	Global X MSCI Portugal ETF (1)
Global X MSCI China Communication Services ETF (1)	Global X DAX Germany ETF (1)
Global X MSCI China Financials ETF (1)	Global X MSCI Pakistan ETF (1)
Global X MSCI China Energy ETF (1)	Global X MSCI China Consumer Staples ETF (2)
Global X MSCI China Materials ETF (1)	Global X MSCI China Health Care ETF (2)
Global X MSCI Norway ETF (1)	Global X MSCI China Information Technology ETF (2)
Global X FTSE Southeast Asia ETF (1)	Global X MSCI China Utilities ETF (2)
Global X MSCI Argentina ETF (1)	Global X MSCI China Real Estate ETF (2)
Global X MSCI Greece ETF (1)	Global X MSCI Vietnam ETF (3)

1.	Statements of operations for the year ended October 31, 2023, statements of changes in net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023.

2.	Statements of operations for the year ended October 31, 2023, statements of changes in net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the four years in the period ended October 31, 2023, and for the period December 7, 2018 (commencement of operations) through October 31, 2019.

Report of Independent Registered Public Accounting Firm  (Concluded)

3.	Statement of operations for the year ended October 31, 2023, statement of changes in net assets and the financial highlights for the year ended October 31, 2023 and for the period December 7, 2021 (commencement of operations) through October 31, 2022.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 4, 2024

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2023 through October 31, 2023.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expenses Ratios	Expense Paid During Period(1)
Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$1,035.40	0.63%	$3.23
Hypothetical 5% Return	1,000.00	1,022.03	0.63	3.21

Global X MSCI China Industrials ETF
Actual Fund Return	$1,000.00	$794.90	0.66%	$2.99
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36

Global X MSCI China Consumer Discretionary ETF
Actual Fund Return	$1,000.00	$958.50	0.65%	$3.21
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X MSCI China Communication Services ETF
Actual Fund Return	$1,000.00	$816.00	0.66%	$3.02
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36

Global X MSCI China Financials ETF
Actual Fund Return	$1,000.00	$894.80	0.69%	$3.30
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

Global X MSCI China Energy ETF
Actual Fund Return	$1,000.00	$988.20	0.69%	$3.46
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

Global X MSCI China Materials ETF
Actual Fund Return	$1,000.00	$843.20	0.65%	$3.02
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$988.20	0.51%	$2.56
Hypothetical 5% Return	1,000.00	1,022.64	0.51	2.60

Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$942.40	0.65%	$3.18
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$979.40	0.59%	$2.94
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3.01

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expenses Ratios	Expense Paid During Period(1)
Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$1,085.90	0.57%	$3.00
Hypothetical 5% Return	1,000.00	1,022.33	0.57	2.91

Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$676.30	0.78%	$3.30
Hypothetical 5% Return	1,000.00	1,021.27	0.78	3.97

Global X MSCI Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$919.80	0.55%	$2.66
Hypothetical 5% Return	1,000.00	1,022.43	0.55	2.80

Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$908.70	0.58%	$2.79
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

Global X DAX Germany ETF
Actual Fund Return	$1,000.00	$887.00	0.20%	$0.95
Hypothetical 5% Return	1,000.00	1,024.20	0.20	1.02

Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$1,199.10	0.71%	$3.94
Hypothetical 5% Return	1,000.00	1,021.63	0.71	3.62

Global X MSCI China Consumer Staples ETF
Actual Fund Return	$1,000.00	$837.00	0.66%	$3.06
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36

Global X MSCI China Health Care ETF
Actual Fund Return	$1,000.00	$881.40	0.65%	$3.08
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X MSCI China Information Technology ETF
Actual Fund Return	$1,000.00	$838.80	0.66%	$3.06
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36

Global X MSCI China Utilities ETF
Actual Fund Return	$1,000.00	$862.30	0.66%	$3.10
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI China Real Estate ETF
Actual Fund Return	$1,000.00	$721.30	0.68%	$2.95
Hypothetical 5% Return	1,000.00	1,021.78	0.68	3.47

Global X MSCI Vietnam ETF
Actual Fund Return	$1,000.00	$932.60	0.57%	$2.78
Hypothetical 5% Return	1,000.00	1,022.33	0.57	2.91

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Liquidity Risk Management Program  (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 19, 2023, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report noted that one Fund, the Global X Nigeria Fund, was classified as an In-Kind Fund for purposes of Liquidity Reporting. The Committee’s report noted that no other material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Supplemental Information (Unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust  (Unaudited)

The Trustees and officers are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-888-493-8631. The address for all Trustees and officers is c/o Global X Funds®, 605 3rd Avenue, 43rd Floor, New York, New York 10158. The following chart lists Trustees and Officers as of December 15, 2023.

Name (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee[4]	Other Directorships Held by Trustees
Independent Trustees[1,2]
Charles A. Baker (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	113 funds (108 of which were operational)	Trustee of OSI ETF Trust (2016-2022).
Susan M. Ciccarone (1973)	Trustee (since 09/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	113 funds (108 of which were operational)	Director of E78 Partners (since 2022); Director of ProSight Global, Inc. (since 2021); Director of Casa Holdco LP, parent of Celink (since 2018); Chairman, Payment Alliance International, Inc. (2019-2021).
Clifford J. Weber (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013- 2015).	113 funds (108 of which were operational)	Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); Trustee of Clough Global Opportunities Fund (since 2017); Chairman (2017-2023) and Trustee (2015- 2023) of Clough Funds Trust; and Chairman and Trustee of Elevation ETF Trust (2016-2018).

Trustees and Officers of the Trust  (Unaudited)

Name (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee/Officers[1,2]
Thomas Park (1978)	President (since 11/2023)	Chief Executive Officer, GXMC (since 11/2023); Co-Chief Executive Officer Mirae Asset Global Investments (USA) (since 12/2022); President of Mirae Asset Global Investments (USA) (1/2020- 12/2022); and Executive Managing Director of Mirae Asset Global Investments (USA) (2011- 2022).	N/A	N/A
Alex Ashby (1986)	Chief Operating Officer (since 11/2023)	Head of Product Development, GXMC (since 2019); Vice President, Director of Product Development (2015 - 2018).	N/A	N/A
Susan Lively (1981)	Secretary (since 09/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020).	N/A	N/A
Eric Griffith[3] (1969)	Assistant Secretary (since 02/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018).	N/A	N/A
Joe Costello (1974)	Chief Compliance Officer (since 09/2016)	Chief Compliance Officer, GXMC (since 09/2016).	N/A	N/A
Ronnie Riven (1984)	Chief Financial Officer (since 11/2023); Treasurer and Principal Accounting Officer (since 12/2020)	Head of Finance & Business Management, GXMC (since 01/2022); Treasurer, GXMC (since 02/2022); Director of Finance, GXMC (08/2018-12/2021); Director of Accounting and Finance at Barclays Center (2016-2018).	N/A	N/A
Eric Olsen[3] (1970)	Assistant Treasurer (since 05/2021)	Director of Accounting, SEI Investment Manager Services (March 2021 to present); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021).	N/A	N/A

1	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
2	Luis Berruga served as an Interested Trustee of the Trust until December 15, 2023, and as President of the Trust until November 21, 2023. John Belanger served as Chief Operating Officer of the Trust and as Chief Financial Officer of the Trust until November 28, 2023.
3	These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.
4	As of October 31, 2023.

Notice to Shareholders  (Unaudited)

For shareholders that do not have an October 31, 2023 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2023, the Funds have designated the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X MSCI Colombia ETF
0.00%	0.00%	100.00%	100.00%	0.00%	7.91%
Global X MSCI China Industrials ETF
0.00%	0.00%	100.00%	100.00%	0.00%	54.85%
Global X MSCI China Consumer Discretionary ETF
0.00%	0.00%	100.00%	100.00%	5.55%	46.80%
Global X MSCI China Communication Services ETF
0.00%	0.00%	100.00%	100.00%	0.00%	66.01%
Global X MSCI China Financials ETF
0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI China Energy ETF
0.00%	0.00%	100.00%	100.00%	0.00%	92.59%
Global X MSCI China Materials ETF
0.00%	0.00%	100.00%	100.00%	0.00%	92.95%
Global X MSCI Norway ETF
0.00%	0.00%	100.00%	100.00%	0.00%	99.54%
Global X FTSE Southeast Asia ETF
0.00%	0.00%	100.00%	100.00%	0.00%	45.02%
Global X MSCI Argentina ETF
0.00%	0.00%	100.00%	100.00%	0.00%	59.70%
Global X MSCI Greece ETF
0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI Nigeria ETF
60.47%	0.00%	39.53%	100.00%	0.00%	0.00%
Global X MSCI Next Emerging & Frontier ETF
0.00%	0.00%	100.00%	100.00%	0.00%	67.28%
Global X MSCI Portugal ETF
0.00%	0.00%	100.00%	100.00%	0.00%	91.43%
Global X DAX Germany ETF
0.00%	0.00%	100.00%	100.00%	0.00%	99.05%
Global X MSCI Pakistan ETF
0.00%	0.00%	100.00%	100.00%	0.00%	98.89%
Global X MSCI China Consumer Staples ETF
0.00%	0.00%	100.00%	100.00%	0.00%	68.48%
Global X MSCI China Health Care ETF
0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI China Information Technology ETF
0.00%	0.00%	100.00%	100.00%	0.00%	80.70%
Global X MSCI China Utilities ETF
0.00%	35.37%	64.63%	100.00%	0.00%	36.06%
Global X MSCI China Real Estate ETF
0.00%	0.00%	100.00%	100.00%	0.00%	28.63%
Global X MSCI Vietnam ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

Notice to Shareholders  (Unaudited)

U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends (5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X MSCI Colombia ETF
0.00%	0.04%	0.00%	0.00%	18.83%
Global X MSCI China Industrials ETF
0.00%	0.13%	0.00%	0.00%	7.02%
Global X MSCI China Consumer Discretionary ETF
0.00%	0.23%	0.00%	0.00%	0.00%
Global X MSCI China Communication Services ETF
0.00%	0.22%	0.00%	0.00%	8.93%
Global X MSCI China Financials ETF
0.00%	0.04%	0.00%	0.00%	7.11%
Global X MSCI China Energy ETF
0.00%	0.23%	0.00%	0.00%	9.63%
Global X MSCI China Materials ETF
0.00%	0.22%	0.00%	0.00%	8.37%
Global X MSCI Norway ETF
0.00%	0.05%	0.00%	0.00%	20.10%
Global X FTSE Southeast Asia ETF
0.00%	0.05%	0.00%	0.00%	8.86%
Global X MSCI Argentina ETF
0.00%	0.09%	0.00%	0.00%	0.00%
Global X MSCI Greece ETF
0.00%	0.08%	0.00%	0.00%	4.68%
Global X MSCI Nigeria ETF
0.00%	0.24%	0.00%	0.00%	0.00%
Global X MSCI Next Emerging & Frontier ETF
0.00%	0.18%	0.00%	5.54%	12.93%
Global X MSCI Portugal ETF
0.00%	0.05%	0.00%	0.00%	14.64%
Global X DAX Germany ETF
0.00%	0.04%	0.00%	0.00%	15.61%
Global X MSCI Pakistan ETF
0.00%	0.13%	0.00%	0.00%	30.63%
Global X MSCI China Consumer Staples ETF
0.00%	0.13%	0.00%	0.00%	8.87%
Global X MSCI China Health Care ETF
0.00%	0.11%	0.00%	0.00%	0.00%
Global X MSCI China Information Technology ETF
0.00%	0.10%	0.00%	0.00%	0.00%
Global X MSCI China Utilities ETF
0.00%	0.09%	0.00%	0.00%	3.26%
Global X MSCI China Real Estate ETF
0.00%	0.14%	0.00%	0.00%	2.12%
Global X MSCI Vietnam ETF
0.00%	0.31%	0.00%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Notice to Shareholders  (Unaudited)

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2023, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X MSCI Colombia ETF	$2,242,600	$386,443
Global X MSCI China Industrials ETF	237,651	16,752
Global X MSCI China Communication Services ETF	104,477	6,789
Global X MSCI China Financials ETF	1,159,728	128,782
Global X MSCI China Energy ETF	488,982	51,362
Global X MSCI China Materials ETF	63,688	7,156
Global X MSCI Norway ETF	4,217,339	963,264
Global X FTSE Southeast Asia ETF	1,789,673	133,354
Global X MSCI Greece ETF	4,059,611	202,755
Global X MSCI Next Emerging & Frontier ETF	788,739	87,660
Global X MSCI Portugal ETF	542,716	76,865
Global X DAX Germany ETF	1,886,680	272,726
Global X MSCI Pakistan ETF	2,049,494	520,201
Global X MSCI China Consumer Staples ETF	514,774	42,268
Global X MSCI China Utilities ETF	68,590	3,668
Global X MSCI China Real Estate ETF	194,078	7,153

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2023. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV.

Notes

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-002-1300

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2023			2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,235,693	$0	$0	$1,148,958	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$392,972	$0	$0	$406,447	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)	(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2023	2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $392,972 and $406,447, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Thomas Park
Thomas Park President

Date: January 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas Park
Thomas Park President

Date: January 9, 2024

By (Signature and Title)	/s/ Ronnie Riven
Ronnie Riven Chief Financial Officer

Date: January 9, 2024